UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2009

1.800361.105

TBD-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.9%
		Principal Amount (o)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 959,400
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (e)		1,140,000	1,116,607
Vornado Realty Trust 2.85% 4/1/27		510,000	432,307
Weingarten Realty Investors 3.95% 8/1/26		510,000	459,000
			2,007,914
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	259,748
TOTAL FINANCIALS			2,267,662
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
General Cable Corp. 1% 10/15/12		2,580,000	2,012,400
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14		1,630,000	1,653,964
TOTAL INDUSTRIALS			3,666,364
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		840,000	530,544
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		2,350,000	1,128,000
TOTAL INFORMATION TECHNOLOGY			1,658,544
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		1,485,000	1,466,438
TOTAL CONVERTIBLE BONDS			10,018,408
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - 30.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		$ 5,595,000	$ 5,641,327
5.875% 3/15/11		2,077,000	2,102,688
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,104,100
			9,848,115
Automobiles - 0.0%
Ford Motor Co.:
7.45% 7/16/31		855,000	495,900
9.5% 9/15/11		225,000	164,250
General Motors Corp.:
7.125% 7/15/13 (a)		575,000	51,750
7.2% 1/15/11 (a)		655,000	45,850
8.25% 7/15/23 (a)		1,090,000	98,100
			855,850
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		455,000	419,738
7.5% 4/1/27		1,935,000	1,538,325
			1,958,063
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (e)		2,020,000	2,040,200
Carrols Corp. 9% 1/15/13		85,000	79,688
Chukchansi Economic Development Authority 8% 11/15/13 (e)		565,000	355,950
Host Marriott LP:
6.375% 3/15/15		250,000	215,000
7.125% 11/1/13		5,360,000	4,931,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,028,300
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)		5,930,000	2,312,700
McDonald's Corp.:
5.35% 3/1/18		2,339,000	2,426,425
6.3% 3/1/38		7,590,000	7,974,418
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		3,520,000	2,921,600
6.375% 7/15/09		1,415,000	1,393,775
7.125% 8/15/14		1,170,000	795,600
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	325,500
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,497,500
7.25% 6/15/16		3,705,000	2,732,438
7.5% 10/15/27		2,025,000	1,296,000
Scientific Games Corp.:
6.25% 12/15/12		2,185,000	2,042,975
7.875% 6/15/16 (e)		2,145,000	1,994,850
9.25% 6/15/19 (e)		1,845,000	1,812,713
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (e)(j)		3,010,000	2,076,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	765,450
7.25% 5/1/12		1,760,000	1,425,600
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (e)(j)		140,000	73,150
9.125% 2/1/15 (e)		1,100,000	588,500
Speedway Motorsports, Inc. 8.75% 6/1/16 (e)		1,855,000	1,859,638
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,098,000
7.875% 5/1/12		2,095,000	2,037,388
7.875% 10/15/14		2,635,000	2,470,313
Times Square Hotel Trust 8.528% 8/1/26 (e)		109,054	91,714
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	460,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,363,433
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		375,000	318,750
6.625% 12/1/14		4,310,000	3,577,300
			59,496,068
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,000,350
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,298,766
5.875% 1/15/36		13,274,000	9,806,154
KB Home:
5.875% 1/15/15		720,000	640,800
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.375% 8/15/11		$ 530,000	$ 508,800
Lennar Corp. 12.25% 6/1/17 (e)		2,145,000	2,230,800
Pulte Homes, Inc. 5.25% 1/15/14		645,000	544,251
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,785,438
			20,815,359
Media - 2.0%
AMC Entertainment, Inc.:
8% 3/1/14		285,000	259,350
8.75% 6/1/19 (e)(f)		2,740,000	2,657,800
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,971,212
6.875% 5/1/12		2,441,000	2,569,838
7.625% 4/15/31		500,000	455,320
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,895,000	1,925,699
Cablevision Systems Corp. 8% 4/15/12		3,070,000	2,993,250
Charter Communications Holdings I LLC:
9.92% 4/1/14 (a)		1,495,000	13,081
11.125% 1/15/14 (a)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (a)		5,490,000	631,350
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (a)		3,865,000	3,826,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(j)		3,865,000	3,729,725
10.375% 4/30/14 (e)(j)		2,220,000	2,103,450
10.875% 9/15/14 (e)		890,000	907,800
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	542,748
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,796,456
5.5% 3/15/11		382,000	399,578
5.7% 5/15/18		11,968,000	11,870,940
5.85% 1/15/10		61,000	62,304
6.45% 3/15/37		8,838,000	8,314,790
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,150,472
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,313,014
6.25% 6/1/18 (e)		1,055,000	1,015,057
6.45% 12/1/36 (e)		913,000	780,599
6.95% 6/1/38 (e)		452,000	401,997
CSC Holdings, Inc.:
6.75% 4/15/12		5,280,000	5,068,800
7.625% 4/1/11		1,550,000	1,546,125
8.5% 4/15/14 (e)		2,105,000	2,083,950
8.5% 6/15/15 (e)		2,340,000	2,304,900
8.625% 2/15/19 (e)		4,030,000	3,949,400
EchoStar Communications Corp.:
6.375% 10/1/11		6,425,000	6,232,250
7% 10/1/13		6,765,000	6,359,100
7.125% 2/1/16		1,345,000	1,230,675
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,116,775
7.25% 8/15/11		2,345,000	2,204,300
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	4,969,750
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	438,700
6.625% 8/15/15		1,030,000	875,500
9.75% 4/1/14 (e)		1,830,000	1,866,600
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,206,288
8.25% 2/1/30		245,000	164,150
Marquee Holdings, Inc. 9.5% 8/15/14 (c)		3,555,000	2,861,775
News America Holdings, Inc. 7.75% 12/1/45		170,000	134,355
News America, Inc.:
4.75% 3/15/10		244,000	246,586
5.3% 12/15/14		876,000	887,685
6.15% 3/1/37		2,970,000	2,354,533
6.2% 12/15/34		5,330,000	4,349,136
6.65% 11/15/37		15,817,000	13,387,256
6.9% 3/1/19 (e)		4,805,000	4,853,531
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(j)		257,683	63,988
7% 1/15/14		85,000	29,750
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		$ 639,181	$ 178,971
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)		6,040,000	3,865,600
10% 8/1/14		3,975,000	3,776,250
11.5% 5/1/16 (e)		2,225,000	2,119,313
11.625% 2/1/14 (e)		2,325,000	2,278,500
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,170,120
7.75% 3/15/16		2,485,000	2,199,225
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	98,175
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,490,460
5.85% 5/1/17		2,607,000	2,574,908
6.2% 7/1/13		2,324,000	2,427,534
6.75% 7/1/18		13,473,000	13,917,474
7.3% 7/1/38		7,850,000	7,961,706
8.75% 2/14/19		2,390,000	2,740,972
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,147,315
6.5% 11/15/36		7,565,000	6,146,714
6.625% 5/15/29		4,415,000	3,669,130
TL Acquisitions, Inc.:
0% 7/15/15 (b)(e)		1,110,000	743,700
10.5% 1/15/15 (e)		3,675,000	2,866,500
UPC Holding BV 9.875% 4/15/18 (e)		3,250,000	3,128,125
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,935,967
6.25% 4/30/16		5,600,000	5,352,816
6.75% 10/5/37		1,460,000	1,216,793
Videotron Ltd.:
9.125% 4/15/18 (e)		1,680,000	1,726,200
9.125% 4/15/18		1,630,000	1,674,825
Visant Holding Corp. 8.75% 12/1/13		450,000	435,375
			212,325,125
Multiline Retail - 0.0%
Dollar General Corp.:
10.625% 7/15/15		1,995,000	2,094,750
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar General Corp.: - continued
11.875% 7/15/17 pay-in-kind (j)		$ 765,000	$ 787,950
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,367,659
Macy's Retail Holdings, Inc. 7.875% 7/15/15		1,055,000	1,016,471
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,062,150
			6,328,980
Specialty Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		1,965,000	1,972,369
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,227,600
Sally Holdings LLC:
9.25% 11/15/14		3,215,000	3,239,113
10.5% 11/15/16		420,000	421,050
Staples, Inc. 9.75% 1/15/14		26,282,000	28,979,269
Toys 'R' US, Inc.:
7.375% 10/15/18		735,000	426,300
7.625% 8/1/11		4,470,000	3,374,850
			39,640,551
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (j)		2,020,000	1,636,200
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,646,500
9.75% 1/15/15		4,055,000	3,892,800
			7,175,500
TOTAL CONSUMER DISCRETIONARY			358,443,611
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37		73,000	63,665
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (e)		13,000,000	13,148,824
7.75% 1/15/19 (e)		4,750,000	5,109,323
8.2% 1/15/39 (e)		8,100,000	8,638,075
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,923,388
7.25% 5/15/17		495,000	461,588
8.375% 12/15/14		2,835,000	2,835,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC:
5.2% 1/30/13		$ 1,037,000	$ 1,070,458
5.75% 10/23/17		10,009,000	10,190,763
FBG Finance Ltd. 5.125% 6/15/15 (e)		2,936,000	2,593,704
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,290,907
			58,325,695
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	212,500
7.5% 2/15/11		2,365,000	2,341,350
7.75% 6/15/26		600,000	510,000
8% 5/1/31		2,385,000	2,051,100
CVS Caremark Corp.:
1.5613% 6/1/10 (j)		2,296,000	2,271,206
6.036% 12/10/28 (e)		14,319,739	11,794,023
6.302% 6/1/37 (j)		13,351,000	9,078,680
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	313,425
7.5% 11/15/14		1,595,000	1,543,163
8% 5/1/16		4,285,000	4,199,300
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,961,249
			45,275,996
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (e)		9,457,000	8,934,472
6.625% 9/15/37 (e)		8,334,000	7,137,971
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,199,800
7% 6/1/16		2,740,000	2,568,750
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,045,361
5.65% 2/15/19		1,586,000	1,622,675
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,891,652
6.125% 2/1/18		5,261,000	5,368,456
6.75% 2/19/14		540,000	587,434
6.875% 2/1/38		11,635,000	11,772,456
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,595,000	$ 1,563,100
Tyson Foods, Inc. 10.5% 3/1/14 (e)		1,470,000	1,558,200
			57,250,327
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,869,528
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,721,375
			4,590,903
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	25,745,668
9.95% 11/10/38		7,025,000	7,845,183
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,806,050
5.65% 5/16/18		7,161,000	7,327,364
6.375% 5/16/38		12,110,000	12,181,413
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,758,296
7.25% 6/15/37		4,865,000	3,864,313
			69,528,287
TOTAL CONSUMER STAPLES			234,971,208
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,251,250
7.75% 5/15/17		1,955,000	1,700,850
DCP Midstream LLC 9.75% 3/15/19 (e)		6,755,000	7,048,343
Halliburton Co.:
6.15% 9/15/19		5,504,000	5,803,682
7.45% 9/15/39		7,500,000	8,162,100
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)		1,295,000	1,048,950
Hornbeck Offshore Services, Inc. 6.125% 12/1/14		290,000	254,475
Pride International, Inc. 8.5% 6/15/19		1,495,000	1,509,950
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,576,188
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,646,951
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.: - continued
5.15% 3/15/13		$ 2,277,000	$ 2,185,604
7% 3/15/38		5,880,000	4,946,709
9.625% 3/1/19		1,500,000	1,692,867
			40,827,919
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,225,470
6.45% 9/15/36		2,115,000	1,761,156
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,448,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	982,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	950,625
BW Group Ltd. 6.625% 6/28/17 (e)		2,957,000	2,232,535
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,603,343
5.7% 5/15/17		16,009,000	15,417,740
6.25% 3/15/38		3,050,000	2,793,800
6.75% 2/1/39		2,980,000	2,737,535
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)		4,122,000	4,132,387
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	2,857,700
6.875% 1/15/16		580,000	495,900
7.25% 12/15/18		1,600,000	1,344,000
7.5% 9/15/13		2,265,000	2,140,425
7.5% 6/15/14		1,790,000	1,655,750
7.625% 7/15/13		895,000	827,875
9.5% 2/15/15		7,770,000	7,614,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,218,090
4.75% 2/1/14		1,055,000	1,096,024
5.75% 2/1/19		2,930,000	3,012,840
6.5% 2/1/39		6,535,000	6,753,583
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,086,500
Devon Energy Corp. 5.625% 1/15/14		2,344,000	2,457,663
Drummond Co., Inc. 7.375% 2/15/16 (e)		3,700,000	2,719,500
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,019,608
6.75% 2/15/32		10,542,000	8,673,220
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (e)		$ 1,222,000	$ 1,012,390
6.45% 11/3/36 (e)		2,400,000	1,617,336
6.875% 2/1/11		2,313,000	2,339,454
7.875% 8/16/10		1,037,000	1,060,510
El Paso Corp.:
7% 6/15/17		2,748,000	2,573,889
8.25% 2/15/16		875,000	857,500
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,043,495
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	867,377
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)		3,100,000	3,030,250
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		1,694,000	1,789,672
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,558,123
6.5% 4/15/18		2,372,000	2,167,486
9.875% 3/1/19		2,929,000	3,287,310
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	2,977,482
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,951,706
5.6% 10/15/14		1,955,000	1,921,571
5.65% 4/1/13		697,000	692,387
EOG Resources, Inc. 5.625% 6/1/19		3,693,000	3,780,303
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	931,500
7.75% 5/1/14		1,005,000	934,650
8.5% 2/15/14 (e)		4,070,000	3,927,550
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,930,500
Gazstream SA 5.625% 7/22/13 (e)		1,098,405	1,054,469
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		3,863,000	3,726,528
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,850,000	1,706,625
9.125% 7/2/18 (e)		1,015,000	923,650
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		795,000	773,138
Lukoil International Finance BV 6.656% 6/7/22 (e)		1,222,000	928,720
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,287,825
Nakilat, Inc. 6.067% 12/31/33 (e)		4,384,000	3,304,045
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (e)		240,000	177,600
Newfield Exploration Co. 7.125% 5/15/18		2,830,000	2,550,679
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13		$ 3,845,000	$ 3,743,492
5.2% 3/10/15		909,000	817,653
5.875% 3/10/35		240,000	190,486
6.4% 5/15/37		3,645,000	3,114,179
NGPL PipeCo LLC 6.514% 12/15/12 (e)		8,163,000	8,159,180
OPTI Canada, Inc.:
7.875% 12/15/14		820,000	557,600
8.25% 12/15/14		2,160,000	1,479,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	355,000
8.75% 12/1/13		610,000	567,300
Pan American Energy LLC 7.75% 2/9/12 (e)		2,140,000	2,075,800
Peabody Energy Corp. 7.375% 11/1/16		55,000	52,250
Pemex Project Funding Master Trust:
2.62% 6/15/10 (e)(j)		1,245,000	1,232,550
6.625% 6/15/35		625,000	568,125
Petro-Canada:
6.05% 5/15/18		3,850,000	3,598,187
6.8% 5/15/38		18,950,000	17,262,124
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,377,338
9.125% 7/15/13		4,270,000	4,184,600
10.5% 8/1/14 (e)		3,025,000	3,077,938
Petroleos de Venezuela SA:
5.25% 4/12/17		15,715,000	6,836,025
5.375% 4/12/27		3,760,000	1,395,712
Petroleos Mexicanos 8% 5/3/19 (e)		657,000	718,101
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,123,500
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,524,100
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	5,704,184
6.65% 1/15/37		4,430,000	3,776,216
7.75% 10/15/12		2,358,000	2,364,739
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,316,813
7.75% 6/15/15		485,000	453,475
10% 3/1/16		3,215,000	3,190,888
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		$ 2,355,000	$ 2,178,375
7.375% 7/15/13		2,060,000	1,998,200
7.5% 5/15/16		2,250,000	2,160,000
8% 5/15/19		2,840,000	2,801,092
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (e)		2,987,000	3,143,788
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (e)		1,343,000	1,333,532
6.332% 9/30/27 (e)		1,840,000	1,647,462
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		2,720,000	2,734,430
SandRidge Energy, Inc.:
4.8325% 4/1/14 (j)		1,935,000	1,480,275
8.625% 4/1/15 pay-in-kind (j)		3,635,000	3,080,663
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,610,700
Source Gas LLC 5.9% 4/1/17 (e)		3,544,000	2,563,102
Southwestern Energy Co. 7.5% 2/1/18 (e)		2,315,000	2,199,250
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	13,950,552
Suncor Energy, Inc.:
6.1% 6/1/18		10,851,000	10,432,694
6.85% 6/1/39		10,460,000	9,400,454
Teekay Corp. 8.875% 7/15/11		2,115,000	2,088,563
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)		520,000	520,000
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,049,412
6.65% 4/15/18		4,741,000	4,361,981
7.55% 4/15/38		9,095,000	7,800,909
Texas Eastern Transmission LP 6% 9/15/17 (e)		5,990,000	6,000,962
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,860,000	2,681,250
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)		2,371,000	1,564,860
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,285,477
Williams Companies, Inc. 8.75% 1/15/20 (e)		2,155,000	2,219,650
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,705,766
5.65% 4/1/16		1,200,000	1,199,687
5.9% 8/1/12		4,452,000	4,655,683
6.375% 6/15/38		13,285,000	12,213,272
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
6.75% 8/1/37		$ 10,380,000	$ 10,301,133
YPF SA 10% 11/2/28		1,475,000	1,135,750
			372,259,768
TOTAL ENERGY			413,087,687
FINANCIALS - 9.9%
Capital Markets - 2.4%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (j)		1,170,000	1,169,624
1.2406% 10/22/10 (j)		2,340,000	2,305,904
1.3919% 7/16/09 (j)		575,000	575,609
1.5538% 9/9/09 (j)		1,271,000	1,270,117
4.245% 1/7/10		1,217,000	1,221,971
4.5% 10/28/10		1,833,000	1,882,403
5.3% 10/30/15		1,170,000	1,103,523
5.85% 7/19/10		3,769,000	3,891,085
6.95% 8/10/12		10,980,000	11,872,806
BlackRock, Inc. 6.25% 9/15/17		14,822,000	14,508,040
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	5,901,093
5.45% 11/1/12		3,769,000	3,861,619
5.625% 1/15/17		3,200,000	2,915,507
5.95% 1/18/18		3,989,000	3,803,647
6% 5/1/14		9,300,000	9,455,598
6.15% 4/1/18		1,970,000	1,901,793
6.6% 1/15/12		1,711,000	1,807,716
6.75% 10/1/37		28,895,000	24,223,401
6.875% 1/15/11		273,000	287,970
7.5% 2/15/19		1,757,000	1,848,803
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)		2,399,000	2,145,824
6.5% 6/15/12		4,172,000	3,440,348
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,893,375
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,260,876
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,321,443
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15		$ 1,377,000	$ 1,201,521
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	15,911,596
6.15% 4/25/13		4,271,000	4,108,189
6.4% 8/28/17		2,720,000	2,465,397
6.875% 4/25/18		4,701,000	4,362,805
Morgan Stanley:
1.3994% 1/9/12 (j)		9,924,000	9,010,932
1.4494% 1/9/14 (j)		5,002,000	4,139,985
4.75% 4/1/14		2,429,000	2,222,435
5.05% 1/21/11		3,045,000	3,078,379
5.25% 11/2/12		244,000	244,345
5.45% 1/9/17		2,238,000	2,049,310
5.95% 12/28/17		5,050,000	4,744,223
6% 5/13/14		7,810,000	7,848,269
6.6% 4/1/12		5,719,000	5,956,859
6.625% 4/1/18		15,268,000	15,093,655
6.75% 4/15/11		836,000	870,642
7.3% 5/13/19		11,822,000	12,109,771
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,777,370
5.5% 8/15/13		2,560,000	2,672,228
Scotland International Finance No. 2 BV 7.7% 8/15/10 (e)		978,000	954,168
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,018,251
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	14,806,025
5.875% 12/20/17		15,572,000	14,134,284
			252,650,734
Commercial Banks - 1.6%
American Express Bank FSB:
5.5% 4/16/13		4,091,000	3,924,234
6% 9/13/17		10,621,000	9,484,564
ANZ National International Ltd. 6.2% 7/19/13 (e)		1,099,000	1,121,780
Bank of America NA:
5.3% 3/15/17		1,515,000	1,285,831
6% 10/15/36		690,000	522,330
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank One Corp.:
5.25% 1/30/13		$ 930,000	$ 933,023
7.875% 8/1/10		691,000	723,131
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	1,600,207
BB&T Corp. 6.5% 8/1/11		1,243,000	1,269,905
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,625,659
Credit Suisse First Boston 6% 2/15/18		16,107,000	14,969,314
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	9,521,834
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	5,645,894
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (e)(j)		5,724,147	4,836,904
Development Bank of Philippines 8.375% (j)		1,355,000	1,165,300
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		6,485,000	4,863,750
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,484,000	2,334,960
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,969,225
5.25% 2/10/14 (e)		565,000	547,234
5.5% 10/17/12		2,256,000	2,305,700
Fifth Third Bancorp:
4.5% 6/1/18		123,000	80,027
8.25% 3/1/38		2,099,000	1,610,815
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	4,302,170
HSBC Holdings PLC:
1.3659% 10/6/16 (j)		1,143,000	904,459
6.5% 9/15/37		8,400,000	7,617,901
HSBK (Europe) B.V. 9.25% 10/16/13 (e)		3,405,000	2,281,350
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,012,631
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,435,200
KeyBank NA:
5.8% 7/1/14		1,119,000	1,007,680
7% 2/1/11		1,124,000	1,103,565
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,876,670
Korea Development Bank:
4.625% 9/16/10		1,833,000	1,849,803
4.75% 7/20/09		937,000	935,968
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (e)(j)		$ 720,797	$ 551,441
National City Bank, Cleveland:
4.15% 8/1/09		1,907,000	1,904,734
4.5% 3/15/10		2,943,000	2,958,109
PNC Funding Corp.:
1.1794% 1/31/12 (j)		5,982,000	5,297,229
7.5% 11/1/09		2,026,000	2,064,326
Rabobank Capital Funding Trust II 5.26% (e)(j)		569,000	438,130
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (e)(j)		3,489,611	2,285,695
5.805% 6/20/16 (e)(j)		4,204,000	3,189,297
Sovereign Bank 2.7375% 8/1/13 (j)		985	740
Standard Chartered Bank 6.4% 9/26/17 (e)		15,618,000	13,300,617
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(j)		2,933,000	2,023,879
Union Planters Corp. 7.75% 3/1/11		600,000	575,368
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,535
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,335,000	1,281,600
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,246,210
6.6% 1/15/38		9,000,000	7,614,855
Wachovia Corp.:
1.23% 4/23/12 (j)		543,000	499,514
1.2613% 10/15/11 (j)		4,016,000	3,757,952
1.3113% 12/1/09 (j)		1,086,000	1,076,954
5.625% 10/15/16		3,399,000	2,900,272
5.75% 6/15/17		2,933,000	2,803,576
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,669,566
5.625% 12/11/17		10,423,000	9,920,236
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	593,490
			168,238,343
Consumer Finance - 1.4%
American Express Co. 8.15% 3/19/38		9,010,000	8,768,811
American Express Credit Corp. 5.875% 5/2/13		583,000	565,907
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,725,891
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
1.5725% 9/10/09 (j)		$ 3,277,000	$ 3,210,982
7.375% 5/23/14		7,440,000	7,665,759
Discover Financial Services:
1.8613% 6/11/10 (j)		4,022,000	3,782,317
6.45% 6/12/17		9,775,000	7,931,308
Ford Motor Credit Co. LLC:
7.25% 10/25/11		4,865,000	4,198,344
7.375% 10/28/09		1,155,000	1,131,900
8% 6/1/14		2,490,000	2,041,800
8% 12/15/16		1,415,000	1,136,304
12% 5/15/15		1,640,000	1,500,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,625,396
5.625% 5/1/18		25,000,000	23,876,300
5.875% 1/14/38		14,000,000	11,334,274
5.9% 5/13/14		10,290,000	10,368,677
6.375% 11/15/67 (j)		9,000,000	6,353,730
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,881,593
7% 5/15/12		468,000	477,978
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,309,665
5.25% 1/15/14		1,054,000	1,018,490
MBNA America Bank NA 7.125% 11/15/12 (e)		693,000	651,461
MBNA Corp. 7.5% 3/15/12		1,608,000	1,572,346
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)		4,245,000	4,066,128
ORIX Corp. 5.48% 11/22/11		385,000	339,168
SLM Corp.:
1.2319% 7/27/09 (j)		1,827,000	1,806,015
1.2519% 7/26/10 (j)		8,343,000	7,342,266
1.3219% 10/25/11 (j)		12,343,000	8,908,560
1.52% 3/15/11 (j)		112,000	87,851
4.5% 7/26/10		7,157,000	6,602,333
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)		391,916	395,835
			138,677,989
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.6%
Bank of America Corp.:
5.75% 12/1/17		$ 4,590,000	$ 4,099,710
7.4% 1/15/11		8,661,000	8,837,026
BTM Curacao Holding NV 1.6194% 12/19/16 (e)(j)		2,354,071	1,822,150
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,835,000	2,721,600
CIT Group, Inc. 1.3938% 6/8/09 (j)		1,172,000	1,168,861
Citigroup, Inc.:
0.9444% 5/18/11 (j)		2,811,000	2,566,657
5.3% 10/17/12		14,295,000	13,705,703
5.5% 4/11/13		13,549,000	12,994,507
6.125% 5/15/18		15,634,000	13,947,639
6.5% 1/18/11		1,307,000	1,319,971
6.5% 8/19/13		6,153,000	6,097,469
CME Group, Inc. 5.75% 2/15/14		506,000	533,637
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		8,874,000	9,220,947
6.375% 5/15/38		7,549,000	7,978,319
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)		3,410,000	2,762,100
9% 6/1/16 (e)		150,000	132,000
ILFC E-Capital Trust I 5.9% 12/21/65 (e)(j)		2,996,000	1,138,480
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,189,852
5.65% 6/1/14		10,520,000	7,890,421
6.375% 3/25/13		1,503,000	1,169,133
6.625% 11/15/13		2,721,000	2,075,611
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	13,409,118
4.891% 9/1/15 (j)		2,729,000	2,142,265
5.6% 6/1/11		2,139,000	2,254,284
5.75% 1/2/13		2,217,000	2,269,195
6.75% 2/1/11		376,000	394,518
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,426,000
7.125% 3/15/17		835,000	645,038
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)		280,000	289,813
NSG Holdings II, LLC 7.75% 12/15/25 (e)		6,440,000	5,184,200
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 1,800,000	$ 1,746,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		1,090,000	703,602
5.5% 1/15/14 (e)		695,000	470,259
5.7% 4/15/17 (e)		1,696,000	988,191
SIRENS B.V. Series 2007-2 Class A1, 2.9313% 4/13/10 (e)(j)		10,000,000	7,151,000
Sunwest Management, Inc. 8.385% 6/9/10 (a)(j)		325,000	195,000
TMK Capital SA 10% 7/29/11		3,500,000	2,703,750
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		3,238,000	2,813,207
Whirlpool Corp. 8.6% 5/1/14		2,140,000	2,162,804
ZFS Finance USA Trust I 6.15% 12/15/65 (e)(j)		2,323,000	1,521,565
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(j)		5,008,000	3,305,280
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(j)		2,501,000	1,537,890
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(j)		12,400,000	8,184,000
			165,868,772
Insurance - 1.0%
Allstate Corp.:
5.55% 5/9/35		7,505,000	5,829,524
6.2% 5/16/14		6,893,000	7,145,043
7.45% 5/16/19		6,826,000	7,130,535
American International Group, Inc. 8.175% 5/15/58 (e)(j)		7,875,000	1,819,991
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,629,609
6.75% 2/15/34		1,967,000	1,292,848
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	483,380
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)		1,491,000	1,128,329
Jackson National Life Global Funding 5.375% 5/8/13 (e)		753,000	715,310
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)		594,000	331,399
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)		8,000,000	8,413,960
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (e)(j)		6,350,000	5,651,500
MetLife, Inc.:
5% 6/15/15		1,163,000	1,074,789
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11		$ 990,000	$ 1,031,894
6.75% 6/1/16		7,610,000	7,743,921
7.717% 2/15/19		10,958,000	11,645,538
Metropolitan Life Global Funding I:
4.625% 8/19/10 (e)		3,299,000	3,332,904
5.125% 4/10/13 (e)		559,000	551,835
Monumental Global Funding II 5.65% 7/14/11 (e)		1,652,000	1,596,149
Monumental Global Funding III 5.5% 4/22/13 (e)		2,202,000	2,076,288
Pacific Life Global Funding 5.15% 4/15/13 (e)		11,281,000	10,627,458
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,038,059
5.4% 6/13/35		452,000	337,481
5.5% 3/15/16		425,000	403,333
5.7% 12/14/36		384,000	312,287
8.875% 6/15/68 (j)		2,972,000	2,347,880
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(j)		3,342,000	1,897,775
Symetra Financial Corp. 6.125% 4/1/16 (e)		5,181,000	3,894,459
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,066,703
6.5% 5/15/38		3,390,000	3,385,451
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,306,149
			101,241,781
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,306,708
Arden Realty LP 5.2% 9/1/11		1,339,000	1,374,398
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	338,413
5.5% 1/15/12		3,337,000	3,304,651
6.625% 9/15/11		818,000	839,028
Brandywine Operating Partnership LP:
4.5% 11/1/09		3,087,000	3,037,395
5.625% 12/15/10		4,079,000	3,720,015
5.7% 5/1/17		4,746,000	3,114,729
5.75% 4/1/12		2,463,000	2,038,433
BRE Properties, Inc. 5.75% 9/1/09		611,000	612,659
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,434
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13		$ 656,000	$ 599,755
5.875% 11/30/12		2,958,000	2,822,024
CPG Partners LP 6% 1/15/13		1,017,000	1,001,855
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,672,661
5% 5/3/10		2,241,000	2,016,147
5.25% 4/15/11		2,432,000	1,997,110
5.375% 10/15/12		1,286,000	897,318
Duke Realty LP:
4.625% 5/15/13		627,000	505,390
5.25% 1/15/10		453,000	449,808
5.4% 8/15/14		5,247,000	4,121,980
5.625% 8/15/11		2,957,000	2,768,737
5.875% 8/15/12		1,009,000	903,123
5.95% 2/15/17		699,000	512,605
6.25% 5/15/13		14,190,000	12,236,991
6.5% 1/15/18		3,795,000	2,812,270
Equity One, Inc.:
6% 9/15/17		854,000	633,324
6.25% 1/15/17		494,000	378,590
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	360,314
6% 7/15/12		2,933,000	2,656,585
6.2% 1/15/17		620,000	504,356
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	57,988
HMB Capital Trust V 4.92% 12/15/36 (a)(e)(j)		270,000	27
Hospitality Properties Trust:
5.625% 3/15/17		1,200,000	881,059
6.7% 1/15/18		5,000,000	3,842,760
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	755,675
9% 5/15/17 (e)		2,135,000	2,017,575
HRPT Properties Trust:
5.75% 11/1/15		890,000	706,908
6.25% 6/15/17		1,232,000	930,160
6.65% 1/15/18		618,000	493,690
Liberty Property LP:
5.125% 3/2/15		848,000	686,582
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP: - continued
5.5% 12/15/16		$ 1,487,000	$ 1,147,913
6.625% 10/1/17		3,785,000	3,026,679
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	787,598
7.75% 2/15/11		976,000	946,270
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,382,000
7% 1/15/16		1,960,000	1,764,000
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,603,831
Rouse Co.:
5.375% 11/26/13 (a)		145,000	90,263
7.2% 9/15/12 (a)		10,000	6,275
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (a)(e)		495,000	308,138
Senior Housing Properties Trust 8.625% 1/15/12		250,000	243,750
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,088,657
4.875% 8/15/10		675,000	674,326
5% 3/1/12		363,000	351,863
5.375% 6/1/11		621,000	613,208
5.6% 9/1/11		2,718,000	2,693,867
5.75% 5/1/12		1,267,000	1,234,256
7.75% 1/20/11		821,000	843,851
Tanger Properties LP 6.15% 11/15/15		24,000	19,518
UDR, Inc. 5.5% 4/1/14		2,755,000	2,496,674
Ventas Realty LP:
6.5% 6/1/16		105,000	95,813
6.5% 6/1/16		450,000	410,625
6.625% 10/15/14		2,515,000	2,357,813
6.75% 4/1/17		1,285,000	1,172,563
Washington (REIT) 5.95% 6/15/11		3,637,000	3,434,965
			107,193,946
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		9,860,000	8,430,300
8.125% 6/1/12		3,265,000	2,954,825
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.25% 9/15/14		$ 1,310,000	$ 1,191,108
5.375% 8/1/16		2,681,000	2,391,819
5.5% 10/1/12		3,655,000	3,579,210
5.75% 6/15/17		9,733,000	8,674,020
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	55,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,234,064
6.3% 6/1/13		2,397,000	2,155,598
Regency Centers LP:
4.95% 4/15/14		611,000	491,712
5.25% 8/1/15		2,133,000	1,690,511
5.875% 6/15/17		1,056,000	802,560
			33,650,727
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,344,189
5.65% 5/1/18		13,300,000	11,901,971
7.375% 5/15/14		13,211,000	13,903,468
7.625% 6/1/19		12,000,000	12,137,304
Countrywide Financial Corp.:
4.5% 6/15/10		479,000	473,838
5.8% 6/7/12		2,916,000	2,925,970
Countrywide Home Loans, Inc. 4.125% 9/15/09		3,848,000	3,829,279
Independence Community Bank Corp.:
3.0275% 4/1/14 (j)		4,218,000	3,010,728
4.9% 9/23/10		1,696,000	1,658,624
World Savings Bank FSB 4.125% 12/15/09		519,000	524,447
Wrightwood Capital LLC 10.5% 6/1/14 (e)		100,000	75,000
			57,784,818
TOTAL FINANCIALS			1,025,307,110
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,068,624
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		$ 4,825,000	$ 4,921,500
10.375% 10/15/17 pay-in-kind (j)		3,155,000	2,981,475
11.625% 10/15/17		5,185,000	5,094,263
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,678,400
			15,675,638
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 8.875% 7/15/15		8,900,000	8,766,500
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,327,755
6.3% 8/15/14		3,618,000	3,049,536
DASA Finance Corp. 8.75% 5/29/18 (e)		550,000	550,000
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,544,850
7.875% 2/1/11		325,000	316,875
8.5% 4/15/19 (e)		3,030,000	2,946,675
8.75% 9/1/10		1,045,000	1,035,909
9.125% 11/15/14		2,070,000	2,033,775
9.25% 11/15/16		4,905,000	4,825,294
9.625% 11/15/16 pay-in-kind (j)		11,255,000	10,776,663
9.875% 2/15/17 (e)		540,000	541,350
HealthSouth Corp. 10.75% 6/15/16		5,770,000	5,885,400
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	886,500
7.75% 7/15/15 (e)		775,000	693,625
Rural/Metro Corp. 0% 3/15/16 (b)		995,000	562,175
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,920
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,850
Viant Holdings, Inc. 10.125% 7/15/17 (e)		71,000	53,605
			46,872,257
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	6,426,275
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,757,741
6.45% 9/15/37		2,600,000	2,922,834
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,042,882
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14		$ 2,930,000	$ 2,999,731
Roche Holdings, Inc. 5% 3/1/14 (e)		5,943,000	6,197,105
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	973,528
			19,893,821
TOTAL HEALTH CARE			91,936,615
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)		2,640,000	2,656,801
6.4% 12/15/11 (e)		818,000	861,329
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,272,725
Bombardier, Inc.:
6.3% 5/1/14 (e)		340,000	297,500
6.75% 5/1/12 (e)		2,140,000	1,968,800
7.45% 5/1/34 (e)		365,000	277,400
8% 11/15/14 (e)		915,000	844,088
DigitalGlobe, Inc. 10.5% 5/1/14 (e)		1,315,000	1,341,300
			10,519,943
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,712,000
6.977% 11/23/22		1,189,103	713,462
6.978% 10/1/12		395,515	375,739
7.024% 4/15/11		2,830,000	2,787,550
7.858% 4/1/13		5,433,000	4,971,195
8.608% 10/1/12		960,000	739,200
AMR Corp. 9% 8/1/12		485,000	283,725
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	294,160
7.73% 9/15/12		18,833	15,067
7.875% 7/2/18		1,534,241	859,175
9.558% 9/1/19		241,478	135,228
9.798% 4/1/21		770,690	416,173
6.648% 3/15/19		3,081,540	2,465,232
6.82% 5/1/18		221,731	170,733
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.9% 7/2/19		$ 869,017	$ 712,594
7.056% 3/15/11		1,759,000	1,732,615
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		377,545	302,036
7.57% 11/18/10		11,016,000	10,520,280
8.021% 8/10/22		960,115	614,473
8.954% 8/10/14		1,490,217	953,739
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	679,528
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,268,572	1,678,743
8.36% 7/20/20		1,544,452	1,235,561
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24		566,067	418,889
Class B, 7.336% 7/2/19		889,635	462,610
6.071% 9/1/14		48,780	48,293
6.201% 3/1/10		31,134	30,822
6.602% 9/1/13		88,349	86,582
7.032% 4/1/12		310,921	303,148
7.186% 10/1/12		773,330	753,997
			37,472,549
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (j)		3,759,949	3,599,151
Owens Corning 6.5% 12/1/16		1,835,000	1,596,562
			5,195,713
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		2,285,000	2,205,025
7.125% 5/15/16		2,040,000	1,994,100
7.25% 3/15/15		800,000	800,000
ARAMARK Corp.:
4.5275% 2/1/15 (j)		4,985,000	4,012,925
8.5% 2/1/15		2,775,000	2,636,250
Corrections Corp. of America:
6.25% 3/15/13		1,280,000	1,212,800
7.75% 6/1/17 (f)		1,415,000	1,386,700
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 3,100,000	$ 2,867,500
7.75% 1/15/15		2,545,000	2,455,925
8.625% 4/1/13		1,015,000	1,015,000
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	204,750
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,173,600
US Investigations Services, Inc.:
10.5% 11/1/15 (e)		1,250,000	1,018,750
11.75% 5/1/16 (e)		950,000	712,500
			24,695,825
Construction & Engineering - 0.0%
Odebrecht Overseas Ltd. 9.625%		230,000	202,400
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		1,025,000	922,500
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,494,200
			5,416,700
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,604,171
5.45% 10/15/12		618,000	657,855
6% 10/15/17		2,929,000	3,090,795
6.55% 10/15/37		3,620,000	3,732,727
General Electric Co. 5.25% 12/6/17		17,730,000	17,561,405
Sequa Corp.:
11.75% 12/1/15 (e)		1,415,000	608,450
13.5% 12/1/15 pay-in-kind (e)		778,815	246,300
			28,501,703
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (e)		611,000	582,045
Case Corp. 7.25% 1/15/16		1,705,000	1,525,975
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		425,000	352,750
9.5% 8/1/14 (e)		652,000	528,120
11.75% 8/1/16		705,000	444,150
Terex Corp. 8% 11/15/17		3,275,000	2,800,125
			6,233,165
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		$ 2,835,000	$ 2,168,775
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	749,700
			2,812,600
Road & Rail - 0.1%
Hertz Corp.:
8.875% 1/1/14		4,055,000	3,669,775
10.5% 1/1/16		1,490,000	1,296,300
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,048,500
			7,014,575
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		2,515,000	1,886,250
TOTAL INDUSTRIALS			132,120,198
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19		3,513,000	3,534,282
5.9% 2/15/39		562,000	544,365
L-3 Communications Corp.:
6.125% 7/15/13		1,430,000	1,329,900
7.625% 6/15/12		1,135,000	1,132,163
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	1,539,000
6.5% 1/15/28		1,940,000	1,096,100
Nokia Corp.:
5.375% 5/15/19		7,297,000	7,243,900
6.625% 5/15/39		6,000,000	5,956,950
			22,376,660
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,329,400
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology HDD Holdings: - continued
6.8% 10/1/16		$ 3,015,000	$ 2,170,800
Seagate Technology International 10% 5/1/14 (e)		655,000	655,000
			4,155,200
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
6.25% 11/15/14		240,000	210,000
6.5% 5/15/13		2,510,000	2,309,200
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	2,183,000
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,431,825
Series B, 10.25% 11/1/15		5,090,000	3,003,100
11.25% 11/1/16 pay-in-kind		3,953,031	1,546,184
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,643,648
6% 10/1/12		3,877,000	3,789,492
6.55% 10/1/17		2,360,000	2,093,155
7.125% 10/1/37		1,895,000	1,358,507
			21,568,111
IT Services - 0.0%
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,108,600
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	2,075,750
10.25% 8/15/15		990,000	900,900
			4,085,250
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		5,800,000	4,495,000
Xerox Corp.:
5.5% 5/15/12		1,602,000	1,574,952
7.625% 6/15/13		2,315,000	2,302,830
8.25% 5/15/14		2,978,000	3,022,548
			11,395,330
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	752,550
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	980,475
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.:
1.57% 6/15/10 (j)		$ 3,100,704	$ 2,766,045
6.15% 6/15/12		1,484,000	1,424,598
			5,923,668
TOTAL INFORMATION TECHNOLOGY			69,504,219
MATERIALS - 2.1%
Chemicals - 0.5%
Airgas, Inc. 7.125% 10/1/18 (e)		515,000	494,400
Ashland, Inc. 9.125% 6/1/17 (e)		1,095,000	1,105,950
Berry Plastics Corp. 5.8813% 2/15/15 (j)		1,975,000	1,678,750
Chemtura Corp. 6.875% 6/1/16 (a)		595,000	416,500
Dow Chemical Co.:
7.6% 5/15/14		15,028,000	15,211,402
8.55% 5/15/19		10,360,000	10,358,985
E.I. du Pont de Nemours & Co. 5% 1/15/13		472,000	497,387
Huntsman LLC 11.5% 7/15/12		590,000	560,500
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)		2,130,000	2,076,750
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	384,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,023,152
MacDermid, Inc. 9.5% 4/15/17 (e)		245,000	156,800
Momentive Performance Materials, Inc. 9.75% 12/1/14		3,930,000	1,459,209
Nalco Co.:
7.75% 11/15/11		1,375,000	1,381,875
8.25% 5/15/17 (e)		2,595,000	2,569,050
8.875% 11/15/13		1,270,000	1,273,175
NOVA Chemicals Corp.:
4.5375% 11/15/13 (j)		2,225,000	1,718,813
6.5% 1/15/12		3,800,000	3,439,000
Pliant Corp. 11.35% 6/15/09 (c)		60,320	7,238
Westlake Chemical Corp. 6.625% 1/15/16		2,940,000	2,469,600
			48,282,536
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,539,799
Containers & Packaging - 0.3%
BWAY Corp. 10% 4/15/14 (e)		1,600,000	1,584,000
Cascades, Inc. 7.25% 2/15/13		740,000	638,250
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (e)		$ 1,320,000	$ 1,287,000
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	682,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	293,125
Graphic Packaging International, Inc. 8.5% 8/15/11		3,490,000	3,420,200
Greif, Inc. 6.75% 2/1/17		4,050,000	3,726,000
Owens-Brockway Glass Container, Inc.:
7.375% 5/15/16 (e)		2,130,000	2,058,219
8.25% 5/15/13		1,840,000	1,835,400
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	925,900
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,721,455
6.4% 1/15/18		1,749,000	1,533,705
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,242,688
9.25% 3/15/16 (e)		505,000	511,313
Silgan Holdings, Inc. 7.25% 8/15/16 (e)		2,135,000	2,065,613
Temple-Inland, Inc. 6.625% 1/15/16		530,000	458,450
Vitro SAB de CV 8.625% 2/1/12 (a)		4,950,000	1,633,500
			30,272,318
Metals & Mining - 1.1%
Anglo American Capital PLC:
9.375% 4/8/14 (e)		5,953,000	6,293,035
9.375% 4/8/19 (e)		8,140,000	8,653,471
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,077,258
5.5% 4/1/14		9,113,000	9,726,022
6.5% 4/1/19		9,113,000	9,925,287
Compass Minerals International, Inc. 8% 6/1/19 (e)(f)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)		2,002,000	2,150,248
Evraz Group SA 8.875% 4/24/13 (e)		3,760,000	2,998,600
FMG Finance Property Ltd.:
5.2613% 9/1/11 (e)(j)		1,955,000	1,798,600
10% 9/1/13 (e)		6,605,000	5,878,450
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (e)		$ 1,249,000	$ 1,111,610
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (j)		150,000	135,375
8.25% 4/1/15		7,785,000	7,746,075
8.375% 4/1/17		5,545,000	5,392,513
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,187,857
6.5% 7/15/18		9,474,000	9,328,280
7.125% 7/15/28		8,900,000	8,005,221
8.95% 5/1/14		7,108,000	7,639,039
Steel Dynamics, Inc.:
6.75% 4/1/15		4,335,000	3,598,050
7.375% 11/1/12		1,830,000	1,674,450
Teck Resources Ltd.:
9.75% 5/15/14 (e)		2,420,000	2,407,900
10.25% 5/15/16 (e)		1,420,000	1,436,046
10.75% 5/15/19 (e)		1,420,000	1,460,896
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,477,654
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,061,887
Vedanta Resources PLC 6.625% 2/22/10 (e)		2,000,000	1,990,000
			114,714,474
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (a)(e)		1,210,000	1,052,700
Catalyst Paper Corp. 8.625% 6/15/11		1,685,000	981,513
Domtar Corp.:
5.375% 12/1/13		2,260,000	1,808,000
7.125% 8/15/15		2,910,000	2,386,200
Georgia-Pacific Corp.:
7% 1/15/15 (e)		6,505,000	6,130,963
8.125% 5/15/11		3,130,000	3,130,000
8.875% 5/15/31		1,235,000	1,049,750
Georgia-Pacific LLC 8.25% 5/1/16 (e)		1,730,000	1,714,863
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co. 7.4% 6/15/14		$ 4,769,000	$ 4,697,370
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)(f)		955,000	888,150
			23,839,509
TOTAL MATERIALS			218,648,636
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.1%
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,879,403
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,018,509
6.3% 1/15/38		40,171,000	37,735,432
6.7% 11/15/13		1,173,000	1,289,471
6.8% 5/15/36		11,484,000	11,438,409
Axtel SAB de CV 11% 12/15/13		220,000	204,600
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,115,544
British Telecommunications PLC 8.625% 12/15/10		2,717,000	2,883,481
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	3,943,300
Citizens Communications Co.:
6.25% 1/15/13		960,000	897,600
9% 8/15/31		2,260,000	1,906,875
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,509,200
6.75% 8/20/18		3,629,000	3,867,462
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,183,263
Global Village Telecom Finance LLC 12% 6/30/11 (e)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(e)		1,620,000	1,188,900
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,960,000
7.625% 4/15/12		6,930,000	6,167,700
11.25% 6/15/16		1,975,000	2,034,250
Level 3 Financing, Inc.:
5.485% 2/15/15 (j)		210,000	130,200
8.75% 2/15/17		880,000	619,300
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,479,250
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	340,400
7.5% 2/15/14		1,310,000	1,205,200
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
4.57% 6/15/13 (j)		$ 1,870,000	$ 1,678,325
6.5% 6/1/17		1,925,000	1,708,438
7.5% 10/1/14		2,720,000	2,584,000
7.625% 6/15/15		2,670,000	2,556,525
8.375% 5/1/16 (e)		3,610,000	3,537,800
8.875% 3/15/12		4,280,000	4,312,100
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,247,186
5.875% 2/1/12		2,733,000	2,894,416
5.875% 8/15/12		978,000	1,043,771
6.15% 9/15/34		350,000	309,957
6.45% 6/15/34		370,000	340,729
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,235,000	1,167,075
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,208,000
7.625% 1/30/11		3,030,000	2,992,125
8.375% 3/15/12		1,510,000	1,487,350
8.75% 3/15/32		165,000	130,350
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,899,208
4.95% 9/30/14		3,208,000	3,045,194
5.25% 10/1/15		1,177,000	1,077,692
6.999% 6/4/18		1,793,000	1,750,124
7.2% 7/18/36		10,636,000	9,450,671
Telefonica Emisiones SAU:
1.3463% 2/4/13 (j)		2,403,000	2,264,522
6.421% 6/20/16		1,162,000	1,229,552
7.045% 6/20/36		4,999,000	5,423,115
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,307,434
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,804,488
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,078,000
7.5% 6/15/23		3,760,000	2,857,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,242,220
6.25% 4/1/37		2,348,000	2,206,251
6.4% 2/15/38		7,621,000	7,347,177
6.9% 4/15/38		6,295,000	6,403,904
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
7.25% 12/1/10		$ 2,741,000	$ 2,933,618
7.75% 12/1/30		5,296,000	5,776,453
Verizon New England, Inc. 6.5% 9/15/11		891,000	953,505
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,787,560
Virgin Media Finance PLC 9.5% 8/15/16		1,660,000	1,586,528
			220,879,966
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,750,879
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)		2,295,000	2,249,100
Cricket Communications, Inc.:
7.75% 5/15/16 (e)(f)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15 (e)		2,130,000	2,151,300
Crown Castle International Corp. 9% 1/15/15		2,315,000	2,326,575
Digicel Group Ltd.:
8.875% 1/15/15 (e)		10,810,000	8,810,150
9.125% 1/15/15 pay-in-kind (e)(j)		2,575,000	2,060,000
9.25% 9/1/12 (e)		4,765,000	4,550,575
12% 4/1/14 (e)		2,100,000	2,016,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,725,000	1,569,750
7.625% 5/15/16		650,000	624,845
8.375% 3/15/13		3,395,000	3,420,463
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)		5,450,000	5,490,875
11.5% 6/15/16 (e)		6,575,000	6,443,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)		7,125,000	6,982,500
8.875% 1/15/15 (e)		550,000	540,375
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,075,225
9.25% 11/1/14 (e)		1,560,000	1,560,000
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,086,300
Mobile Telesystems Finance SA 8% 1/28/12 (e)		4,853,000	4,683,145
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	2,990,150
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13		$ 9,105,000	$ 7,579,913
7.375% 8/1/15		1,365,000	1,081,763
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		3,800,000	2,964,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,079,000
Sprint Nextel Corp. 6% 12/1/16		6,370,000	5,175,625
Telecom Personal SA 9.25% 12/22/10 (e)		3,395,000	3,361,050
Verizon Wireless Capital LLC:
5.55% 2/1/14 (e)		2,374,000	2,510,505
8.5% 11/15/18 (e)		3,519,000	4,269,356
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		3,950,000	3,599,438
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,407,046
5.5% 6/15/11		2,760,000	2,924,090
7.75% 2/15/10		1,848,000	1,915,027
			110,344,920
TOTAL TELECOMMUNICATION SERVICES			331,224,886
UTILITIES - 3.1%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17		2,987,000	2,993,034
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,165,605
8.875% 11/15/18		930,000	1,072,216
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,793,385
5.8% 3/15/18		10,485,000	10,330,451
6.15% 9/15/17		5,140,000	5,216,946
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,802,250
6.05% 4/15/38		4,552,000	4,657,242
7% 11/15/18		626,000	718,492
Edison Mission Energy:
7% 5/15/17		1,190,000	862,750
7.2% 5/15/19		4,075,000	2,791,375
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.625% 5/15/27		$ 2,215,000	$ 1,362,225
EDP Finance BV:
5.375% 11/2/12 (e)		1,993,000	2,037,723
6% 2/2/18 (e)		9,619,000	9,511,450
Enel Finance International SA:
5.7% 1/15/13 (e)		834,000	859,214
6.25% 9/15/17 (e)		2,667,000	2,680,868
6.8% 9/15/37 (e)		16,141,000	15,501,816
Exelon Corp.:
4.9% 6/15/15		6,607,000	5,928,329
6.75% 5/1/11		665,000	692,902
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,064,372
FPL Group Capital, Inc. 7.875% 12/15/15		1,547,000	1,776,756
Illinois Power Co. 6.125% 11/15/17		3,112,000	2,994,522
Intergen NV 9% 6/30/17 (e)		6,405,000	6,116,775
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)		4,440,000	4,262,400
Jersey Central Power & Light Co. 7.35% 2/1/19		1,763,000	1,853,941
Majapahit Holding BV 7.75% 10/17/16		840,000	751,800
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,060,000
8.5% 10/1/21		3,570,000	2,963,100
9.125% 5/1/31		2,785,000	2,151,413
National Power Corp. 6.875% 11/2/16 (e)		1,690,000	1,681,550
Nevada Power Co.:
6.5% 5/15/18		790,000	778,569
6.5% 8/1/18		1,570,000	1,546,786
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,807,004
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,687,365
Orion Power Holdings, Inc. 12% 5/1/10		70,000	72,275
PacifiCorp 6% 1/15/39		1,205,000	1,224,738
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	722,805
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,230,282
6.45% 8/15/12		3,730,000	3,853,814
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		8,250,000	5,692,500
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,622,955
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,561,143
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,784,763
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 5.4% 4/30/18		$ 12,750,000	$ 13,050,722
West Penn Power Co. 5.95% 12/15/17 (e)		314,000	280,674
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,181,533
			155,752,830
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,092,000
8.75% 2/15/12		1,325,000	1,262,063
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	918,750
6.875% 11/4/11 (Reg. S)		3,550,000	3,230,500
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	411,340
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,226,192
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		2,855,000	1,969,950
			12,110,795
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,130,000
7.75% 10/15/15		3,210,000	2,985,300
8% 10/15/17		1,615,000	1,505,988
9.75% 4/15/16 (e)		1,475,000	1,482,375
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,348,751
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,537,135
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,005,775
Energy Future Holdings:
10.875% 11/1/17		4,420,000	3,182,400
12% 11/1/17 pay-in-kind (j)		7,190,300	3,741,353
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,468,859
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,925,000
NRG Energy, Inc.:
7.25% 2/1/14		6,510,000	6,249,600
7.375% 2/1/16		3,120,000	2,964,000
7.375% 1/15/17		4,070,000	3,825,800
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,639,127
RRI Energy, Inc.:
6.75% 12/15/14		2,395,000	2,305,188
7.625% 6/15/14		5,495,000	4,766,913
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
RRI Energy, Inc.: - continued
7.875% 6/15/17		$ 745,000	$ 625,800
Tenaska Alabama Partners LP 7% 6/30/21 (e)		438,262	370,331
			67,059,695
Multi-Utilities - 0.9%
Aquila, Inc. 11.875% 7/1/12 (j)		155,000	158,875
CenterPoint Energy, Inc. 5.95% 2/1/17		1,788,000	1,510,962
CMS Energy Corp.:
6.3% 2/1/12		1,865,000	1,753,100
6.55% 7/17/17		5,620,000	4,841,523
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,034,315
6.3% 9/30/66 (j)		3,991,000	2,404,578
7.5% 6/30/66 (j)		14,890,000	10,311,325
DTE Energy Co.:
7.05% 6/1/11		984,000	1,023,107
7.625% 5/15/14		3,093,000	3,194,908
KeySpan Corp. 7.625% 11/15/10		494,000	521,596
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	5,028,050
5.875% 10/1/12		2,921,000	3,050,254
6.5% 9/15/37		17,430,000	16,919,301
National Grid PLC 6.3% 8/1/16		1,477,000	1,492,333
NiSource Finance Corp.:
5.25% 9/15/17		2,268,000	1,884,071
5.4% 7/15/14		1,347,000	1,195,150
5.45% 9/15/20		2,539,000	2,004,053
6.4% 3/15/18		1,547,000	1,351,068
6.8% 1/15/19		10,000,000	8,959,560
7.875% 11/15/10		1,022,000	1,040,026
10.75% 3/15/16		9,909,000	10,796,559
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		$ 6,172,000	$ 4,443,840
WPS Resources Corp. 6.11% 12/1/66 (j)		882,000	538,020
			88,456,574
TOTAL UTILITIES			323,379,894
TOTAL NONCONVERTIBLE BONDS			3,198,624,064
TOTAL CORPORATE BONDS (Cost $3,284,426,757)			3,208,642,472
U.S. Government and Government Agency Obligations - 10.4%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
4.375% 7/17/13 (g)		8,745,000	9,368,562
4.75% 11/19/12		24,650,000	26,923,568
5% 2/16/12		8,000,000	8,727,272
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	16,325,594
Freddie Mac 5.25% 7/18/11 (d)		50,000,000	54,241,000
Tennessee Valley Authority 5.375% 4/1/56		385,000	368,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			115,954,395
U.S. Treasury Inflation Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		82,845,216	82,728,308
2% 1/15/14 (g)		324,826,087	334,722,462
2% 7/15/14		73,343,400	75,738,169
2.625% 7/15/17		137,874,001	148,355,773
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			641,544,712
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
4.5% 5/15/38		20,000,000	20,531,240
stripped principal 0% 2/15/29		5,156,000	2,114,032
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.875% 3/31/11		$ 21,090,000	$ 21,109,782
1.25% 11/30/10		21,871,000	22,057,341
1.75% 3/31/14		125,000,000	121,914,000
1.875% 4/30/14 (d)		50,000,000	48,953,000
4.125% 8/31/12		35,285,000	38,223,570
4.5% 9/30/11 (g)		41,855,000	45,138,022
TOTAL U.S. TREASURY OBLIGATIONS			320,040,987
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,047,381,612)			1,077,540,094
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 13.0%
3.998% 10/1/33 (j)		1,330,685	1,346,621
4.414% 3/1/37 (j)		2,184,907	2,248,106
4.5% 4/1/20		1,999,795	2,072,247
4.863% 5/1/35 (j)		2,332,110	2,381,685
5% 8/1/18 to 9/1/38 (f)		91,685,012	94,437,151
5% 6/1/39 (f)		21,000,000	21,501,029
5% 6/11/39 (f)		34,000,000	34,811,189
5% 6/11/39 (f)		6,000,000	6,143,151
5% 6/11/39 (f)		7,000,000	7,167,010
5% 6/11/39 (f)		13,000,000	13,310,161
5% 6/11/39 (f)		73,000,000	74,741,671
5.295% 12/1/35 (j)		1,094,900	1,140,565
5.308% 2/1/36 (j)		1,872,767	1,947,552
5.5% 10/1/17 to 7/1/38		576,034,436	599,549,191
5.5% 6/11/39 (f)		18,250,000	18,865,288
5.593% 7/1/37 (j)		1,160,484	1,208,354
6% 6/1/22 to 3/1/38		271,054,318	285,857,963
6% 6/11/39 (f)		59,000,000	61,772,003
6% 6/11/39 (f)		13,500,000	14,134,272
6.01% 4/1/36 (j)		918,219	958,391
6.248% 6/1/36 (j)		375,264	386,923
6.326% 4/1/36 (j)		968,426	1,011,802
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (o)	Value
Fannie Mae - continued
6.5% 12/1/34 to 8/1/37		$ 27,773,291	$ 29,778,236
6.5% 6/11/39 (f)		68,000,000	72,486,545
TOTAL FANNIE MAE			1,349,257,106
Freddie Mac - 0.8%
4.482% 4/1/35 (j)		8,158,640	8,367,905
4.702% 11/1/35 (j)		8,905,590	9,212,263
5% 4/1/38		4,571,272	4,692,121
5.5% 11/1/17		3,245,569	3,423,536
5.692% 10/1/35 (j)		657,348	690,831
5.921% 6/1/36 (j)		2,066,448	2,152,309
6% 11/1/33 to 2/1/38		46,522,011	48,785,187
6.115% 6/1/36 (j)		1,013,320	1,059,412
TOTAL FREDDIE MAC			78,383,564
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,398,968,146)			1,427,640,670
Asset-Backed Securities - 2.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (j)		101,177	37,198
Series 2005-1 Class M1, 0.7788% 4/25/35 (j)		1,821,633	890,339
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (j)		834,000	1,962
Class M8, 1.1588% 7/25/36 (j)		413,000	641
Class M9, 2.0088% 7/25/36 (j)		6,216	8
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (j)		116,890	75,982
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (j)		246,211	218,495
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (j)		621,729	317,082
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (j)		262,278	220,989
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (j)		46,039	44,098
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (j)		362,526	6,625
Class M4, 0.7088% 5/25/36 (j)		306,360	5,666
Class M5, 0.7488% 5/25/36 (j)		72,889	1,270
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (j)		170,200	4,730
Asset-Backed Securities - continued
		Principal Amount (o)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M5, 0.6988% 4/25/36 (j)		$ 161,690	$ 3,294
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4463% 5/20/13 (j)		5,000,000	4,387,500
Series 2006-A6 Class A6, 0.3463% 9/20/13 (j)		9,880,000	8,669,700
Series 2006-A7 Class A7, 0.3363% 10/20/12 (j)		5,440,000	4,773,600
Series 2006-C1 Class C1, 0.7963% 10/20/14 (j)		470,000	23,500
Series 2007-A1 Class A, 0.3663% 1/20/15 (j)		3,650,000	3,202,875
Series 2007-A4 Class A4, 0.3463% 4/22/13 (j)		4,362,056	3,827,704
Series 2007-D1 Class D, 1.7163% 1/22/13 (e)(j)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.8444% 6/15/32 (e)(j)		4,577,556	1,464,818
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(j)		814,655	811,600
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (e)(j)		248,190	244,832
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10		194,610	194,407
Series 2005-DA Class A4, 5.02% 11/6/12		272,000	271,853
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	337,500
Class E, 6.96% 3/31/16 (e)		2,052,284	513,071
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (j)		66,757	66,246
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (j)		141,793	92,620
Series 2004-R10 Class M1, 1.0088% 11/25/34 (j)		678,247	346,635
Series 2004-R11 Class M1, 0.9688% 11/25/34 (j)		583,709	229,624
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (j)		237,242	183,794
Class M3, 0.8588% 4/25/34 (j)		163,236	54,505
Series 2005-R1 Class M1, 0.7588% 3/25/35 (j)		942,227	496,759
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (j)		802,122	580,033
Series 2005-R2 Class M1, 0.7588% 4/25/35 (j)		2,064,696	1,119,902
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (j)		165,004	83,115
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		160,000	64,000
Class G, 9.75% 12/24/37 (e)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6688% 3/23/19 (e)(j)		263,824	163,571
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (j)		$ 47,932	$ 9,563
Series 2004-W11 Class M2, 1.0088% 11/25/34 (j)		561,149	230,663
Series 2004-W5 Class M1, 0.9088% 4/25/34 (j)		679,098	350,641
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (j)		593,998	219,660
Class M2, 0.9088% 5/25/34 (j)		519,110	291,995
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (j)		1,552,054	423,621
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (j)		1,302,881	23,389
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (j)		1,434,123	763,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (j)		231,885	106,774
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (j)		2,668,736	1,301,301
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (j)		236,238	99,352
Class M2, 1.4288% 6/25/34 (j)		383,244	253,476
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (j)		416,700	173,230
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (j)		289,520	4,470
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(e)(j)		5,306,000	1
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (j)		3,433,000	3,373,116
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (j)		314,381	190,906
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (j)		612,374	374,573
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (j)		101,021	65,235
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (j)		968,438	468,111
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (j)		1,526,312	585,223
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (j)		569,619	445,407
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (j)		2,296,541	2,128,021
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (j)		687,459	604,144
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (j)		186,541	186,061
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,468,557
Class D, 7.16% 1/15/13 (e)		160,000	152,038
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (j)		219,888	216,818
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (e)(j)		$ 2,908,037	$ 2,653,206
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (e)(j)		457,498	91,500
Class B, 1.0663% 7/20/39 (e)(j)		263,810	31,657
Class C, 1.4163% 7/20/39 (e)(j)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		460,000	328,624
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3569% 1/20/37 (e)(j)		235,775	106,099
Capmark VII Ltd. Series 2006-7A Class H, 1.8944% 8/20/36 (e)(j)		502,470	5,025
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	623,760
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (j)		1,140,851	47,667
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (j)		425,500	7,999
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (e)(j)		290,000	5,477
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (j)		186,369	5,066
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (j)		1,802,588	387,713
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (e)(j)		247,088	180,685
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (j)		530,000	509,255
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		329,084	180,996
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (e)(j)		358,227	255,171
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (j)		756,539	4,327
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (j)		765,389	23,421
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (e)(j)		1,308,000	1,283,234
Class B, 0.6244% 7/15/12 (e)(j)		1,308,000	1,275,192
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (j)		522,461	434,313
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	81
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (j)		46,155	23,426
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (j)		168,397	86,261
Class M1, 0.8088% 6/25/34 (j)		661,567	408,423
Class M4, 1.2788% 4/25/34 (j)		159,822	79,202
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 0.6788% 8/25/34 (j)		$ 37,817	$ 17,537
Class M2, 0.8388% 6/25/34 (j)		587,945	400,920
Series 2005-1:
Class M1, 0.7288% 8/25/35 (j)		512,000	332,313
Class MV2, 0.7488% 7/25/35 (j)		1,414,000	960,263
Series 2005-3 Class MV1, 0.7288% 8/25/35 (j)		2,288,143	1,964,035
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (j)		425,836	382,607
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)		1,012,000	951,861
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	200,000
Class B2, 2.5819% 12/28/35 (e)(j)		500,000	190,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (e)		235,000	153,864
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (j)		2,908,000	2,870,387
Series 2007-1 Class B, 0.4444% 8/15/12 (j)		2,908,000	2,586,859
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)		2,331,851	2,230,210
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (j)		38,916	21,142
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (j)		290,872	56,724
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (j)		4,501,620	1,035,373
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (j)		22,699	9,466
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (j)		7,164,440	5,508,173
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (j)		324,591	306,932
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)		67,278	67,306
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)		1,175,000	704,335
Series 2006-C:
Class B, 5.3% 6/15/12		267,000	213,600
Class D, 6.89% 5/15/13 (e)		915,000	496,981
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	593,645
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (j)		2,024,699	1,518,524
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-4 Class B, 0.8944% 6/15/13 (j)		$ 772,878	$ 425,083
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (j)		72,096	22,347
Class M2, 1.0588% 2/25/34 (j)		123,225	82,324
Series 2004-A Class M1, 1.1338% 1/25/34 (j)		1,160,818	665,192
Series 2005-A:
Class M1, 0.7388% 1/25/35 (j)		75,680	71,403
Class M2, 0.7688% 1/25/35 (j)		1,755,783	940,621
Class M3, 0.7988% 1/25/35 (j)		948,695	200,337
Class M4, 0.9888% 1/25/35 (j)		363,547	153,196
Series 2006-A:
Class M4, 0.7088% 5/25/36 (j)		904,613	9,716
Class M5, 0.8088% 5/25/36 (j)		183,093	1,722
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(j)		2,355,568	1,726,191
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		2,795,689	2,432,249
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (e)(j)		352,853	218,769
Series 2006-2A:
Class A, 0.5244% 11/15/34 (e)(j)		1,366,827	697,082
Class B, 0.6244% 11/15/34 (e)(j)		493,388	113,479
Class C, 0.7244% 11/15/34 (e)(j)		820,096	123,014
Class D, 1.0944% 11/15/34 (e)(j)		311,041	34,214
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (j)		889,000	826,770
Class C, 0.5844% 9/17/12 (j)		692,000	622,800
Series 2007-1 Class C, 0.6144% 3/15/13 (j)		4,746,000	4,034,100
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (j)		623,000	473,108
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (e)		663,436	265,375
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (j)		575,424	260,371
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (j)		1,129,965	692,104
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(j)		421,734	36,908
Class M1, 0.9588% 6/25/34 (j)		2,193,367	747,926
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (j)		397,467	217,362
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (j)		1,005,788	513,115
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (j)		910,059	33,581
Asset-Backed Securities - continued
		Principal Amount (o)	Value
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (j)		$ 15,860	$ 6,698
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (j)		202,385	195,934
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (j)		431,287	4,647
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (e)(j)		659,999	165,000
Series 2006-3:
Class B, 0.7088% 9/25/46 (e)(j)		654,930	98,240
Class C, 0.8588% 9/25/46 (e)(j)		1,526,694	152,669
Class E, 1.9588% 9/25/46 (e)(j)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (j)		402	77
Series 2003-3 Class M1, 1.5988% 8/25/33 (j)		952,021	458,003
Series 2003-4 Class M1, 1.5088% 10/25/33 (j)		296,141	171,762
Series 2003-5:
Class A2, 1.0088% 12/25/33 (j)		32,929	9,421
Class M1, 1.3588% 12/25/33 (j)		325,853	178,543
Series 2003-7 Class A2, 1.0688% 3/25/34 (j)		1,657	274
Series 2003-8 Class M1, 1.3888% 4/25/34 (j)		520,785	250,896
Series 2004-3 Class M2, 2.0088% 8/25/34 (j)		316,733	180,574
Series 2004-7 Class A3, 0.6988% 1/25/35 (j)		613	226
Series 2005-1 Class M1, 0.7388% 5/25/35 (j)		1,034,115	934,178
Series 2005-3 Class M1, 0.7188% 8/25/35 (j)		745,158	685,921
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (j)		328,424	301,005
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (j)		3,222,718	2,237,005
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
Series 2006-7 Class M4, 0.6888% 1/25/37 (j)		498,678	2,169
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (j)		278,390	169,681
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (j)		2,249,000	2,137,760
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (j)		766,655	462,400
Class M2, 0.8063% 1/20/35 (j)		575,068	335,629
Series 2005-3 Class A1, 0.5763% 1/20/35 (j)		396,489	212,609
Series 2006-2:
Class M1, 0.5863% 3/20/36 (j)		610,103	342,794
Class M2, 0.6063% 3/20/36 (j)		1,009,479	491,098
Series 2006-3 Class A1V, 0.3963% 3/20/36 (j)		454,368	440,059
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (j)		1,238,035	304,557
Asset-Backed Securities - continued
		Principal Amount (o)	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (j)		$ 1,243,141	$ 495,605
Class MV1, 0.5388% 11/25/36 (j)		1,009,797	93,777
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (j)		278,980	0
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)		1,063,186	827,828
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (j)		561,424	552,450
Class 2C, 2.3775% 3/27/42 (j)		1,084,000	173,609
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (e)(j)		270,888	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (e)		155,392	77,696
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		1,757,500	1,640,072
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (j)		2,057,606	1,024,330
Series 2004-2:
Class M1, 0.8388% 6/25/34 (j)		621,570	302,819
Class M2, 1.3888% 6/25/34 (j)		391,086	288,541
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (j)		551,000	295,402
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (j)		42,081	40,860
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.7388% 5/25/46 (e)(j)		250,000	25,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		28,260	15,543
Class C, 5.691% 10/20/28 (e)		12,560	6,280
Class D, 6.01% 10/20/28 (e)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (j)		449,328	12,529
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (j)		784,792	26,291
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (j)		546,611	378,372
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (j)		150,953	83,410
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (j)		2,402,493	1,840,662
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (j)		1,697,600	788,058
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (j)		40,432	25,621
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (j)		508,868	274,997
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (j)		394,311	214,487
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (j)		57,368	9,280
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (j)		1,030,188	522,316
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (j)		$ 487,793	$ 256,559
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (j)		441,329	144,809
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (j)		399,800	148,064
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (j)		510,600	268,882
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (j)		431,235	412,275
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (j)		340,400	1,947
Class M6, 0.7588% 6/25/36 (j)		122,381	522
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (j)		96,997	75,205
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (j)		92,863	59,268
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (j)		53,155	39,861
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (j)		102,607	84,008
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (j)		631,022	341,588
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (e)(j)		537,574	308,719
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (j)		34,465	5,795
Class M1, 1.3888% 8/25/32 (j)		60,692	29,977
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (j)		392,515	229,621
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (j)		991,588	738,273
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.3388% 8/28/38 (e)(j)		195,000	97,500
Class C1B, 7.696% 8/28/38 (e)		63,000	27,129
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)		4,267,800	806,401
Series 2006-3 Class A1, 0.3388% 9/25/19 (j)		955,135	915,788
Series 2006-4:
Class A1, 0.3388% 3/25/25 (j)		894,063	833,931
Class D, 1.4088% 5/25/32 (j)		818,000	19,555
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (j)		1,148,018	648,713
Series 2005-4 Class M2, 0.8188% 9/25/35 (j)		1,426,957	399,548
Series 2005-D Class M2, 0.7788% 2/25/36 (j)		297,339	18,103
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36		300,679	176,429
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (j)		646,794	597,556
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (e)(j)		566,000	220,740
Series 2006-1A Class A, 1.7163% 3/20/11 (e)(j)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (j)		343,974	219,883
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (j)		$ 196,184	$ 180,477
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (j)		269,116	248,253
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (j)		278,447	164,555
Class M3, 1.5588% 9/25/34 (j)		532,896	107,836
Class M4, 1.7588% 9/25/34 (j)		683,353	67,740
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (j)		400,651	55,383
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (j)		1,163,147	831,964
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (j)		1,608,220	812,538
Class M3, 1.0488% 2/25/35 (j)		199,304	81,055
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (j)		771,346	414,169
Class M3, 0.8688% 1/25/35 (j)		478,432	189,849
Class M4, 1.1388% 1/25/35 (j)		1,475,804	252,007
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (j)		1,883,145	53,466
Class M9, 2.1888% 5/25/35 (j)		591,445	9,361
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (j)		252,895	250,056
Class M4, 0.6688% 9/25/36 (j)		1,705,404	4,693
Class M5, 0.6988% 9/25/36 (j)		223,201	406
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		235,552	176,664
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (e)(j)		2,152,919	1,918,718
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (j)		566,000	13,810
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (j)		1,860,189	1,699,764
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2588% 9/25/46 (e)(j)		250,000	2,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (j)		5,108	873
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (j)		1,890,000	908,434
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (e)(j)		993,437	695,505
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (j)		1,272,000	572,400
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (j)		$ 202,129	$ 135,109
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (j)		87,610	13,883
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (j)		137,271	61,438
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (j)		16,110,400	13,963,667
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (e)(j)		1,308,498	385,585
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (j)		1,769,520	1,304,745
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (j)		5,259,000	5,148,068
Class B, 0.6244% 9/15/11 (j)		5,055,152	3,841,916
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (j)		978,480	922,337
Class B, 0.6444% 1/15/12 (j)		851,000	646,760
Class C, 0.9444% 1/15/12 (j)		1,380,000	662,400
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.4444% 6/15/12 (j)		2,873,000	2,600,865
Class B, 0.5644% 6/15/12 (j)		3,285,000	1,642,500
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (j)		28,819	7,478
Series 2003-6HE Class A1, 0.7788% 11/25/33 (j)		36,470	11,004
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		225,000	168,750
Class IV, 6.84% 5/22/37 (e)		228,222	91,289
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (e)(j)		1,480,000	33,448
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		875,000	819,397
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (j)		3,424,935	3,322,187
Class C, 0.6944% 10/17/11 (j)		4,142,801	3,935,661
Series 2007-1 Class C, 0.7144% 6/15/12 (j)		3,669,172	2,751,879
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (e)		1,390,000	481,541
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(j)		400,000	24,000
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 2.3722% 9/25/26 (e)(j)		$ 250,000	$ 12,500
Class G, 2.5722% 9/25/26 (e)(j)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (j)		602,848	10,465
Class M7, 1.1088% 10/25/36 (j)		183,485	1,239
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (e)(j)		7,001,177	5,930,077
Series 2007-A2 Class A2, 0.3744% 5/15/14 (e)(j)		12,710,000	12,531,586
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)		10,460,000	10,857,089
Series 2007-A5A Class A5, 1.0944% 10/15/14 (e)(j)		1,500,000	1,483,028
Series 2007-C1 Class C1, 0.7444% 5/15/14 (e)(j)		4,264,021	3,980,615
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Series 2006-2 Class A2, 0.4088% 7/25/36 (j)		954,136	881,852
Series 2007-2 Class A1, 0.3988% 4/25/37 (j)		762,485	630,419
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (e)(j)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.6025% 11/21/40 (e)(j)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $219,808,355)			217,105,433
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 1.9%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		159,627	28,733
Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		276,595	24,894
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (e)(j)		669,567	502,175
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (e)(j)		2,356,000	2,233,205
Class 2M, 1.0544% 2/17/52 (e)(j)		1,602,000	1,469,659
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (e)(j)		1,466,491	630,591
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (j)		$ 106,000	$ 15,900
Class C, 5.8768% 4/10/49 (j)		281,000	39,340
Class D, 5.8768% 4/10/49 (j)		141,000	18,330
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5544% 3/15/22 (e)(j)		815,000	596,239
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (j)		610,875	524,932
Series 2003-J Class 2A2, 5.2883% 11/25/33 (j)		498,945	428,306
Series 2003-K Class 1A1, 5.2036% 12/25/33 (j)		67,150	58,683
Series 2003-L Class 2A1, 5.2897% 1/25/34 (j)		988,652	863,408
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (j)		1,590,352	1,338,362
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (e)(j)		71,859	1,796
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (j)		333,871	289,210
Class 2A2, 5.4582% 2/25/34 (j)		1,377,538	1,193,272
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (j)		74,720	63,238
Class 2A2, 4.6035% 3/25/34 (j)		554,527	470,670
Series 2004-C Class 1A1, 4.131% 4/25/34 (j)		121,049	102,300
Series 2004-D Class 2A1, 3.9318% 5/25/34 (j)		193,908	164,032
Series 2004-F Class 2A6, 4.1474% 7/25/34 (j)		904,000	698,671
Series 2004-J Class 2A1, 4.7585% 11/25/34 (j)		702,346	602,526
Series 2004-L Class 2A1, 4.3717% 1/25/35 (j)		828,506	689,696
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (j)		192,637	150,591
Class 2A2, 4.8018% 9/25/35 (j)		6,310,873	2,310,498
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (e)(j)(l)		13,835,956	997,572
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (j)		1,624,994	1,272,129
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (j)		2,899,992	1,473,877
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (j)		540,383	274,700
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (j)		682,518	332,970
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (j)		2,285,461	1,967,815
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (j)		507,624	453,923
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (j)		1,902,000	1,670,510
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (j)		$ 2,139,929	$ 1,899,755
Class A4, 3.8446% 8/25/34 (j)		1,861,098	1,632,553
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)		2,125,000	286,875
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (e)(j)		1,902,000	1,566,786
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (j)		64,733	63,878
Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		86,470	12,970
Series 2003-35 Class B, 4.639% 9/25/18 (j)		148,332	20,767
Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (j)		364,000	137,863
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (j)		53,031	26,353
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (j)		120,340	68,984
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (j)		25,180	12,339
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (j)		427,156	229,759
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (j)		686,932	325,194
Class 5A2, 0.6288% 1/25/36 (j)		309,103	143,144
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (j)		93,101	48,605
Class 6M2, 0.7888% 6/25/35 (j)		1,475,123	286,350
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (j)		161,771	72,239
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (j)		413,726	224,843
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (j)		14,557	7,352
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (j)		31,815	17,203
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (j)		147,088	84,298
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (j)		41,376	22,659
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (j)		24,887	17,982
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (j)		1,747,344	1,367,888
Series 2003-17 Class B4, 5.389% 6/25/33 (e)(j)		372,694	55,904
Series 2004-3 Class DB4, 5.8394% 4/25/34 (j)		114,815	3,444
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0388% 11/25/35 (j)		$ 37,699,171	$ 16,357,244
Class 2A3, 3.0142% 11/25/35 (j)		9,382,925	4,043,063
Series 2005-56:
Class 4A1, 0.6188% 11/25/35 (j)		7,694,868	3,308,793
Class 5A1, 0.6288% 11/25/35 (j)		10,615,083	4,429,239
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (j)		3,434,976	1,082,864
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (j)		552,638	486,507
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)		53,903	26,258
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (j)		2,579,730	1,952,873
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (e)(j)		2,858,000	2,255,819
Class C2, 1.5769% 10/18/54 (e)(j)		958,000	448,152
Class M2, 1.3569% 10/18/54 (e)(j)		1,642,000	1,076,495
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		284,977	14,249
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		141,501	11,320
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (e)(j)		2,452,242	1,218,281
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (e)(j)		3,114,000	1,408,742
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (e)(j)		6,010,000	360,600
Series 2006-2 Class C1, 0.7863% 12/20/54 (j)		5,352,000	374,640
Series 2006-3 Class C2, 0.8163% 12/20/54 (j)		1,124,000	57,436
Series 2006-4:
Class B1, 0.4063% 12/20/54 (j)		3,845,000	653,650
Class C1, 0.6963% 12/20/54 (j)		2,353,000	141,180
Class M1, 0.4863% 12/20/54 (j)		1,012,000	111,320
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (j)		1,857,000	129,990
Class 1M1, 0.4663% 12/20/54 (j)		1,208,000	120,800
Class 2C1, 0.7463% 12/20/54 (j)		847,000	59,290
Class 2M1, 0.5663% 12/20/54 (j)		1,551,000	155,100
Series 2007-2 Class 2C1, 0.765% 12/17/54 (j)		2,149,000	128,940
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (j)		$ 430,241	$ 48,613
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (j)		381,356	257,307
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (j)		740,108	501,036
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (j)		420,828	190,088
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (e)(j)		781,000	659,789
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (j)		150,801	88,649
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (j)		248,866	66,187
Series 2005-1:
Class M4, 1.0588% 4/25/35 (j)		29,835	1,930
Class M5, 1.0788% 4/25/35 (j)		29,835	3,365
Class M6, 1.1288% 4/25/35 (j)		11,424	1,150
Series 2005-3 Class A1, 0.5488% 8/25/35 (j)		605,529	295,919
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (j)		27,596	818
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)		258,597	254,917
Class A3, 5.447% 6/12/47 (j)		3,606,000	2,892,575
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (j)		2,600,000	1,872,842
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (j)		1,464,627	1,292,412
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (j)		3,993,613	3,571,816
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (j)		2,674,663	2,347,147
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (j)		4,962,501	4,408,130
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		69,115	68,777
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	697,734
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (e)(j)		458,819	208,026
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5488% 4/25/36 (j)		20,395,550	9,040,102
Series 2006-5 Class A1A, 0.4988% 7/25/36 (j)		16,483,904	7,472,279
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (j)		55,057	32,435
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust: - continued
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (j)		$ 4,656,446	$ 1,853,795
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		673,164	512,368
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (j)		9,127,703	4,021,680
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (e)(j)		207,984	103,992
Class C, 0.5344% 6/15/22 (e)(j)		1,273,607	573,123
Class D, 0.5444% 6/15/22 (e)(j)		490,006	147,002
Class E, 0.5544% 6/15/22 (e)(j)		783,771	195,943
Class F, 0.5844% 6/15/22 (e)(j)		1,413,171	310,898
Class G, 0.6544% 6/15/22 (e)(j)		293,765	58,753
Class H, 0.6744% 6/15/22 (e)(j)		588,211	88,232
Class J, 0.7144% 6/15/22 (e)(j)		686,246	68,625
Class TM, 0.8444% 6/15/22 (e)(j)		749,721	472,324
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (j)		210,727	136,494
Series 2003-B Class A1, 0.6488% 4/25/28 (j)		231,904	150,448
Series 2003-D Class A, 0.6188% 8/25/28 (j)		196,580	123,516
Series 2003-E Class A2, 2.0813% 10/25/28 (j)		327,129	213,988
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (j)		540,036	324,225
Class A2D, 2.3063% 11/25/29 (j)		78,317	53,236
Series 2004-G Class A2, 2.15% 1/25/30 (j)		262,781	174,632
Series 2005-A Class A2, 2.0013% 2/25/30 (j)		250,802	157,419
Series 2005-B Class A2, 1.4% 7/25/30 (j)		753,567	509,839
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (j)		1,629,665	7,171
Series 2004-A4 Class A1, 3.9375% 8/25/34 (j)		2,943,109	2,469,008
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (j)		1,815,636	1,471,449
Class A7, 4.4844% 2/25/35 (j)		2,934,000	2,189,168
Series 2006-A6 Class A4, 5.3866% 10/25/33 (j)		2,355,814	1,989,882
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		90,000	62,505
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)		8,143,000	7,405,555
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (j)		266,891	172,725
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2004-2:
Class A2, 0.7588% 12/25/34 (j)		$ 361,146	$ 239,590
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (j)		302,193	157,978
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (j)		3,085,623	1,416,153
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (j)		2,444,072	103,384
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (j)		2,052,000	1,554,501
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (j)		522,174	386,409
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (j)		4,213,259	3,220,592
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (e)(j)		1,327,143	627,473
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (e)(j)		1,034,354	532,382
Class B4, 2.0319% 6/10/35 (e)(j)		25,343	12,041
Class B5, 2.6319% 6/10/35 (e)(j)		19,007	8,861
Class B6, 3.1319% 6/10/35 (e)(j)		9,504	4,439
Series 2004-A:
Class B4, 1.5819% 2/10/36 (e)(j)		788,150	263,163
Class B5, 2.0819% 2/10/36 (e)(j)		525,382	167,754
Series 2004-B:
Class B4, 1.4819% 2/10/36 (e)(j)		345,844	104,618
Class B5, 1.9319% 2/10/36 (e)(j)		267,831	71,377
Class B6, 2.3819% 2/10/36 (e)(j)		93,429	22,059
Series 2004-C:
Class B4, 1.3319% 9/10/36 (e)(j)		444,828	125,130
Class B5, 1.7319% 9/10/36 (e)(j)		498,794	123,601
Class B6, 2.1319% 9/10/36 (e)(j)		110,457	24,312
Residential Accredit Loans, Inc. floater:
Series 2005-QO5 Class A1, 2.514% 1/25/46 (j)		17,621,753	7,577,354
Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (j)		1,550,070	1,196,387
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31		229,042	209,072
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (j)		249,071	168,165
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (j)		1,477,844	1,158,642
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (e)(j)		274,253	180,536
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6944% 2/15/39 (e)(j)		$ 492,219	$ 14,717
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (e)(j)		26,866	26,558
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (e)		270,763	209,419
Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	203,799
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (j)		155,378	104,696
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)		222,753	136,863
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)		666,884	396,710
Series 2004-4 Class A, 4.4388% 5/20/34 (j)		812,120	555,849
Series 2004-5 Class A3, 1.5925% 6/20/34 (j)		317,575	206,240
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (j)		245,317	156,491
Class A3B, 2.3038% 7/20/34 (j)		46,866	29,350
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)		251,268	149,745
Class A3B, 2.1388% 7/20/34 (j)		30,959	18,038
Series 2005-1 Class A2, 1.7513% 2/20/35 (j)		389,551	248,973
Series 2005-2 Class A2, 2.03% 3/20/35 (j)		512,432	301,662
Series 2005-3 Class A1, 0.5163% 5/20/35 (j)		250,533	132,824
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (j)		525,918	8,688
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4988% 7/25/46 (j)		32,765,434	13,284,100
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (e)(j)		90,238	38,535
Series 2003-15A Class 4A, 5.4553% 4/25/33 (j)		1,406,947	1,163,287
Series 2003-20 Class 1A1, 5.5% 7/25/33		889,809	768,433
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (j)		3,273,627	1,361,537
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (j)		94,374	90,518
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (j)		27,721	27,124
Series 2003-AR8 Class A, 4.2538% 8/25/33 (j)		1,469,979	1,210,750
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (j)		4,185,976	3,329,422
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		$ 271,427	$ 27,143
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (j)		1,441,869	1,232,864
Series 2004-H Class A1, 4.5272% 6/25/34 (j)		3,472,307	3,077,412
Series 2004-W:
Class A1, 4.5433% 11/25/34 (j)		1,361,692	1,161,427
Class A9, 4.5433% 11/25/34 (j)		3,483,000	2,430,935
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (j)		3,321,147	2,973,444
Series 2005-AR12:
Class 2A5, 4.2078% 7/25/35 (j)		9,260,000	6,414,566
Class 2A6, 4.1484% 7/25/35 (j)		1,441,155	1,232,219
Series 2005-AR2 Class 1A2, 4.6384% 3/25/35 (j)		4,781,267	2,092,143
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (j)		2,525,488	2,025,782
TOTAL PRIVATE SPONSOR			201,791,867
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		3,684,306	3,904,228
Series 2002-9 Class PC, 6% 3/25/17		561,354	601,914
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,094,506
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,779,047
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,811,579
TOTAL U.S. GOVERNMENT AGENCY			67,191,274
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $280,428,113)			268,983,141
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.3225% 2/14/29 (e)(j)		750,000	412,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	203,006
Class B2, 7.525% 4/14/29		1,494,104	1,240,106
Class B5, 7.525% 4/14/29		129,000	21,341
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Asset Securitization Corp.: - continued
Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (j)		$ 2,225,000	$ 1,571,518
Class A2, 6.8991% 2/14/43 (j)		1,399,000	1,420,103
Class A3, 6.9491% 2/14/43 (j)		1,510,000	1,440,421
Class A5, 7.0191% 2/14/43 (j)		239,000	208,045
Class A7, 7.5091% 2/14/43 (j)		795,000	486,664
Class PS1, 1.4493% 2/14/43 (j)(l)		7,918,676	267,855
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (j)		2,221,000	2,092,387
Series 2006-4 Class A1, 5.363% 7/10/46 (j)		681,345	680,766
Series 2006-5:
Class A1, 5.185% 7/10/11		1,474,961	1,468,513
Class A2, 5.317% 9/10/47		7,342,000	6,820,970
Class A3, 5.39% 9/10/47		2,653,000	2,214,019
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,216,069
Series 2007-2 Class A1, 5.421% 4/10/49		393,195	395,485
Series 2007-4 Class A3, 6.0024% 2/10/51 (j)		1,897,000	1,576,137
Series 2006-5 Class XP, 0.832% 9/10/47 (l)		30,163,855	567,494
Series 2006-6:
Class E, 5.619% 10/10/45 (e)		1,098,000	131,760
Class XP, 0.4315% 10/10/45 (j)(l)		11,065,909	154,169
Series 2007-3:
Class A3, 5.6582% 6/10/49 (j)		3,176,000	2,483,110
Class A4, 5.8374% 6/10/49 (j)		3,965,000	2,894,552
Series 2008-1 Class D, 6.3972% 2/10/51 (e)(j)		125,000	12,500
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		591,610	600,570
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,207,228
Series 2004-2:
Class A3, 4.05% 11/10/38		2,573,000	2,467,926
Class A4, 4.153% 11/10/38		2,412,000	2,190,764
Series 2004-4 Class A3, 4.128% 7/10/42		1,340,649	1,329,283
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,008,076
Series 2006-1 Class A1, 5.219% 9/10/45 (j)		1,701,723	1,699,163
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,716,124
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,062,000	958,899
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	308,100
Class K, 6.15% 5/11/35 (e)		885,000	610,652
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	40,700
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-5 Class G, 5.3907% 11/10/41 (e)(j)		$ 135,000	$ 33,306
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)		5,908,000	5,417,422
Series 2005-6 Class A3, 5.3515% 9/10/47 (j)		3,423,000	3,294,335
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	272,092
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (e)(j)		817,000	408,500
Class D, 0.7044% 3/15/22 (e)(j)		826,000	371,700
Class E, 0.7444% 3/15/22 (e)(j)		684,000	307,800
Class F, 0.8144% 3/15/22 (e)(j)		615,784	277,103
Class G, 0.8744% 3/15/22 (e)(j)		399,119	151,665
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (e)(j)		1,222,000	708,760
Class D, 0.5544% 10/15/19 (e)(j)		1,494,000	657,360
Class E, 0.5844% 10/15/19 (e)(j)		1,385,000	526,300
Class F, 0.6544% 10/15/19 (e)(j)		2,993,730	1,197,492
Class G, 0.6744% 10/15/19 (e)(j)		1,079,579	377,853
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (e)(j)		102,482	49,704
Series 2004-1:
Class A, 0.6688% 4/25/34 (e)(j)		1,318,702	857,157
Class B, 2.2088% 4/25/34 (e)(j)		146,528	42,493
Class M1, 0.8688% 4/25/34 (e)(j)		118,761	63,537
Class M2, 1.5088% 4/25/34 (e)(j)		106,940	47,054
Series 2004-2:
Class A, 0.7388% 8/25/34 (e)(j)		1,000,862	750,646
Class M1, 0.8888% 8/25/34 (e)(j)		227,866	121,908
Series 2004-3:
Class A1, 0.6788% 1/25/35 (e)(j)		2,062,030	1,340,320
Class A2, 0.7288% 1/25/35 (e)(j)		296,892	178,135
Class M1, 0.8088% 1/25/35 (e)(j)		356,774	199,794
Class M2, 1.3088% 1/25/35 (e)(j)		230,868	107,354
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (e)(j)		1,924,868	1,062,912
Class M1, 0.7388% 8/25/35 (e)(j)		110,985	41,209
Class M2, 0.7888% 8/25/35 (e)(j)		183,050	62,914
Class M3, 0.8088% 8/25/35 (e)(j)		101,277	32,601
Class M4, 0.9188% 8/25/35 (e)(j)		92,968	28,551
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (e)(j)		823,006	467,385
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A2, 0.7088% 11/25/35 (e)(j)		$ 704,576	$ 369,902
Class M1, 0.7488% 11/25/35 (e)(j)		97,341	36,970
Class M2, 0.7988% 11/25/35 (e)(j)		123,584	44,416
Class M3, 0.8188% 11/25/35 (e)(j)		110,606	37,650
Class M4, 0.9088% 11/25/35 (e)(j)		137,804	45,034
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (e)(j)		1,916,371	958,185
Class B1, 1.7088% 1/25/36 (e)(j)		165,607	43,886
Class M1, 0.7588% 1/25/36 (e)(j)		618,184	287,456
Class M2, 0.7788% 1/25/36 (e)(j)		185,455	81,600
Class M3, 0.8088% 1/25/36 (e)(j)		270,843	112,400
Class M4, 0.9188% 1/25/36 (e)(j)		149,791	58,418
Class M5, 0.9588% 1/25/36 (e)(j)		149,791	54,674
Class M6, 1.0088% 1/25/36 (e)(j)		159,095	54,092
Series 2006-1:
Class A2, 0.6688% 4/25/36 (e)(j)		291,108	144,419
Class M1, 0.6888% 4/25/36 (e)(j)		104,117	38,471
Class M2, 0.7088% 4/25/36 (e)(j)		110,007	38,612
Class M3, 0.7288% 4/25/36 (e)(j)		94,652	31,784
Class M4, 0.8288% 4/25/36 (e)(j)		53,636	17,314
Class M5, 0.8688% 4/25/36 (e)(j)		52,059	15,972
Class M6, 0.9488% 4/25/36 (e)(j)		103,802	30,113
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (e)(j)		5,337,350	3,016,670
Class A2, 0.5888% 7/25/36 (e)(j)		264,057	138,921
Class B1, 1.1788% 7/25/36 (e)(j)		98,866	27,455
Class B3, 3.0088% 7/25/36 (e)(j)		149,373	36,044
Class M1, 0.6188% 7/25/36 (e)(j)		277,051	104,088
Class M2, 0.6388% 7/25/36 (e)(j)		195,473	69,510
Class M3, 0.6588% 7/25/36 (e)(j)		162,141	55,209
Class M4, 0.7288% 7/25/36 (e)(j)		109,487	35,759
Class M5, 0.7788% 7/25/36 (e)(j)		134,571	41,892
Class M6, 0.8488% 7/25/36 (e)(j)		200,783	59,151
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (e)(j)		173,998	46,110
Class B2, 1.6588% 10/25/36 (e)(j)		125,498	26,982
Class B3, 2.9088% 10/25/36 (e)(j)		204,228	33,698
Class M4, 0.7388% 10/25/36 (e)(j)		192,300	72,113
Class M5, 0.7888% 10/25/36 (e)(j)		230,211	78,272
Class M6, 0.8688% 10/25/36 (e)(j)		450,618	141,945
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (e)(j)		825,284	462,571
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A2, 0.5788% 12/25/36 (e)(j)		$ 4,260,802	$ 1,780,163
Class B1, 1.0088% 12/25/36 (e)(j)		129,867	27,895
Class B2, 1.5588% 12/25/36 (e)(j)		134,390	26,152
Class B3, 2.7588% 12/25/36 (e)(j)		225,319	39,341
Class M1, 0.5988% 12/25/36 (e)(j)		268,768	85,549
Class M2, 0.6188% 12/25/36 (e)(j)		180,697	53,992
Class M3, 0.6488% 12/25/36 (e)(j)		182,975	51,910
Class M4, 0.7088% 12/25/36 (e)(j)		219,418	59,265
Class M5, 0.7488% 12/25/36 (e)(j)		201,196	51,325
Class M6, 0.8288% 12/25/36 (e)(j)		180,697	42,789
Series 2007-1:
Class A2, 0.5788% 3/25/37 (e)(j)		937,890	445,498
Class B1, 0.9788% 3/25/37 (e)(j)		298,361	79,066
Class B2, 1.4588% 3/25/37 (e)(j)		216,647	51,995
Class B3, 3.6588% 3/25/37 (e)(j)		588,433	97,091
Class M1, 0.5788% 3/25/37 (e)(j)		264,355	122,925
Class M2, 0.5988% 3/25/37 (e)(j)		197,706	86,002
Class M3, 0.6288% 3/25/37 (e)(j)		174,922	72,593
Class M4, 0.6788% 3/25/37 (e)(j)		142,111	55,423
Class M5, 0.7288% 3/25/37 (e)(j)		219,579	80,146
Class M6, 0.8088% 3/25/37 (e)(j)		307,428	96,840
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (e)(j)		811,003	450,107
Class A2, 0.6288% 7/25/37 (e)(j)		757,678	397,781
Class B1, 1.9088% 7/25/37 (e)(j)		234,523	56,286
Class B2, 2.5588% 7/25/37 (e)(j)		203,244	43,698
Class B3, 3.6588% 7/25/37 (e)(j)		229,031	46,951
Class M1, 0.6788% 7/25/37 (e)(j)		267,423	124,352
Class M2, 0.7188% 7/25/37 (e)(j)		147,685	64,981
Class M3, 0.7988% 7/25/37 (e)(j)		150,050	62,271
Class M4, 0.9588% 7/25/37 (e)(j)		292,186	99,343
Class M5, 1.0588% 7/25/37 (e)(j)		258,095	81,300
Class M6, 1.3088% 7/25/37 (e)(j)		327,767	95,052
Series 2007-3:
Class A2, 0.5988% 7/25/37 (e)(j)		1,025,247	412,970
Class B1, 1.2588% 7/25/37 (e)(j)		212,065	48,987
Class B2, 1.9088% 7/25/37 (e)(j)		527,366	105,262
Class B3, 4.3088% 7/25/37 (e)(j)		282,028	47,437
Class M1, 0.6188% 7/25/37 (e)(j)		190,851	60,099
Class M2, 0.6488% 7/25/37 (e)(j)		204,569	59,202
Class M3, 0.6788% 7/25/37 (e)(j)		320,009	86,882
Class M4, 0.8088% 7/25/37 (e)(j)		502,606	134,849
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.9088% 7/25/37 (e)(j)		$ 262,345	$ 63,566
Class M6, 1.1088% 7/25/37 (e)(j)		200,217	49,534
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (e)(j)		295,576	71,441
Class B2, 3.7588% 9/25/37 (e)(j)		1,067,904	236,647
Class M1, 1.2588% 9/25/37 (e)(j)		286,678	133,305
Class M2, 1.3588% 9/25/37 (e)(j)		286,678	118,971
Class M4, 1.9088% 9/25/37 (e)(j)		727,029	247,190
Class M5, 2.0588% 9/25/37 (e)(j)		727,029	229,014
Class M6, 2.2588% 9/25/37 (e)(j)		727,794	211,060
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)		5,599,724	61,597
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(l)		11,814,957	856,584
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (e)(j)		805,386	526,932
Class H, 0.9944% 3/15/19 (e)(j)		541,917	151,737
Class J, 1.1944% 3/15/19 (e)(j)		407,118	61,068
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (e)(j)		561,330	280,665
Class E, 0.6444% 3/15/22 (e)(j)		2,927,157	1,346,492
Class F, 0.6944% 3/15/22 (e)(j)		1,795,922	772,246
Class G, 0.7444% 3/15/22 (e)(j)		461,549	180,004
Class H, 0.8944% 3/15/22 (e)(j)		561,330	202,079
Class J, 1.0444% 3/15/22 (e)(j)		561,330	157,172
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,151,021	1,146,429
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,381,000	2,171,779
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,017,214
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)		1,805,733	1,785,208
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (j)		1,112,000	938,229
Series 2007-PW17 Class A1, 5.282% 6/11/50		780,953	762,472
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)		683,606	670,363
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		60,000	36,000
Class I, 5.64% 2/14/31 (e)		170,000	8,500
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (e)(j)(l)		17,823,235	165,532
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,026,905
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (e)(j)(l)		27,676,813	597,296
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)		$ 354,440	$ 354,401
Class A4, 5.4635% 4/12/38 (j)		237,000	213,008
Series 2007-BBA8:
Class K, 1.5444% 3/15/22 (e)(j)		105,000	31,500
Class L, 2.2444% 3/15/22 (e)(j)		214,000	42,800
Series 2007-PW15:
Class A1, 5.016% 2/11/44		348,423	346,683
Class X2, 0.3635% 2/11/44 (e)(j)(l)		28,087,281	380,057
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)		304,000	69,920
Class C, 5.713% 6/11/40 (e)		255,000	53,550
Class D, 5.713% 6/11/40 (e)		255,000	51,000
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (e)(j)(l)		189,567,064	2,682,374
Series 2007-T26 Class X2, 0.1255% 1/12/45 (e)(j)(l)		25,489,350	151,901
Series 2007-T28:
Class A1, 5.422% 9/11/42		343,618	336,775
Class X2, 0.1822% 9/11/42 (e)(j)(l)		95,248,962	670,591
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (e)(j)		1,059,268	459,127
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	1,870,924
Class XCL, 0.8163% 5/15/35 (e)(j)(l)		30,867,705	1,224,068
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	466,187
Series 1998-2 Class J, 6.39% 11/18/30 (e)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	751,151
Class F, 7.734% 1/15/32		413,000	404,836
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(j)		1,932,000	1,950,152
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31		261,009	260,731
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (e)(j)		9,574	7,207
Class F, 0.6544% 8/16/21 (e)(j)		678,000	183,060
Class G, 0.6744% 11/15/36 (e)(j)		444,222	111,056
Class H, 0.7144% 11/15/36 (e)(j)		355,548	81,776
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		$ 9,955,000	$ 7,993,943
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		3,233,000	905,240
Series 2006-FL2 Class CNP3, 1.5444% 8/16/21 (e)(j)		5,182,308	1,554,692
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)		11,270,591	11,396,959
Class A4, 5.8884% 12/10/49 (j)		4,303,000	3,365,620
Series 2007-FL3A Class A2, 0.4844% 4/15/22 (e)(j)		6,878,000	3,095,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (j)		11,229,000	9,491,282
Series 2007-CD4:
Class A1, 4.977% 12/11/49		559,248	549,855
Class A2A, 5.237% 12/11/49		11,693,000	10,745,365
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,533,557
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	45,328
Class G, 5.01% 5/15/44 (j)	CAD	30,000	8,854
Class H, 5.01% 5/15/44 (j)	CAD	20,000	5,244
Class J, 5.01% 5/15/44 (j)	CAD	20,000	4,800
Class K, 5.01% 5/15/44 (j)	CAD	10,000	2,117
Class L, 5.01% 5/15/44 (j)	CAD	36,000	6,777
Class M, 5.01% 5/15/44 (j)	CAD	165,000	31,256
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)		294,800	289,442
Series 2007-C3 Class A3, 5.8202% 5/15/46 (j)		1,902,000	1,582,289
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (e)(j)		4,261,000	2,471,380
Class C, 0.6144% 4/15/17 (e)(j)		1,531,000	873,619
Class D, 0.6544% 4/15/17 (e)(j)		950,056	491,616
Class E, 0.7144% 4/15/17 (e)(j)		302,445	143,779
Class F, 0.7544% 4/15/17 (e)(j)		171,562	76,455
Class G, 0.8944% 4/15/17 (e)(j)		171,562	71,034
Class H, 0.9644% 4/15/17 (e)(j)		171,562	68,625
Class J, 1.1944% 4/15/17 (e)(j)		131,565	50,653
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (e)(j)		$ 3,000,607	$ 1,401,523
Class D, 0.6844% 11/15/17 (e)(j)		156,045	70,549
Class E, 0.7344% 11/15/17 (e)(j)		554,751	236,544
Class F, 0.7944% 11/15/17 (e)(j)		384,344	154,644
Class G, 0.8444% 11/15/17 (e)(j)		266,408	101,162
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (e)(j)		2,710,000	1,369,038
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)		179,000	176,643
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	4,527,785
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	2,886,767
Series 2007-C9 Class A4, 5.8162% 12/10/49 (j)		4,209,000	3,387,691
Series 2001-J1A Class F, 6.958% 2/14/34 (e)		500,000	456,524
Series 2001-J2A Class F, 7.0309% 7/16/34 (e)(j)		190,000	84,214
Series 2006-C8 Class B, 5.44% 12/10/46		3,294,000	922,320
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		137,515	129,090
Class G, 6.21% 7/15/31 (e)		500,000	423,162
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(j)		196,930	160,193
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)		865,071	877,304
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	300,961
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39		3,852,000	1,382,472
Series 2007-C2:
Class A1, 5.269% 1/15/49		184,673	182,895
Class A2, 5.448% 1/15/49 (j)		10,150,000	9,507,283
Class A3, 5.542% 1/15/49 (j)		3,804,000	2,741,358
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)		225,222	223,973
Class A4, 5.9124% 6/15/39 (j)		1,144,000	835,033
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	9,113,149
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)		1,722,000	1,252,406
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (e)(j)		6,783,000	1,695,750
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (e)(j)		$ 55,191	$ 11,038
Class SHDC, 1.3444% 7/15/19 (e)(j)		26,476	6,619
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (e)(j)		14,798	3,255
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41		1,662,657	1,670,087
Series 2000-C1 Class A2, 7.545% 4/15/62		2,460,412	2,494,645
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,819,036
Series 2004-C1:
Class A3, 4.321% 1/15/37		676,045	661,166
Class A4, 4.75% 1/15/37		884,000	802,627
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	481,941
Series 1998-C1:
Class D, 7.17% 5/17/40		2,056,473	2,038,845
Class H, 6% 5/17/40 (e)		130,000	11,504
Series 1999-C1 Class E, 8.0655% 9/15/41 (j)		1,966,000	1,908,644
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)		5,560,761	99,069
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (e)(j)(l)		17,813,880	600,239
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		190,000	143,105
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	60,000
Class J, 4.231% 5/15/38 (e)		300,000	78,665
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)		10,043,000	8,788,332
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (e)(j)		721,000	288,400
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (e)(j)		1,864,711	615,355
0.6144% 2/15/22 (e)(j)		665,993	179,818
Class F, 0.6644% 2/15/22 (e)(j)		1,331,815	332,954
Class L, 2.2444% 2/15/22 (e)(j)		100,000	9,000
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40		216,698	214,818
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (j)(l)		37,268,901	544,089
Class B, 5.487% 2/15/40 (e)(j)		2,907,000	552,330
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 132,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		7,364,844	7,517,905
Series 1998-CG1 Class B4, 7.4637% 6/10/31 (e)(j)		891,000	818,722
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7516% 4/29/39 (e)(j)		18,820	18,444
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (e)		367,000	367,758
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	566,293
Class G, 6.936% 3/15/33 (e)		1,252,000	1,036,503
Class H, 7.039% 3/15/33 (e)		50,000	38,072
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(j)		361,000	255,177
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		600,000	450,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		465,105	470,264
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,565,885
Series 2001-1 Class X1, 1.0497% 5/15/33 (e)(j)(l)		19,752,617	321,533
Series 2001-3 Class C, 6.51% 6/10/38		287,000	259,960
Series 2002-1A Class H, 7.3917% 12/10/35 (e)(j)		55,000	37,093
Series 2005-C1 Class B, 4.846% 6/10/48 (j)		543,000	166,075
Series 2007-C1 Class XP, 0.1974% 12/10/49 (j)(l)		23,840,387	182,389
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (e)		85,000	84,150
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	68,621
Series 1997-C2:
Class F, 6.75% 4/15/29 (j)		1,100,000	1,045,114
Class G, 6.75% 4/15/29 (j)		500,000	220,488
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		500,000	365,000
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	15,770
Series 1999-C3:
Class J, 6.974% 8/15/36 (e)		226,000	209,846
Class K, 6.974% 8/15/36 (e)		427,000	114,541
Series 2000-C1:
Class G, 7% 3/15/33 (e)		120,000	102,155
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (e)		$ 100,000	$ 65,723
Class K, 7% 3/15/33		90,000	46,777
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	213,656
Series 2005-C1 Class X2, 0.7105% 5/10/43 (j)(l)		13,975,578	145,659
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (e)(j)		715,000	303,875
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,219,042
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,256,122	1,217,181
Class A2, 5.597% 12/10/49		3,804,000	3,307,373
Series 2007-GG9:
Class A1, 5.233% 3/10/39		309,972	306,863
Class A4, 5.444% 3/10/39		5,530,000	4,350,130
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		86,000	55,944
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(j)		250,000	88,052
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (e)(j)(l)		48,409,436	746,551
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (j)		5,013,000	4,456,544
Class A4, 5.9165% 7/10/38 (j)		9,540,000	7,837,519
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(l)		47,931,734	469,731
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (e)(j)		96,000	69,120
Class D, 0.6944% 6/6/20 (e)(j)		453,000	258,210
Class E, 0.7844% 6/6/20 (e)(j)		526,000	289,300
Class F, 0.8544% 6/6/20 (e)(j)		835,001	417,501
Class J, 2.1644% 6/6/20 (e)(j)		250,000	12,500
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (e)(j)		1,112,000	767,280
Class D, 0.7844% 3/6/20 (e)(j)		2,961,000	2,043,090
Class F, 0.8944% 3/6/20 (e)(j)		91,000	61,880
Class G, 0.9344% 3/6/20 (e)(j)		45,000	30,600
Class L, 1.7144% 3/1/20 (e)(j)		400,000	228,000
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)		2,989,000	3,205,737
Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	547,700
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GS Mortgage Securities Corp. II: - continued
Series 1997-GL Class G, 7.7695% 7/13/30 (j)		$ 857,137	$ 879,937
Series 1998-GLII Class G, 8.011% 4/13/31 (e)(j)		600,000	420,000
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (e)(j)		350,000	140,000
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)		941,000	1,011,081
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (e)(j)(l)		46,605,429	735,727
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)		11,153,000	10,872,513
Series 2006-RR2:
Class M, 5.8202% 6/1/46 (e)(j)		100,000	3,000
Class N, 5.8202% 6/1/46 (e)(j)		100,000	3,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,691,524
Series 2007-GG10:
Class A1, 5.69% 8/10/45		406,686	398,807
Class A2, 5.778% 8/10/45		13,561,000	12,355,365
Class A4, 5.7992% 8/10/45 (j)		11,160,000	8,534,471
Series 2007-GG10 Class B, 5.9932% 8/10/45 (j)		2,376,000	330,679
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		180,000	126,913
Series 2002-CIB4:
Class E, 6.7103% 5/12/34 (e)(j)		190,000	134,103
Class F, 7.1023% 5/12/34 (e)(j)		78,000	51,052
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(j)		211,150	137,247
Class D, 5.192% 1/12/37		230,000	154,172
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.605% 4/16/19 (e)(j)		1,057,055	898,497
Series 2006-FLA2:
Class A2, 0.4744% 11/15/18 (e)(j)		10,000,000	5,800,000
Class B, 0.5144% 11/15/18 (e)(j)		1,592,376	843,959
Class C, 0.5544% 11/15/18 (e)(j)		1,131,339	576,983
Class D, 0.5744% 11/15/18 (e)(j)		296,891	133,601
Class E, 0.6244% 11/15/18 (e)(j)		425,866	183,122
Class F, 0.6744% 11/15/18 (e)(j)		637,763	267,860
Class G, 0.7044% 11/15/18 (e)(j)		554,576	221,830
Class H, 0.8444% 11/15/18 (e)(j)		425,866	149,053
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (j)		$ 5,657,000	$ 4,752,933
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)		2,864,000	2,467,074
Series 2006-CB17 Class A4, 5.429% 12/12/43		990,000	790,191
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	951,847
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)		903,000	767,020
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (j)		6,670,000	5,089,724
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (j)		5,340,000	4,908,370
Class A4, 6.0069% 6/15/49 (j)		2,823,000	2,207,191
Series 2007-LDP10 Class A1, 5.122% 1/15/49		203,981	203,945
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	3,932,034
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	26,000
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (j)		1,711,000	325,090
Series 2004-LN2 Class D, 5.2178% 7/15/41 (j)		420,000	79,800
Series 2005-CB13 Class E, 5.35% 1/12/43 (e)(j)		963,000	163,710
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,108,479
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	486,891
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	37,950
Class C, 5.7462% 2/12/49		424,000	89,040
Class D, 5.7462% 2/12/49		447,000	89,400
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)		364,000	76,440
Class CS, 5.466% 1/15/49 (j)		157,000	31,400
Class ES, 5.5455% 1/15/49 (e)(j)		983,000	137,620
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,550,000	1,438,745
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		783,000	767,633
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,132,540	2,153,685
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		385,000	292,600
Series 2007-C3:
Class F, 5.9388% 7/15/44 (j)		377,000	37,933
Class G, 5.9388% 7/15/44 (e)(j)		666,000	62,305
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31		722,000	604,226
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		3,403,997	3,457,290
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		$ 367,000	$ 370,529
Series 2001-C3 Class A1, 6.058% 6/15/20		152,021	154,036
Series 2006-C1 Class A2, 5.084% 2/15/31		913,000	890,388
Series 2006-C3 Class A1, 5.478% 3/15/39		188,887	189,165
Series 2006-C6:
Class A1, 5.23% 9/15/39		291,829	293,728
Class A2, 5.262% 9/15/39 (j)		11,694,000	11,189,427
Series 2006-C7:
Class A1, 5.279% 11/15/38		921,498	927,456
Class A2, 5.3% 11/15/38		2,092,000	1,899,421
Class A3, 5.347% 11/15/38		1,417,000	1,140,457
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)		182,340	184,483
Class A3, 5.398% 2/15/40		10,000,000	8,324,795
Class A4, 5.424% 2/15/40		244,000	180,437
Series 2007-C2:
Class A1, 5.226% 2/15/40		168,329	166,796
Class A3, 5.43% 2/15/40		917,000	648,082
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	8,929,768
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	547,498
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	127,426
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,655,628
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	1,593,117
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(j)		86,000	55,609
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (e)(j)(l)		7,980,175	80,868
Series 2004-C2:
Class G, 4.595% 3/15/36 (e)(j)		165,000	57,750
Class K, 5.4351% 3/15/36 (e)(j)		500,000	40,000
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)		275,895	275,327
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (j)(l)		7,518,010	122,792
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)		11,783,936	238,301
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)		4,185,000	585,900
Class D, 5.563% 2/15/40 (j)		760,000	91,200
Class E, 5.582% 2/15/40 (j)		381,000	41,910
Class XCP, 0.6696% 2/15/40 (j)(l)		4,640,096	76,537
Series 2007-C2 Class XCP, 0.715% 2/15/40 (j)(l)		21,899,914	389,525
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)		2,376,000	1,755,506
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	4,919,847
Class XCP, 0.3124% 9/15/45 (j)(l)		156,476,796	1,907,499
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)		$ 544,000	$ 512,112
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)		3,105,000	2,484,000
Class C, 4.13% 11/20/37 (e)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (e)(j)		608,683	243,473
Class E, 0.6344% 9/15/21 (e)(j)		2,196,145	658,843
Class F, 0.6844% 9/15/21 (e)(j)		1,143,094	314,351
Class G, 0.7044% 9/15/21 (e)(j)		2,258,211	564,553
Class H, 0.7444% 9/15/21 (e)(j)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,462,717
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		180,000	90,450
Class I11, 7.72% 2/26/28 (e)		100,000	40,130
Class I12, 7.72% 2/26/28 (e)		100,000	32,550
Class I9, 7.72% 2/26/28 (e)		153,200	98,707
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (j)		620,000	527,000
Series 1998-C3 Class E, 6.9857% 12/15/30 (j)		155,000	134,850
Series 1999-C1 Class B, 7.71% 11/15/31		330,000	330,516
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (e)		395,000	296,250
Class H, 6.778% 2/3/16 (e)		315,000	220,500
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50		945,472	919,760
Series 2004-KEY2 Class K, 5.091% 8/12/39 (e)(j)		100,000	10,753
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (j)		3,122,000	3,036,744
Series 2005-LC1 Class F, 5.378% 1/12/44 (e)(j)		1,655,000	335,693
Series 2006-C1 Class A2, 5.6116% 5/12/39 (j)		2,680,000	2,591,246
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		300,000	31,641
Series 2007-C1 Class A4, 6.0224% 6/12/50 (j)		7,199,517	5,440,282
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	2,768,776
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (j)		887,000	649,814
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,790,667
Series 2006-4:
Class A2, 5.112% 12/12/49 (j)		1,075,000	1,007,510
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class ASB, 5.133% 12/12/49 (j)		$ 1,636,000	$ 1,409,514
Series 2007-5:
Class A1, 4.275% 12/12/11		153,670	150,156
Class A3, 5.364% 8/12/48		11,417,000	9,130,653
Class A4, 5.378% 8/12/48		76,000	51,787
Class B, 5.479% 2/12/17		5,706,000	1,151,092
Series 2007-6 Class A1, 5.175% 3/12/51		182,120	180,125
Series 2007-7 Class A4, 5.81% 6/12/50 (j)		6,656,000	4,706,202
Series 2007-8 Class A1, 4.622% 8/12/49		333,519	324,358
Series 2006-2 Class A4, 5.9093% 6/12/46 (j)		16,407,000	14,118,821
Series 2006-4 Class XP, 0.6211% 12/12/49 (j)(l)		34,994,733	753,864
Series 2007-6 Class B, 5.635% 3/12/51 (j)		1,902,000	415,298
Series 2007-7 Class B, 5.75% 6/12/50		166,000	36,895
Series 2007-8 Class A3, 6.1556% 8/12/49 (j)		1,640,000	1,258,703
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (e)(j)		32,456	26,939
Class H, 0.735% 8/15/19 (e)(j)		151,000	105,700
Class J, 0.805% 8/15/19 (e)(j)		114,000	74,100
Series 2006-XLF:
Class C, 1.545% 7/15/19 (e)(j)		822,747	82,275
Class F, 0.665% 7/15/19 (e)(j)		1,830,000	1,335,900
Class G, 0.705% 7/15/19 (e)(j)		1,041,000	468,450
Series 2007-XCLA Class A1, 0.545% 7/17/17 (e)(j)		2,721,304	1,360,652
Series 2007-XLCA Class B, 0.8444% 7/17/17 (e)(j)		2,033,616	183,025
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (e)(j)		1,092,000	305,760
Class D, 0.535% 10/15/20 (e)(j)		667,354	166,839
Class E, 0.595% 10/15/20 (e)(j)		834,661	166,932
Class F, 0.645% 10/15/20 (e)(j)		500,899	90,162
Class G, 0.685% 10/15/20 (e)(j)		619,188	92,878
Class H, 0.775% 10/15/20 (e)(j)		389,758	38,976
Class J, 0.925% 10/15/20 (e)(j)		444,903	35,592
Class MHRO, 1.035% 10/15/20 (e)(j)		451,956	49,715
Class MJPM, 1.345% 10/15/20 (e)(j)		138,148	12,433
Class MSTR, 1.045% 10/15/20 (e)(j)		250,598	35,084
Class NHRO, 1.235% 10/15/20 (e)(j)		682,198	61,398
Class NSTR, 1.195% 10/15/20 (e)(j)		230,723	25,380
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (e)(j)(l)		$ 6,735,053	$ 108,211
Series 2004-HQ3 Class A2, 4.05% 1/13/41		548,181	555,205
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		329,170	279,795
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,612,803
Series 2006-HQ10 Class A1, 5.131% 11/12/41		657,491	654,344
Series 2006-T23 Class A1, 5.682% 8/12/41		1,802,808	1,805,402
Series 2007-HQ11:
Class A1, 5.246% 2/20/44		301,159	297,316
Class A31, 5.439% 2/12/44 (j)		964,000	828,223
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		308,490	302,144
Class A4, 5.364% 3/15/44		10,000,000	7,603,388
Series 2007-IQ14 Class A1, 5.38% 4/15/49		695,728	683,482
Series 2007-T25 Class A2, 5.507% 11/12/49		3,425,000	3,017,671
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (e)(j)(l)		13,765,630	177,495
Series 2004-IQ7 Class E, 5.5381% 6/15/38 (e)(j)		120,000	42,000
Series 2005-HQ7:
Class E, 5.3781% 11/14/42 (j)		75,000	17,137
Class F, 5.3781% 11/14/42 (j)		150,000	32,357
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (e)(j)(l)		26,165,729	570,876
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (j)		2,950,000	2,747,105
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)		2,823,000	549,412
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (j)		3,157,000	2,860,031
Class A4, 5.7708% 10/15/42 (j)		570,000	481,510
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	337,339
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)		972,000	853,149
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)		3,448,000	578,368
Series 2007-HQ12:
Class A2, 5.8107% 4/12/49 (j)		12,880,000	11,607,734
Series A1, 5.519% 4/12/49 (j)		444,441	433,126
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)		2,852,000	2,067,731
Class B, 5.914% 4/15/49		469,000	73,178
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (e)(j)		2,783,226	222,658
Class D, 1.0444% 7/17/17 (e)(j)		1,308,727	91,611
Class E, 1.1444% 7/17/17 (e)(j)		1,062,250	63,735
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		$ 76,735	$ 78,017
Series 2000-PRIN Class C, 7.7372% 2/23/34 (j)		366,000	282,280
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		184,900	172,640
Series 2003-TOP9 Class E, 5.8861% 11/13/36 (e)(j)		70,000	29,338
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		760,164	737,359
Class G, 5% 8/20/30 (e)		216,875	177,838
Class J, 5% 8/20/30 (e)		160,000	88,000
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		427,115	371,590
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		280,000	271,936
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (m)	CAD	107,000	58,245
Class G, 4.456% 9/12/38 (m)	CAD	54,000	27,747
Class H, 4.456% 9/12/38 (m)	CAD	36,000	17,476
Class J, 4.456% 9/12/38 (m)	CAD	36,000	16,463
Class K, 4.456% 9/12/38 (m)	CAD	18,000	7,325
Class L, 4.456% 9/12/38 (m)	CAD	26,000	9,973
Class M, 4.456% 9/12/38 (m)	CAD	128,859	24,448
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	69,239
Class G, 4.57% 4/12/23	CAD	42,000	21,791
Class H, 4.57% 4/12/23	CAD	42,000	20,592
Class J, 4.57% 4/12/23	CAD	42,000	19,475
Class K, 4.57% 4/12/23	CAD	21,000	9,218
Class L, 4.57% 4/12/23	CAD	63,000	26,199
Class M, 4.57% 4/12/23	CAD	185,000	37,317
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,416,023	3,464,215
Series 1999-C1 Class G, 7.1462% 5/18/32 (e)(j)		420,000	409,872
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	104,659
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(j)		165,000	136,125
Class F6, 6.5% 2/18/34 (e)(j)		37,000	30,340
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)		182,000	163,800
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (e)(j)		128,252	115,427
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		$ 306,879	$ 314,219
Class F, 7.3% 10/12/34 (e)		170,000	110,500
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)		1,616,000	1,646,342
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.9194% 9/15/09 (e)(j)		110,000	12,120
Class G, 0.9194% 9/15/09 (e)(j)		200,000	20,093
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (e)(j)		1,276,330	638,165
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (e)(j)		1,770,598	531,179
Class F, 0.6844% 8/11/18 (e)(j)		1,877,987	431,937
Class G, 0.7044% 8/11/18 (e)(j)		1,779,101	355,820
Class J, 0.9444% 8/11/18 (e)(j)		395,545	39,555
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (e)(j)		118,821	23,764
Class AP2, 1.1444% 6/15/20 (e)(j)		198,003	19,800
Class F, 0.8244% 6/15/20 (e)(j)		3,847,501	769,500
Class LXR1, 1.0444% 6/15/20 (e)(j)		233,916	46,783
Class LXR2, 1.1444% 6/15/20 (e)(j)		2,622,585	262,259
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		646,394	639,584
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		3,802,970	3,747,742
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	7,980,345
Series 2006-C24 Class A2, 5.506% 3/15/45		1,562,322	1,560,185
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,606,041
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	4,320,205
Series 2007-C30:
Class A1, 5.031% 12/15/43		290,391	286,697
Class A3, 5.246% 12/15/43		1,633,000	1,492,920
Class A4, 5.305% 12/15/43		8,604,000	7,066,773
Class A5, 5.342% 12/15/43		2,036,000	1,418,853
Series 2007-C31:
Class A1, 5.14% 4/15/47		167,531	165,765
Class A4, 5.509% 4/15/47		4,299,000	2,938,951
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (j)		15,568,000	14,176,524
Class A3, 5.929% 6/15/49 (j)		3,229,000	2,273,884
Series 2003-C6 Class G, 5.125% 8/15/35 (e)		903,000	423,990
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(j)		$ 1,464,000	$ 1,222,807
Class 180B, 5.3979% 10/15/41 (e)(j)		666,000	568,784
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	703,740
Series 2005-C22:
Class B, 5.355% 12/15/44 (j)		4,218,000	1,476,300
Class F, 5.355% 12/15/44 (e)(j)		3,171,000	507,360
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		7,870,000	6,527,891
Series 2006-C25 Class AM, 5.9263% 5/15/43 (j)		996,000	526,341
Series 2006-C29 Class E, 5.516% 11/15/48 (j)		1,902,000	199,710
Series 2007-C30:
Class B, 5.463% 12/15/43 (j)		10,505,000	1,208,075
Class C, 5.483% 12/15/43 (j)		5,706,000	627,660
Class D, 5.513% 12/15/43 (j)		3,044,000	289,180
Class XP, 0.4317% 12/15/43 (e)(j)(l)		23,390,552	369,084
Series 2007-C31 Class C, 5.6906% 4/15/47 (j)		522,000	62,640
Series 2007-C32:
Class D, 5.929% 6/15/49 (j)		1,431,000	157,410
Class E, 5.929% 6/15/49 (j)		2,252,000	225,200
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (j)		1,259,000	889,770
Series 2007-C33 Class B, 5.9024% 2/15/51 (j)		3,198,000	479,700
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $682,394,981)			645,517,880
Municipal Securities - 0.6%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,421,864
7.55% 4/1/39		8,400,000	8,119,272
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	11,460,300
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,718,341
Series A, 5% 1/1/12		11,025,000	12,064,547
Municipal Securities - continued
		Principal Amount (o)	Value
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		$ 3,539,000	$ 3,914,771
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,257,829
TOTAL MUNICIPAL SECURITIES (Cost $54,666,507)			55,956,924
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,495,121	1,910,426
par 2.5% 12/31/38 (c)		2,960,000	658,600
1.683% 8/3/12 (j)		7,560,000	4,782,844
7% 3/28/11		27,645,000	16,398,092
7% 9/12/13		18,895,000	8,295,955
Brazilian Federative Republic:
6% 9/15/13		300,000	291,000
6% 1/17/17		440,000	451,000
8.25% 1/20/34		410,000	477,650
8.75% 2/4/25		730,000	883,300
12.25% 3/6/30		880,000	1,399,200
12.75% 1/15/20		355,000	532,500
Central Bank of Nigeria promissory note 5.092% 1/5/10		210,123	150,992
Chilean Republic 7.125% 1/11/12		3,045,000	3,346,151
Colombian Republic 7.375% 9/18/37		1,830,000	1,848,300
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,550,000	1,426,000
Dominican Republic:
2.0825% 8/30/24 (j)		1,100,000	737,000
9.04% 1/23/18 (e)		2,497,452	2,222,732
9.5% 9/27/11 (Reg. S)		2,511,325	2,467,377
Ecuador Republic:
5% 2/28/25 (a)		218,000	102,460
10% 8/15/30 (Reg. S) (a)		5,500,000	1,815,000
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		1,265,000	1,063,865
7.75% 1/24/23 (Reg. S)		870,000	865,650
8.25% 4/10/32 (Reg. S)		375,000	338,438
8.5% 7/25/11 (Reg. S)		650,000	659,750
Gabonese Republic 8.2% 12/12/17 (e)		3,725,000	3,296,625
Georgia Republic 7.5% 4/15/13		1,270,000	1,041,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Ghana Republic 8.5% 10/4/17 (e)		$ 2,330,000	$ 1,875,650
Indonesian Republic:
6.625% 2/17/37 (e)		1,475,000	1,231,625
6.875% 3/9/17 (e)		950,000	912,000
6.875% 1/17/18 (e)		1,510,000	1,442,050
7.25% 4/20/15 (e)		785,000	781,075
7.5% 1/15/16 (e)		485,000	482,575
7.75% 1/17/38 (e)		1,720,000	1,616,800
8.5% 10/12/35 (e)		650,000	666,250
8.5% 10/12/35 (Reg. S)		1,360,000	1,394,000
10.375% 5/4/14 (e)		895,000	1,027,013
11.625% 3/4/19 (e)		1,335,000	1,675,425
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		2,810,000	1,798,400
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		2,420,000	2,534,950
9% 5/2/14		610,000	638,975
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (j)		773,000	734,350
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		560,000	588,000
Philippine Republic:
9.5% 2/2/30		440,000	550,000
10.625% 3/16/25		395,000	526,338
Republic of Fiji 6.875% 9/13/11		1,265,000	961,400
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,500,000	1,612,500
Republic of Serbia 3.75% 11/1/24 (c)(e)		5,430,000	4,724,100
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,961,920	15,961,920
12.75% 6/24/28 (Reg. S)		1,515,000	2,208,113
Turkish Republic:
6.75% 4/3/18		1,520,000	1,485,800
6.875% 3/17/36		3,285,000	2,960,771
7% 9/26/16		965,000	974,650
7.25% 3/5/38		1,350,000	1,257,255
7.375% 2/5/25		4,890,000	4,884,132
Ukraine Cabinet of Ministers:
5.1512% 8/5/09 (Reg. S) (j)		6,845,000	6,468,525
6.875% 3/4/11 (Reg. S)		1,810,000	1,466,100
Ukraine Government:
6.385% 6/26/12 (e)		1,765,000	1,359,050
6.75% 11/14/17 (e)		5,460,000	3,685,500
United Mexican States:
7.5% 4/8/33		425,000	478,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
United Mexican States: - continued
8.3% 8/15/31		$ 420,000	$ 511,896
Uruguay Republic 8% 11/18/22		2,106,902	2,201,713
Venezuelan Republic:
2.1006% 4/20/11 (Reg. S) (j)		6,205,000	4,808,875
5.375% 8/7/10 (Reg. S)		890,000	801,000
7% 3/31/38		630,000	294,525
8.5% 10/8/14		2,415,000	1,636,163
9% 5/7/23 (Reg. S)		4,450,000	2,569,875
9.25% 9/15/27		3,090,000	1,962,150
9.375% 1/13/34		1,160,000	672,800
10.75% 9/19/13		7,405,000	5,831,438
13.625% 8/15/18		3,538,000	2,989,610
Vietnamese Socialist Republic:
4% 3/12/28 (c)		1,225,000	796,250
6.875% 1/15/16 (e)		1,505,000	1,493,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,764,820)			154,996,285
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $215,711)		242,000	233,779
Convertible Preferred Stocks - 0.0%
Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,081,288
(Cost $1,326,273)
Floating Rate Loans - 0.7%
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3439% 12/27/14 (j)	$ 1,540,039	$ 970,224
Tranche C, term loan 2.2703% 12/27/15 (j)	1,192,292	751,144
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (j)	1,445,000	1,206,575
		2,927,943
Automobiles - 0.1%
Ford Motor Co. term loan 3.6133% 12/15/13 (j)	6,940,000	4,996,800
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.07% 5/23/14 (j)	306,696	214,687
Tranche B, term loan 2.07% 5/23/14 (j)	1,454,357	1,018,050
		1,232,737
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (j)	4,066,755	3,466,909
CSC Holdings, Inc. Tranche B, term loan 2.0947% 3/31/13 (j)	750,338	701,566
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.16% 12/12/14 (j)	2,587,792	388,169
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,862,825
VNU, Inc. term loan 2.3819% 8/9/13 (j)	1,691,332	1,475,687
Zuffa LLC term loan 2.375% 6/19/15 (j)	6,011,595	4,809,276
		13,704,432
Multiline Retail - 0.0%
Dollar General Corp. Tranche B1, term loan 3.4378% 7/6/14 (j)	3,088,670	2,841,576
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 2.6792% 10/31/13 (j)	2,561,862	1,850,945
Toys 'R' US, Inc. term loan 3.4181% 12/8/09 (j)	74,016	51,811
		1,902,756
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 4.8419% 3/5/14 (j)	165,000	142,725
Floating Rate Loans - continued
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc.: - continued
Tranche B 1LN, term loan 5.7963% 9/5/13 (j)	$ 531,895	$ 522,587
Levi Strauss & Co. term loan 2.585% 4/4/14 (j)	790,000	608,300
		1,273,612
TOTAL CONSUMER DISCRETIONARY		28,879,856
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (j)	335,123	229,559
Tranche B, term loan 4.1769% 10/10/13 (j)	1,244,743	852,649
Tranche DD, term loan 4.1586% 10/10/13 (j)	840,732	575,902
Tishman Speyer Properties term loan 2.07% 12/27/12 (j)	53,000	17,490
		1,675,600
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 2.8984% 7/25/14 (j)	2,874,071	2,543,553
Tranche DD, term loan 2.5688% 7/25/14 (j)	146,655	129,790
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (j)	5,183,826	4,626,565
		7,299,908
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5688% 4/10/14 (j)	4,681,460	3,698,353
TOTAL HEALTH CARE		10,998,261
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6644% 4/30/14 (j)	3,102,719	1,970,227
Northwest Airlines, Inc. term loan 2.36% 12/31/10 (j)	1,340,000	1,256,250
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (j)	2,755,757	1,667,233
		4,893,710
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.085% 5/4/15 pay-in-kind (j)	1,705,000	1,023,000
Floating Rate Loans - continued
	Principal Amount (o)	Value
INDUSTRIALS - continued
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (j)	$ 141,008	$ 125,850
Tranche B, term loan 2.1212% 12/21/12 (j)	772,057	689,061
		814,911
TOTAL INDUSTRIALS		6,731,621
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.083% 10/1/14 (j)	2,465,037	1,984,355
Tranche B-A1, term loan 3.3813% 10/1/14 (j)	624,215	502,493
Tranche B-B, term loan 3.4575% 10/1/12 (j)	3,102,127	2,652,318
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.8812% 10/10/14 (j)	1,520,702	1,053,086
		6,192,252
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 3.47% 6/11/14 (j)	3,336,839	2,602,734
TOTAL INFORMATION TECHNOLOGY		8,794,986
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. term loan 10.5% 3/19/10 (j)	3,970,000	3,970,000
Nalco Co. term loan 6.5% 5/6/16 (j)	370,000	370,925
		4,340,925
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (j)	3,681,323	3,386,817
TOTAL MATERIALS		7,727,742
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 2.9144% 7/3/13 (j)	972,544	906,897
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (j)	765,736	651,423
		1,558,320
Floating Rate Loans - continued
	Principal Amount (o)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.4113% 2/1/14 (j)	$ 2,425,000	$ 1,994,563
TOTAL TELECOMMUNICATION SERVICES		3,552,883
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3131% 3/30/12 (j)	408,969	304,682
term loan 4.22% 3/30/14 (j)	1,266,082	943,231
		1,247,913
TOTAL FLOATING RATE LOANS (Cost $70,681,980)		69,608,862
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (j) (Cost $789,189)	978,000	831,300
Fixed-Income Funds - 27.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	1,493,890	112,654,208
Fidelity Corporate Bond 1-10 Year Central Fund (k)	7,962,431	754,758,829
Fidelity Floating Rate Central Fund (k)	6,467,638	521,291,631
Fidelity Mortgage Backed Securities Central Fund (k)	14,684,302	1,484,142,356
TOTAL FIXED-INCOME FUNDS (Cost $2,963,576,431)		2,872,847,024
Preferred Securities - 0.1%
	Principal Amount (o)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	4,048,759
Net Servicos de Comunicacao SA 9.25% (e)	2,593,000	2,219,622
		6,268,381
Preferred Securities - continued
	Principal Amount (o)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	$ 4,158,000	$ 3,839,823
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (j)	1,052,000	597,303
MUFG Capital Finance 1 Ltd. 6.346% (j)	4,028,000	3,586,224
		4,183,527
TOTAL PREFERRED SECURITIES (Cost $13,826,388)		14,291,731
Cash Equivalents - 6.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 576,179,229	576,171,000
(Collateralized by U.S. Treasury Obligations) #	3,867,056	3,867,000
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (n)	105,876,588	105,875,000
TOTAL CASH EQUIVALENTS (Cost $685,910,672)		685,913,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $10,879,165,935)		10,701,189,883
NET OTHER ASSETS - (3.2)%		(327,113,095)
NET ASSETS - 100%		$ 10,374,076,788
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 39,167	$ (36,864)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	4,000,000	(3,920,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	4,600,000	(4,508,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	2,800,000	(2,744,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	7,200,000	(7,056,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	2,600,000	(2,548,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (h)	August 2034	31,279	(23,098)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (h)

	Oct. 2034	$ 39,853	$ (22,519)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (h)	March 2034	16,284	(2,240)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	787	(753)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	11,800	(8,728)
TOTAL CREDIT DEFAULT SWAPS		21,339,170	(20,870,202)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	43,226
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	130,379
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	118,953
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,092,410
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	$ 78,000,000	$ 5,227,661
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	9,550,390
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,010,925
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	7,876,493
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,759,870
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,431,170
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,589,628
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	3,267,360
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,535,930
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,229,870
TOTAL INTEREST RATE SWAPS		1,019,929,000	72,864,265
		$ 1,041,268,170	$ 51,994,063
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,872,841 or 7.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,479,913.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,447 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 80,777
Class G, 4.456% 9/12/38	10/2/06	$ 39,498
Class H, 4.456% 9/12/38	10/2/06	$ 22,997
Class J, 4.456% 9/12/38	10/2/06	$ 21,304
Class K, 4.456% 9/12/38	10/2/06	$ 9,417
Class L, 4.456% 9/12/38	10/2/06	$ 13,077
Class M, 4.456% 9/12/38	10/2/06	$ 42,656
(n) Includes investment made with cash collateral received from securities on loan.
(o) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$576,171,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 25,413,990
Bank of America, NA	48,923,131
Barclays Capital, Inc.	81,538,551
Credit Suisse Securities (USA) LLC	4,026,564
Deutsche Bank Securities, Inc.	90,114,559
HSBC Securities (USA), Inc.	81,538,551
ING Financial Markets LLC	27,179,517
JP Morgan Securities, Inc.	190,256,619
Mizuho Securities USA, Inc.	13,589,759
Societe Generale, New York Branch	13,589,759
$ 576,171,000
$3,867,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,913,683
Banc of America, NA	751,471
Barclays Capital, Inc.	1,017,917
Deutsche Bank Securities, Inc.	183,929
$ 3,867,000
$105,875,000 due 6/01/09 at 0.18%
JP Morgan Securities, Inc.	$ 105,875,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,401,636
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	60,259,273
Fidelity Floating Rate Central Fund	19,311,660
Fidelity Mortgage Backed Securities Central Fund	67,687,119
Fidelity Ultra-Short Central Fund	4,661,764
Total	$ 177,928,292
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 150,952,886	$ 112,654,208	19.1%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	754,758,829	28.5%
Fidelity Floating Rate Central Fund	408,626,297	145,354,046	-	521,291,631	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	149,201,087	851,012,714	1,484,142,356	20.8%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,919,712*	-	0.0%
Total	$ 5,906,341,915	$ 364,654,828	$ 3,091,116,815	$ 2,872,847,024
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,701,189,883	$ 2,872,847,024	$ 7,747,710,940	$ 80,631,919
Other Financial Instruments*	$ 51,994,063	$ -	$ 72,816,407	$ (20,822,344)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	(693,222)	-*
Total Unrealized Gain (Loss)	(20,577,194)	1,994,909
Cost of Purchases	83,105,991	-
Proceeds of Sales	(9,714,056)	-
Amortization/Accretion	(5,227,163)	-
Transfer in/out of Level 3	30,073,775	(19,290,909)
Ending Balance	$ 80,631,919	$ (20,822,344)
* The realized gain (loss) for derivative instruments is not included in the roll forward. For the period, the realized gain (loss) on these instruments totaled $(3,308,273).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $11,099,607,812. Net unrealized depreciation aggregated $398,417,929, of which $230,535,988 related to appreciated investment securities and $628,953,917 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $21,339,170 representing 0.21% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of it's assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.815814.104

ATB-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.9%
		Principal Amount (o)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 959,400
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (e)		1,140,000	1,116,607
Vornado Realty Trust 2.85% 4/1/27		510,000	432,307
Weingarten Realty Investors 3.95% 8/1/26		510,000	459,000
			2,007,914
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	259,748
TOTAL FINANCIALS			2,267,662
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
General Cable Corp. 1% 10/15/12		2,580,000	2,012,400
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14		1,630,000	1,653,964
TOTAL INDUSTRIALS			3,666,364
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		840,000	530,544
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		2,350,000	1,128,000
TOTAL INFORMATION TECHNOLOGY			1,658,544
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		1,485,000	1,466,438
TOTAL CONVERTIBLE BONDS			10,018,408
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - 30.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		$ 5,595,000	$ 5,641,327
5.875% 3/15/11		2,077,000	2,102,688
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,104,100
			9,848,115
Automobiles - 0.0%
Ford Motor Co.:
7.45% 7/16/31		855,000	495,900
9.5% 9/15/11		225,000	164,250
General Motors Corp.:
7.125% 7/15/13 (a)		575,000	51,750
7.2% 1/15/11 (a)		655,000	45,850
8.25% 7/15/23 (a)		1,090,000	98,100
			855,850
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		455,000	419,738
7.5% 4/1/27		1,935,000	1,538,325
			1,958,063
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (e)		2,020,000	2,040,200
Carrols Corp. 9% 1/15/13		85,000	79,688
Chukchansi Economic Development Authority 8% 11/15/13 (e)		565,000	355,950
Host Marriott LP:
6.375% 3/15/15		250,000	215,000
7.125% 11/1/13		5,360,000	4,931,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,028,300
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)		5,930,000	2,312,700
McDonald's Corp.:
5.35% 3/1/18		2,339,000	2,426,425
6.3% 3/1/38		7,590,000	7,974,418
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		3,520,000	2,921,600
6.375% 7/15/09		1,415,000	1,393,775
7.125% 8/15/14		1,170,000	795,600
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	325,500
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,497,500
7.25% 6/15/16		3,705,000	2,732,438
7.5% 10/15/27		2,025,000	1,296,000
Scientific Games Corp.:
6.25% 12/15/12		2,185,000	2,042,975
7.875% 6/15/16 (e)		2,145,000	1,994,850
9.25% 6/15/19 (e)		1,845,000	1,812,713
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (e)(j)		3,010,000	2,076,900
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	765,450
7.25% 5/1/12		1,760,000	1,425,600
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (e)(j)		140,000	73,150
9.125% 2/1/15 (e)		1,100,000	588,500
Speedway Motorsports, Inc. 8.75% 6/1/16 (e)		1,855,000	1,859,638
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,098,000
7.875% 5/1/12		2,095,000	2,037,388
7.875% 10/15/14		2,635,000	2,470,313
Times Square Hotel Trust 8.528% 8/1/26 (e)		109,054	91,714
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	460,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,363,433
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		375,000	318,750
6.625% 12/1/14		4,310,000	3,577,300
			59,496,068
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,000,350
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,298,766
5.875% 1/15/36		13,274,000	9,806,154
KB Home:
5.875% 1/15/15		720,000	640,800
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.375% 8/15/11		$ 530,000	$ 508,800
Lennar Corp. 12.25% 6/1/17 (e)		2,145,000	2,230,800
Pulte Homes, Inc. 5.25% 1/15/14		645,000	544,251
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,785,438
			20,815,359
Media - 2.0%
AMC Entertainment, Inc.:
8% 3/1/14		285,000	259,350
8.75% 6/1/19 (e)(f)		2,740,000	2,657,800
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	1,971,212
6.875% 5/1/12		2,441,000	2,569,838
7.625% 4/15/31		500,000	455,320
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,895,000	1,925,699
Cablevision Systems Corp. 8% 4/15/12		3,070,000	2,993,250
Charter Communications Holdings I LLC:
9.92% 4/1/14 (a)		1,495,000	13,081
11.125% 1/15/14 (a)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (a)		5,490,000	631,350
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (a)		3,865,000	3,826,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(j)		3,865,000	3,729,725
10.375% 4/30/14 (e)(j)		2,220,000	2,103,450
10.875% 9/15/14 (e)		890,000	907,800
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	542,748
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,796,456
5.5% 3/15/11		382,000	399,578
5.7% 5/15/18		11,968,000	11,870,940
5.85% 1/15/10		61,000	62,304
6.45% 3/15/37		8,838,000	8,314,790
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,150,472
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,313,014
6.25% 6/1/18 (e)		1,055,000	1,015,057
6.45% 12/1/36 (e)		913,000	780,599
6.95% 6/1/38 (e)		452,000	401,997
CSC Holdings, Inc.:
6.75% 4/15/12		5,280,000	5,068,800
7.625% 4/1/11		1,550,000	1,546,125
8.5% 4/15/14 (e)		2,105,000	2,083,950
8.5% 6/15/15 (e)		2,340,000	2,304,900
8.625% 2/15/19 (e)		4,030,000	3,949,400
EchoStar Communications Corp.:
6.375% 10/1/11		6,425,000	6,232,250
7% 10/1/13		6,765,000	6,359,100
7.125% 2/1/16		1,345,000	1,230,675
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,116,775
7.25% 8/15/11		2,345,000	2,204,300
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	4,969,750
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	438,700
6.625% 8/15/15		1,030,000	875,500
9.75% 4/1/14 (e)		1,830,000	1,866,600
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,206,288
8.25% 2/1/30		245,000	164,150
Marquee Holdings, Inc. 9.5% 8/15/14 (c)		3,555,000	2,861,775
News America Holdings, Inc. 7.75% 12/1/45		170,000	134,355
News America, Inc.:
4.75% 3/15/10		244,000	246,586
5.3% 12/15/14		876,000	887,685
6.15% 3/1/37		2,970,000	2,354,533
6.2% 12/15/34		5,330,000	4,349,136
6.65% 11/15/37		15,817,000	13,387,256
6.9% 3/1/19 (e)		4,805,000	4,853,531
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(j)		257,683	63,988
7% 1/15/14		85,000	29,750
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		$ 639,181	$ 178,971
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)		6,040,000	3,865,600
10% 8/1/14		3,975,000	3,776,250
11.5% 5/1/16 (e)		2,225,000	2,119,313
11.625% 2/1/14 (e)		2,325,000	2,278,500
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,170,120
7.75% 3/15/16		2,485,000	2,199,225
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	98,175
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,490,460
5.85% 5/1/17		2,607,000	2,574,908
6.2% 7/1/13		2,324,000	2,427,534
6.75% 7/1/18		13,473,000	13,917,474
7.3% 7/1/38		7,850,000	7,961,706
8.75% 2/14/19		2,390,000	2,740,972
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,147,315
6.5% 11/15/36		7,565,000	6,146,714
6.625% 5/15/29		4,415,000	3,669,130
TL Acquisitions, Inc.:
0% 7/15/15 (b)(e)		1,110,000	743,700
10.5% 1/15/15 (e)		3,675,000	2,866,500
UPC Holding BV 9.875% 4/15/18 (e)		3,250,000	3,128,125
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,935,967
6.25% 4/30/16		5,600,000	5,352,816
6.75% 10/5/37		1,460,000	1,216,793
Videotron Ltd.:
9.125% 4/15/18 (e)		1,680,000	1,726,200
9.125% 4/15/18		1,630,000	1,674,825
Visant Holding Corp. 8.75% 12/1/13		450,000	435,375
			212,325,125
Multiline Retail - 0.0%
Dollar General Corp.:
10.625% 7/15/15		1,995,000	2,094,750
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar General Corp.: - continued
11.875% 7/15/17 pay-in-kind (j)		$ 765,000	$ 787,950
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,367,659
Macy's Retail Holdings, Inc. 7.875% 7/15/15		1,055,000	1,016,471
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,062,150
			6,328,980
Specialty Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		1,965,000	1,972,369
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,227,600
Sally Holdings LLC:
9.25% 11/15/14		3,215,000	3,239,113
10.5% 11/15/16		420,000	421,050
Staples, Inc. 9.75% 1/15/14		26,282,000	28,979,269
Toys 'R' US, Inc.:
7.375% 10/15/18		735,000	426,300
7.625% 8/1/11		4,470,000	3,374,850
			39,640,551
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (j)		2,020,000	1,636,200
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,646,500
9.75% 1/15/15		4,055,000	3,892,800
			7,175,500
TOTAL CONSUMER DISCRETIONARY			358,443,611
CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37		73,000	63,665
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (e)		13,000,000	13,148,824
7.75% 1/15/19 (e)		4,750,000	5,109,323
8.2% 1/15/39 (e)		8,100,000	8,638,075
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,923,388
7.25% 5/15/17		495,000	461,588
8.375% 12/15/14		2,835,000	2,835,000
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC:
5.2% 1/30/13		$ 1,037,000	$ 1,070,458
5.75% 10/23/17		10,009,000	10,190,763
FBG Finance Ltd. 5.125% 6/15/15 (e)		2,936,000	2,593,704
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,290,907
			58,325,695
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	212,500
7.5% 2/15/11		2,365,000	2,341,350
7.75% 6/15/26		600,000	510,000
8% 5/1/31		2,385,000	2,051,100
CVS Caremark Corp.:
1.5613% 6/1/10 (j)		2,296,000	2,271,206
6.036% 12/10/28 (e)		14,319,739	11,794,023
6.302% 6/1/37 (j)		13,351,000	9,078,680
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	313,425
7.5% 11/15/14		1,595,000	1,543,163
8% 5/1/16		4,285,000	4,199,300
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,961,249
			45,275,996
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (e)		9,457,000	8,934,472
6.625% 9/15/37 (e)		8,334,000	7,137,971
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,199,800
7% 6/1/16		2,740,000	2,568,750
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,045,361
5.65% 2/15/19		1,586,000	1,622,675
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,891,652
6.125% 2/1/18		5,261,000	5,368,456
6.75% 2/19/14		540,000	587,434
6.875% 2/1/38		11,635,000	11,772,456
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,595,000	$ 1,563,100
Tyson Foods, Inc. 10.5% 3/1/14 (e)		1,470,000	1,558,200
			57,250,327
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,869,528
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,721,375
			4,590,903
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	25,745,668
9.95% 11/10/38		7,025,000	7,845,183
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,806,050
5.65% 5/16/18		7,161,000	7,327,364
6.375% 5/16/38		12,110,000	12,181,413
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,758,296
7.25% 6/15/37		4,865,000	3,864,313
			69,528,287
TOTAL CONSUMER STAPLES			234,971,208
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,251,250
7.75% 5/15/17		1,955,000	1,700,850
DCP Midstream LLC 9.75% 3/15/19 (e)		6,755,000	7,048,343
Halliburton Co.:
6.15% 9/15/19		5,504,000	5,803,682
7.45% 9/15/39		7,500,000	8,162,100
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)		1,295,000	1,048,950
Hornbeck Offshore Services, Inc. 6.125% 12/1/14		290,000	254,475
Pride International, Inc. 8.5% 6/15/19		1,495,000	1,509,950
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,576,188
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,646,951
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.: - continued
5.15% 3/15/13		$ 2,277,000	$ 2,185,604
7% 3/15/38		5,880,000	4,946,709
9.625% 3/1/19		1,500,000	1,692,867
			40,827,919
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,225,470
6.45% 9/15/36		2,115,000	1,761,156
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,448,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	982,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	950,625
BW Group Ltd. 6.625% 6/28/17 (e)		2,957,000	2,232,535
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,603,343
5.7% 5/15/17		16,009,000	15,417,740
6.25% 3/15/38		3,050,000	2,793,800
6.75% 2/1/39		2,980,000	2,737,535
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)		4,122,000	4,132,387
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	2,857,700
6.875% 1/15/16		580,000	495,900
7.25% 12/15/18		1,600,000	1,344,000
7.5% 9/15/13		2,265,000	2,140,425
7.5% 6/15/14		1,790,000	1,655,750
7.625% 7/15/13		895,000	827,875
9.5% 2/15/15		7,770,000	7,614,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,218,090
4.75% 2/1/14		1,055,000	1,096,024
5.75% 2/1/19		2,930,000	3,012,840
6.5% 2/1/39		6,535,000	6,753,583
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,086,500
Devon Energy Corp. 5.625% 1/15/14		2,344,000	2,457,663
Drummond Co., Inc. 7.375% 2/15/16 (e)		3,700,000	2,719,500
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,019,608
6.75% 2/15/32		10,542,000	8,673,220
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (e)		$ 1,222,000	$ 1,012,390
6.45% 11/3/36 (e)		2,400,000	1,617,336
6.875% 2/1/11		2,313,000	2,339,454
7.875% 8/16/10		1,037,000	1,060,510
El Paso Corp.:
7% 6/15/17		2,748,000	2,573,889
8.25% 2/15/16		875,000	857,500
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,043,495
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	867,377
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)		3,100,000	3,030,250
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		1,694,000	1,789,672
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,558,123
6.5% 4/15/18		2,372,000	2,167,486
9.875% 3/1/19		2,929,000	3,287,310
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	2,977,482
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,951,706
5.6% 10/15/14		1,955,000	1,921,571
5.65% 4/1/13		697,000	692,387
EOG Resources, Inc. 5.625% 6/1/19		3,693,000	3,780,303
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	931,500
7.75% 5/1/14		1,005,000	934,650
8.5% 2/15/14 (e)		4,070,000	3,927,550
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,930,500
Gazstream SA 5.625% 7/22/13 (e)		1,098,405	1,054,469
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		3,863,000	3,726,528
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,850,000	1,706,625
9.125% 7/2/18 (e)		1,015,000	923,650
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		795,000	773,138
Lukoil International Finance BV 6.656% 6/7/22 (e)		1,222,000	928,720
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,287,825
Nakilat, Inc. 6.067% 12/31/33 (e)		4,384,000	3,304,045
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (e)		240,000	177,600
Newfield Exploration Co. 7.125% 5/15/18		2,830,000	2,550,679
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13		$ 3,845,000	$ 3,743,492
5.2% 3/10/15		909,000	817,653
5.875% 3/10/35		240,000	190,486
6.4% 5/15/37		3,645,000	3,114,179
NGPL PipeCo LLC 6.514% 12/15/12 (e)		8,163,000	8,159,180
OPTI Canada, Inc.:
7.875% 12/15/14		820,000	557,600
8.25% 12/15/14		2,160,000	1,479,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	355,000
8.75% 12/1/13		610,000	567,300
Pan American Energy LLC 7.75% 2/9/12 (e)		2,140,000	2,075,800
Peabody Energy Corp. 7.375% 11/1/16		55,000	52,250
Pemex Project Funding Master Trust:
2.62% 6/15/10 (e)(j)		1,245,000	1,232,550
6.625% 6/15/35		625,000	568,125
Petro-Canada:
6.05% 5/15/18		3,850,000	3,598,187
6.8% 5/15/38		18,950,000	17,262,124
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,377,338
9.125% 7/15/13		4,270,000	4,184,600
10.5% 8/1/14 (e)		3,025,000	3,077,938
Petroleos de Venezuela SA:
5.25% 4/12/17		15,715,000	6,836,025
5.375% 4/12/27		3,760,000	1,395,712
Petroleos Mexicanos 8% 5/3/19 (e)		657,000	718,101
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,123,500
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,524,100
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	5,704,184
6.65% 1/15/37		4,430,000	3,776,216
7.75% 10/15/12		2,358,000	2,364,739
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,316,813
7.75% 6/15/15		485,000	453,475
10% 3/1/16		3,215,000	3,190,888
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		$ 2,355,000	$ 2,178,375
7.375% 7/15/13		2,060,000	1,998,200
7.5% 5/15/16		2,250,000	2,160,000
8% 5/15/19		2,840,000	2,801,092
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (e)		2,987,000	3,143,788
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (e)		1,343,000	1,333,532
6.332% 9/30/27 (e)		1,840,000	1,647,462
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		2,720,000	2,734,430
SandRidge Energy, Inc.:
4.8325% 4/1/14 (j)		1,935,000	1,480,275
8.625% 4/1/15 pay-in-kind (j)		3,635,000	3,080,663
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,610,700
Source Gas LLC 5.9% 4/1/17 (e)		3,544,000	2,563,102
Southwestern Energy Co. 7.5% 2/1/18 (e)		2,315,000	2,199,250
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	13,950,552
Suncor Energy, Inc.:
6.1% 6/1/18		10,851,000	10,432,694
6.85% 6/1/39		10,460,000	9,400,454
Teekay Corp. 8.875% 7/15/11		2,115,000	2,088,563
Tennessee Gas Pipeline Co. 8% 2/1/16 (e)		520,000	520,000
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,049,412
6.65% 4/15/18		4,741,000	4,361,981
7.55% 4/15/38		9,095,000	7,800,909
Texas Eastern Transmission LP 6% 9/15/17 (e)		5,990,000	6,000,962
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,860,000	2,681,250
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)		2,371,000	1,564,860
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,285,477
Williams Companies, Inc. 8.75% 1/15/20 (e)		2,155,000	2,219,650
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,705,766
5.65% 4/1/16		1,200,000	1,199,687
5.9% 8/1/12		4,452,000	4,655,683
6.375% 6/15/38		13,285,000	12,213,272
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
6.75% 8/1/37		$ 10,380,000	$ 10,301,133
YPF SA 10% 11/2/28		1,475,000	1,135,750
			372,259,768
TOTAL ENERGY			413,087,687
FINANCIALS - 9.9%
Capital Markets - 2.4%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (j)		1,170,000	1,169,624
1.2406% 10/22/10 (j)		2,340,000	2,305,904
1.3919% 7/16/09 (j)		575,000	575,609
1.5538% 9/9/09 (j)		1,271,000	1,270,117
4.245% 1/7/10		1,217,000	1,221,971
4.5% 10/28/10		1,833,000	1,882,403
5.3% 10/30/15		1,170,000	1,103,523
5.85% 7/19/10		3,769,000	3,891,085
6.95% 8/10/12		10,980,000	11,872,806
BlackRock, Inc. 6.25% 9/15/17		14,822,000	14,508,040
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	5,901,093
5.45% 11/1/12		3,769,000	3,861,619
5.625% 1/15/17		3,200,000	2,915,507
5.95% 1/18/18		3,989,000	3,803,647
6% 5/1/14		9,300,000	9,455,598
6.15% 4/1/18		1,970,000	1,901,793
6.6% 1/15/12		1,711,000	1,807,716
6.75% 10/1/37		28,895,000	24,223,401
6.875% 1/15/11		273,000	287,970
7.5% 2/15/19		1,757,000	1,848,803
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)		2,399,000	2,145,824
6.5% 6/15/12		4,172,000	3,440,348
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,893,375
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,260,876
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,321,443
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15		$ 1,377,000	$ 1,201,521
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	15,911,596
6.15% 4/25/13		4,271,000	4,108,189
6.4% 8/28/17		2,720,000	2,465,397
6.875% 4/25/18		4,701,000	4,362,805
Morgan Stanley:
1.3994% 1/9/12 (j)		9,924,000	9,010,932
1.4494% 1/9/14 (j)		5,002,000	4,139,985
4.75% 4/1/14		2,429,000	2,222,435
5.05% 1/21/11		3,045,000	3,078,379
5.25% 11/2/12		244,000	244,345
5.45% 1/9/17		2,238,000	2,049,310
5.95% 12/28/17		5,050,000	4,744,223
6% 5/13/14		7,810,000	7,848,269
6.6% 4/1/12		5,719,000	5,956,859
6.625% 4/1/18		15,268,000	15,093,655
6.75% 4/15/11		836,000	870,642
7.3% 5/13/19		11,822,000	12,109,771
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,777,370
5.5% 8/15/13		2,560,000	2,672,228
Scotland International Finance No. 2 BV 7.7% 8/15/10 (e)		978,000	954,168
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,018,251
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	14,806,025
5.875% 12/20/17		15,572,000	14,134,284
			252,650,734
Commercial Banks - 1.6%
American Express Bank FSB:
5.5% 4/16/13		4,091,000	3,924,234
6% 9/13/17		10,621,000	9,484,564
ANZ National International Ltd. 6.2% 7/19/13 (e)		1,099,000	1,121,780
Bank of America NA:
5.3% 3/15/17		1,515,000	1,285,831
6% 10/15/36		690,000	522,330
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank One Corp.:
5.25% 1/30/13		$ 930,000	$ 933,023
7.875% 8/1/10		691,000	723,131
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	1,600,207
BB&T Corp. 6.5% 8/1/11		1,243,000	1,269,905
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,625,659
Credit Suisse First Boston 6% 2/15/18		16,107,000	14,969,314
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	9,521,834
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	5,645,894
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (e)(j)		5,724,147	4,836,904
Development Bank of Philippines 8.375% (j)		1,355,000	1,165,300
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		6,485,000	4,863,750
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,484,000	2,334,960
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,969,225
5.25% 2/10/14 (e)		565,000	547,234
5.5% 10/17/12		2,256,000	2,305,700
Fifth Third Bancorp:
4.5% 6/1/18		123,000	80,027
8.25% 3/1/38		2,099,000	1,610,815
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	4,302,170
HSBC Holdings PLC:
1.3659% 10/6/16 (j)		1,143,000	904,459
6.5% 9/15/37		8,400,000	7,617,901
HSBK (Europe) B.V. 9.25% 10/16/13 (e)		3,405,000	2,281,350
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,012,631
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,435,200
KeyBank NA:
5.8% 7/1/14		1,119,000	1,007,680
7% 2/1/11		1,124,000	1,103,565
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,876,670
Korea Development Bank:
4.625% 9/16/10		1,833,000	1,849,803
4.75% 7/20/09		937,000	935,968
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (e)(j)		$ 720,797	$ 551,441
National City Bank, Cleveland:
4.15% 8/1/09		1,907,000	1,904,734
4.5% 3/15/10		2,943,000	2,958,109
PNC Funding Corp.:
1.1794% 1/31/12 (j)		5,982,000	5,297,229
7.5% 11/1/09		2,026,000	2,064,326
Rabobank Capital Funding Trust II 5.26% (e)(j)		569,000	438,130
Santander Issuances SA Unipersonal:
1.6475% 6/20/16 (e)(j)		3,489,611	2,285,695
5.805% 6/20/16 (e)(j)		4,204,000	3,189,297
Sovereign Bank 2.7375% 8/1/13 (j)		985	740
Standard Chartered Bank 6.4% 9/26/17 (e)		15,618,000	13,300,617
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(j)		2,933,000	2,023,879
Union Planters Corp. 7.75% 3/1/11		600,000	575,368
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,535
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,335,000	1,281,600
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,246,210
6.6% 1/15/38		9,000,000	7,614,855
Wachovia Corp.:
1.23% 4/23/12 (j)		543,000	499,514
1.2613% 10/15/11 (j)		4,016,000	3,757,952
1.3113% 12/1/09 (j)		1,086,000	1,076,954
5.625% 10/15/16		3,399,000	2,900,272
5.75% 6/15/17		2,933,000	2,803,576
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,669,566
5.625% 12/11/17		10,423,000	9,920,236
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	593,490
			168,238,343
Consumer Finance - 1.4%
American Express Co. 8.15% 3/19/38		9,010,000	8,768,811
American Express Credit Corp. 5.875% 5/2/13		583,000	565,907
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,725,891
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
1.5725% 9/10/09 (j)		$ 3,277,000	$ 3,210,982
7.375% 5/23/14		7,440,000	7,665,759
Discover Financial Services:
1.8613% 6/11/10 (j)		4,022,000	3,782,317
6.45% 6/12/17		9,775,000	7,931,308
Ford Motor Credit Co. LLC:
7.25% 10/25/11		4,865,000	4,198,344
7.375% 10/28/09		1,155,000	1,131,900
8% 6/1/14		2,490,000	2,041,800
8% 12/15/16		1,415,000	1,136,304
12% 5/15/15		1,640,000	1,500,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,625,396
5.625% 5/1/18		25,000,000	23,876,300
5.875% 1/14/38		14,000,000	11,334,274
5.9% 5/13/14		10,290,000	10,368,677
6.375% 11/15/67 (j)		9,000,000	6,353,730
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,881,593
7% 5/15/12		468,000	477,978
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,309,665
5.25% 1/15/14		1,054,000	1,018,490
MBNA America Bank NA 7.125% 11/15/12 (e)		693,000	651,461
MBNA Corp. 7.5% 3/15/12		1,608,000	1,572,346
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)		4,245,000	4,066,128
ORIX Corp. 5.48% 11/22/11		385,000	339,168
SLM Corp.:
1.2319% 7/27/09 (j)		1,827,000	1,806,015
1.2519% 7/26/10 (j)		8,343,000	7,342,266
1.3219% 10/25/11 (j)		12,343,000	8,908,560
1.52% 3/15/11 (j)		112,000	87,851
4.5% 7/26/10		7,157,000	6,602,333
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)		391,916	395,835
			138,677,989
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.6%
Bank of America Corp.:
5.75% 12/1/17		$ 4,590,000	$ 4,099,710
7.4% 1/15/11		8,661,000	8,837,026
BTM Curacao Holding NV 1.6194% 12/19/16 (e)(j)		2,354,071	1,822,150
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,835,000	2,721,600
CIT Group, Inc. 1.3938% 6/8/09 (j)		1,172,000	1,168,861
Citigroup, Inc.:
0.9444% 5/18/11 (j)		2,811,000	2,566,657
5.3% 10/17/12		14,295,000	13,705,703
5.5% 4/11/13		13,549,000	12,994,507
6.125% 5/15/18		15,634,000	13,947,639
6.5% 1/18/11		1,307,000	1,319,971
6.5% 8/19/13		6,153,000	6,097,469
CME Group, Inc. 5.75% 2/15/14		506,000	533,637
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		8,874,000	9,220,947
6.375% 5/15/38		7,549,000	7,978,319
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)		3,410,000	2,762,100
9% 6/1/16 (e)		150,000	132,000
ILFC E-Capital Trust I 5.9% 12/21/65 (e)(j)		2,996,000	1,138,480
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,189,852
5.65% 6/1/14		10,520,000	7,890,421
6.375% 3/25/13		1,503,000	1,169,133
6.625% 11/15/13		2,721,000	2,075,611
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	13,409,118
4.891% 9/1/15 (j)		2,729,000	2,142,265
5.6% 6/1/11		2,139,000	2,254,284
5.75% 1/2/13		2,217,000	2,269,195
6.75% 2/1/11		376,000	394,518
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,426,000
7.125% 3/15/17		835,000	645,038
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)		280,000	289,813
NSG Holdings II, LLC 7.75% 12/15/25 (e)		6,440,000	5,184,200
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 1,800,000	$ 1,746,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		1,090,000	703,602
5.5% 1/15/14 (e)		695,000	470,259
5.7% 4/15/17 (e)		1,696,000	988,191
SIRENS B.V. Series 2007-2 Class A1, 2.9313% 4/13/10 (e)(j)		10,000,000	7,151,000
Sunwest Management, Inc. 8.385% 6/9/10 (a)(j)		325,000	195,000
TMK Capital SA 10% 7/29/11		3,500,000	2,703,750
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		3,238,000	2,813,207
Whirlpool Corp. 8.6% 5/1/14		2,140,000	2,162,804
ZFS Finance USA Trust I 6.15% 12/15/65 (e)(j)		2,323,000	1,521,565
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(j)		5,008,000	3,305,280
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(j)		2,501,000	1,537,890
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(j)		12,400,000	8,184,000
			165,868,772
Insurance - 1.0%
Allstate Corp.:
5.55% 5/9/35		7,505,000	5,829,524
6.2% 5/16/14		6,893,000	7,145,043
7.45% 5/16/19		6,826,000	7,130,535
American International Group, Inc. 8.175% 5/15/58 (e)(j)		7,875,000	1,819,991
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,629,609
6.75% 2/15/34		1,967,000	1,292,848
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	483,380
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)		1,491,000	1,128,329
Jackson National Life Global Funding 5.375% 5/8/13 (e)		753,000	715,310
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)		594,000	331,399
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)		8,000,000	8,413,960
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (e)(j)		6,350,000	5,651,500
MetLife, Inc.:
5% 6/15/15		1,163,000	1,074,789
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11		$ 990,000	$ 1,031,894
6.75% 6/1/16		7,610,000	7,743,921
7.717% 2/15/19		10,958,000	11,645,538
Metropolitan Life Global Funding I:
4.625% 8/19/10 (e)		3,299,000	3,332,904
5.125% 4/10/13 (e)		559,000	551,835
Monumental Global Funding II 5.65% 7/14/11 (e)		1,652,000	1,596,149
Monumental Global Funding III 5.5% 4/22/13 (e)		2,202,000	2,076,288
Pacific Life Global Funding 5.15% 4/15/13 (e)		11,281,000	10,627,458
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,038,059
5.4% 6/13/35		452,000	337,481
5.5% 3/15/16		425,000	403,333
5.7% 12/14/36		384,000	312,287
8.875% 6/15/68 (j)		2,972,000	2,347,880
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(j)		3,342,000	1,897,775
Symetra Financial Corp. 6.125% 4/1/16 (e)		5,181,000	3,894,459
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,066,703
6.5% 5/15/38		3,390,000	3,385,451
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,306,149
			101,241,781
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,306,708
Arden Realty LP 5.2% 9/1/11		1,339,000	1,374,398
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	338,413
5.5% 1/15/12		3,337,000	3,304,651
6.625% 9/15/11		818,000	839,028
Brandywine Operating Partnership LP:
4.5% 11/1/09		3,087,000	3,037,395
5.625% 12/15/10		4,079,000	3,720,015
5.7% 5/1/17		4,746,000	3,114,729
5.75% 4/1/12		2,463,000	2,038,433
BRE Properties, Inc. 5.75% 9/1/09		611,000	612,659
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,434
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13		$ 656,000	$ 599,755
5.875% 11/30/12		2,958,000	2,822,024
CPG Partners LP 6% 1/15/13		1,017,000	1,001,855
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,672,661
5% 5/3/10		2,241,000	2,016,147
5.25% 4/15/11		2,432,000	1,997,110
5.375% 10/15/12		1,286,000	897,318
Duke Realty LP:
4.625% 5/15/13		627,000	505,390
5.25% 1/15/10		453,000	449,808
5.4% 8/15/14		5,247,000	4,121,980
5.625% 8/15/11		2,957,000	2,768,737
5.875% 8/15/12		1,009,000	903,123
5.95% 2/15/17		699,000	512,605
6.25% 5/15/13		14,190,000	12,236,991
6.5% 1/15/18		3,795,000	2,812,270
Equity One, Inc.:
6% 9/15/17		854,000	633,324
6.25% 1/15/17		494,000	378,590
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	360,314
6% 7/15/12		2,933,000	2,656,585
6.2% 1/15/17		620,000	504,356
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	57,988
HMB Capital Trust V 4.92% 12/15/36 (a)(e)(j)		270,000	27
Hospitality Properties Trust:
5.625% 3/15/17		1,200,000	881,059
6.7% 1/15/18		5,000,000	3,842,760
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	755,675
9% 5/15/17 (e)		2,135,000	2,017,575
HRPT Properties Trust:
5.75% 11/1/15		890,000	706,908
6.25% 6/15/17		1,232,000	930,160
6.65% 1/15/18		618,000	493,690
Liberty Property LP:
5.125% 3/2/15		848,000	686,582
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP: - continued
5.5% 12/15/16		$ 1,487,000	$ 1,147,913
6.625% 10/1/17		3,785,000	3,026,679
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	787,598
7.75% 2/15/11		976,000	946,270
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,382,000
7% 1/15/16		1,960,000	1,764,000
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,603,831
Rouse Co.:
5.375% 11/26/13 (a)		145,000	90,263
7.2% 9/15/12 (a)		10,000	6,275
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (a)(e)		495,000	308,138
Senior Housing Properties Trust 8.625% 1/15/12		250,000	243,750
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,088,657
4.875% 8/15/10		675,000	674,326
5% 3/1/12		363,000	351,863
5.375% 6/1/11		621,000	613,208
5.6% 9/1/11		2,718,000	2,693,867
5.75% 5/1/12		1,267,000	1,234,256
7.75% 1/20/11		821,000	843,851
Tanger Properties LP 6.15% 11/15/15		24,000	19,518
UDR, Inc. 5.5% 4/1/14		2,755,000	2,496,674
Ventas Realty LP:
6.5% 6/1/16		105,000	95,813
6.5% 6/1/16		450,000	410,625
6.625% 10/15/14		2,515,000	2,357,813
6.75% 4/1/17		1,285,000	1,172,563
Washington (REIT) 5.95% 6/15/11		3,637,000	3,434,965
			107,193,946
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		9,860,000	8,430,300
8.125% 6/1/12		3,265,000	2,954,825
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.25% 9/15/14		$ 1,310,000	$ 1,191,108
5.375% 8/1/16		2,681,000	2,391,819
5.5% 10/1/12		3,655,000	3,579,210
5.75% 6/15/17		9,733,000	8,674,020
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	55,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,234,064
6.3% 6/1/13		2,397,000	2,155,598
Regency Centers LP:
4.95% 4/15/14		611,000	491,712
5.25% 8/1/15		2,133,000	1,690,511
5.875% 6/15/17		1,056,000	802,560
			33,650,727
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,344,189
5.65% 5/1/18		13,300,000	11,901,971
7.375% 5/15/14		13,211,000	13,903,468
7.625% 6/1/19		12,000,000	12,137,304
Countrywide Financial Corp.:
4.5% 6/15/10		479,000	473,838
5.8% 6/7/12		2,916,000	2,925,970
Countrywide Home Loans, Inc. 4.125% 9/15/09		3,848,000	3,829,279
Independence Community Bank Corp.:
3.0275% 4/1/14 (j)		4,218,000	3,010,728
4.9% 9/23/10		1,696,000	1,658,624
World Savings Bank FSB 4.125% 12/15/09		519,000	524,447
Wrightwood Capital LLC 10.5% 6/1/14 (e)		100,000	75,000
			57,784,818
TOTAL FINANCIALS			1,025,307,110
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		2,956,000	3,068,624
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		$ 4,825,000	$ 4,921,500
10.375% 10/15/17 pay-in-kind (j)		3,155,000	2,981,475
11.625% 10/15/17		5,185,000	5,094,263
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,678,400
			15,675,638
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 8.875% 7/15/15		8,900,000	8,766,500
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,327,755
6.3% 8/15/14		3,618,000	3,049,536
DASA Finance Corp. 8.75% 5/29/18 (e)		550,000	550,000
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,544,850
7.875% 2/1/11		325,000	316,875
8.5% 4/15/19 (e)		3,030,000	2,946,675
8.75% 9/1/10		1,045,000	1,035,909
9.125% 11/15/14		2,070,000	2,033,775
9.25% 11/15/16		4,905,000	4,825,294
9.625% 11/15/16 pay-in-kind (j)		11,255,000	10,776,663
9.875% 2/15/17 (e)		540,000	541,350
HealthSouth Corp. 10.75% 6/15/16		5,770,000	5,885,400
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	886,500
7.75% 7/15/15 (e)		775,000	693,625
Rural/Metro Corp. 0% 3/15/16 (b)		995,000	562,175
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,920
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,850
Viant Holdings, Inc. 10.125% 7/15/17 (e)		71,000	53,605
			46,872,257
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	6,426,275
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,757,741
6.45% 9/15/37		2,600,000	2,922,834
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,042,882
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14		$ 2,930,000	$ 2,999,731
Roche Holdings, Inc. 5% 3/1/14 (e)		5,943,000	6,197,105
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	973,528
			19,893,821
TOTAL HEALTH CARE			91,936,615
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)		2,640,000	2,656,801
6.4% 12/15/11 (e)		818,000	861,329
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,272,725
Bombardier, Inc.:
6.3% 5/1/14 (e)		340,000	297,500
6.75% 5/1/12 (e)		2,140,000	1,968,800
7.45% 5/1/34 (e)		365,000	277,400
8% 11/15/14 (e)		915,000	844,088
DigitalGlobe, Inc. 10.5% 5/1/14 (e)		1,315,000	1,341,300
			10,519,943
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,712,000
6.977% 11/23/22		1,189,103	713,462
6.978% 10/1/12		395,515	375,739
7.024% 4/15/11		2,830,000	2,787,550
7.858% 4/1/13		5,433,000	4,971,195
8.608% 10/1/12		960,000	739,200
AMR Corp. 9% 8/1/12		485,000	283,725
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	294,160
7.73% 9/15/12		18,833	15,067
7.875% 7/2/18		1,534,241	859,175
9.558% 9/1/19		241,478	135,228
9.798% 4/1/21		770,690	416,173
6.648% 3/15/19		3,081,540	2,465,232
6.82% 5/1/18		221,731	170,733
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.9% 7/2/19		$ 869,017	$ 712,594
7.056% 3/15/11		1,759,000	1,732,615
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		377,545	302,036
7.57% 11/18/10		11,016,000	10,520,280
8.021% 8/10/22		960,115	614,473
8.954% 8/10/14		1,490,217	953,739
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	679,528
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,268,572	1,678,743
8.36% 7/20/20		1,544,452	1,235,561
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24		566,067	418,889
Class B, 7.336% 7/2/19		889,635	462,610
6.071% 9/1/14		48,780	48,293
6.201% 3/1/10		31,134	30,822
6.602% 9/1/13		88,349	86,582
7.032% 4/1/12		310,921	303,148
7.186% 10/1/12		773,330	753,997
			37,472,549
Building Products - 0.0%
Masco Corp. 1.6313% 3/12/10 (j)		3,759,949	3,599,151
Owens Corning 6.5% 12/1/16		1,835,000	1,596,562
			5,195,713
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		2,285,000	2,205,025
7.125% 5/15/16		2,040,000	1,994,100
7.25% 3/15/15		800,000	800,000
ARAMARK Corp.:
4.5275% 2/1/15 (j)		4,985,000	4,012,925
8.5% 2/1/15		2,775,000	2,636,250
Corrections Corp. of America:
6.25% 3/15/13		1,280,000	1,212,800
7.75% 6/1/17 (f)		1,415,000	1,386,700
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 3,100,000	$ 2,867,500
7.75% 1/15/15		2,545,000	2,455,925
8.625% 4/1/13		1,015,000	1,015,000
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	204,750
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,173,600
US Investigations Services, Inc.:
10.5% 11/1/15 (e)		1,250,000	1,018,750
11.75% 5/1/16 (e)		950,000	712,500
			24,695,825
Construction & Engineering - 0.0%
Odebrecht Overseas Ltd. 9.625%		230,000	202,400
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		1,025,000	922,500
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,494,200
			5,416,700
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,604,171
5.45% 10/15/12		618,000	657,855
6% 10/15/17		2,929,000	3,090,795
6.55% 10/15/37		3,620,000	3,732,727
General Electric Co. 5.25% 12/6/17		17,730,000	17,561,405
Sequa Corp.:
11.75% 12/1/15 (e)		1,415,000	608,450
13.5% 12/1/15 pay-in-kind (e)		778,815	246,300
			28,501,703
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (e)		611,000	582,045
Case Corp. 7.25% 1/15/16		1,705,000	1,525,975
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		425,000	352,750
9.5% 8/1/14 (e)		652,000	528,120
11.75% 8/1/16		705,000	444,150
Terex Corp. 8% 11/15/17		3,275,000	2,800,125
			6,233,165
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		$ 2,835,000	$ 2,168,775
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	749,700
			2,812,600
Road & Rail - 0.1%
Hertz Corp.:
8.875% 1/1/14		4,055,000	3,669,775
10.5% 1/1/16		1,490,000	1,296,300
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,048,500
			7,014,575
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		2,515,000	1,886,250
TOTAL INDUSTRIALS			132,120,198
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19		3,513,000	3,534,282
5.9% 2/15/39		562,000	544,365
L-3 Communications Corp.:
6.125% 7/15/13		1,430,000	1,329,900
7.625% 6/15/12		1,135,000	1,132,163
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	1,539,000
6.5% 1/15/28		1,940,000	1,096,100
Nokia Corp.:
5.375% 5/15/19		7,297,000	7,243,900
6.625% 5/15/39		6,000,000	5,956,950
			22,376,660
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,329,400
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology HDD Holdings: - continued
6.8% 10/1/16		$ 3,015,000	$ 2,170,800
Seagate Technology International 10% 5/1/14 (e)		655,000	655,000
			4,155,200
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
6.25% 11/15/14		240,000	210,000
6.5% 5/15/13		2,510,000	2,309,200
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	2,183,000
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,431,825
Series B, 10.25% 11/1/15		5,090,000	3,003,100
11.25% 11/1/16 pay-in-kind		3,953,031	1,546,184
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,643,648
6% 10/1/12		3,877,000	3,789,492
6.55% 10/1/17		2,360,000	2,093,155
7.125% 10/1/37		1,895,000	1,358,507
			21,568,111
IT Services - 0.0%
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,108,600
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	2,075,750
10.25% 8/15/15		990,000	900,900
			4,085,250
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		5,800,000	4,495,000
Xerox Corp.:
5.5% 5/15/12		1,602,000	1,574,952
7.625% 6/15/13		2,315,000	2,302,830
8.25% 5/15/14		2,978,000	3,022,548
			11,395,330
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	752,550
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	980,475
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.:
1.57% 6/15/10 (j)		$ 3,100,704	$ 2,766,045
6.15% 6/15/12		1,484,000	1,424,598
			5,923,668
TOTAL INFORMATION TECHNOLOGY			69,504,219
MATERIALS - 2.1%
Chemicals - 0.5%
Airgas, Inc. 7.125% 10/1/18 (e)		515,000	494,400
Ashland, Inc. 9.125% 6/1/17 (e)		1,095,000	1,105,950
Berry Plastics Corp. 5.8813% 2/15/15 (j)		1,975,000	1,678,750
Chemtura Corp. 6.875% 6/1/16 (a)		595,000	416,500
Dow Chemical Co.:
7.6% 5/15/14		15,028,000	15,211,402
8.55% 5/15/19		10,360,000	10,358,985
E.I. du Pont de Nemours & Co. 5% 1/15/13		472,000	497,387
Huntsman LLC 11.5% 7/15/12		590,000	560,500
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)		2,130,000	2,076,750
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	384,000
Lubrizol Corp. 8.875% 2/1/19		928,000	1,023,152
MacDermid, Inc. 9.5% 4/15/17 (e)		245,000	156,800
Momentive Performance Materials, Inc. 9.75% 12/1/14		3,930,000	1,459,209
Nalco Co.:
7.75% 11/15/11		1,375,000	1,381,875
8.25% 5/15/17 (e)		2,595,000	2,569,050
8.875% 11/15/13		1,270,000	1,273,175
NOVA Chemicals Corp.:
4.5375% 11/15/13 (j)		2,225,000	1,718,813
6.5% 1/15/12		3,800,000	3,439,000
Pliant Corp. 11.35% 6/15/09 (c)		60,320	7,238
Westlake Chemical Corp. 6.625% 1/15/16		2,940,000	2,469,600
			48,282,536
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,539,799
Containers & Packaging - 0.3%
BWAY Corp. 10% 4/15/14 (e)		1,600,000	1,584,000
Cascades, Inc. 7.25% 2/15/13		740,000	638,250
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (e)		$ 1,320,000	$ 1,287,000
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	682,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	293,125
Graphic Packaging International, Inc. 8.5% 8/15/11		3,490,000	3,420,200
Greif, Inc. 6.75% 2/1/17		4,050,000	3,726,000
Owens-Brockway Glass Container, Inc.:
7.375% 5/15/16 (e)		2,130,000	2,058,219
8.25% 5/15/13		1,840,000	1,835,400
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	925,900
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,721,455
6.4% 1/15/18		1,749,000	1,533,705
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,242,688
9.25% 3/15/16 (e)		505,000	511,313
Silgan Holdings, Inc. 7.25% 8/15/16 (e)		2,135,000	2,065,613
Temple-Inland, Inc. 6.625% 1/15/16		530,000	458,450
Vitro SAB de CV 8.625% 2/1/12 (a)		4,950,000	1,633,500
			30,272,318
Metals & Mining - 1.1%
Anglo American Capital PLC:
9.375% 4/8/14 (e)		5,953,000	6,293,035
9.375% 4/8/19 (e)		8,140,000	8,653,471
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,077,258
5.5% 4/1/14		9,113,000	9,726,022
6.5% 4/1/19		9,113,000	9,925,287
Compass Minerals International, Inc. 8% 6/1/19 (e)(f)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)		2,002,000	2,150,248
Evraz Group SA 8.875% 4/24/13 (e)		3,760,000	2,998,600
FMG Finance Property Ltd.:
5.2613% 9/1/11 (e)(j)		1,955,000	1,798,600
10% 9/1/13 (e)		6,605,000	5,878,450
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10.625% 9/1/16 (e)		$ 1,249,000	$ 1,111,610
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (j)		150,000	135,375
8.25% 4/1/15		7,785,000	7,746,075
8.375% 4/1/17		5,545,000	5,392,513
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,187,857
6.5% 7/15/18		9,474,000	9,328,280
7.125% 7/15/28		8,900,000	8,005,221
8.95% 5/1/14		7,108,000	7,639,039
Steel Dynamics, Inc.:
6.75% 4/1/15		4,335,000	3,598,050
7.375% 11/1/12		1,830,000	1,674,450
Teck Resources Ltd.:
9.75% 5/15/14 (e)		2,420,000	2,407,900
10.25% 5/15/16 (e)		1,420,000	1,436,046
10.75% 5/15/19 (e)		1,420,000	1,460,896
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,477,654
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,061,887
Vedanta Resources PLC 6.625% 2/22/10 (e)		2,000,000	1,990,000
			114,714,474
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (a)(e)		1,210,000	1,052,700
Catalyst Paper Corp. 8.625% 6/15/11		1,685,000	981,513
Domtar Corp.:
5.375% 12/1/13		2,260,000	1,808,000
7.125% 8/15/15		2,910,000	2,386,200
Georgia-Pacific Corp.:
7% 1/15/15 (e)		6,505,000	6,130,963
8.125% 5/15/11		3,130,000	3,130,000
8.875% 5/15/31		1,235,000	1,049,750
Georgia-Pacific LLC 8.25% 5/1/16 (e)		1,730,000	1,714,863
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co. 7.4% 6/15/14		$ 4,769,000	$ 4,697,370
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)(f)		955,000	888,150
			23,839,509
TOTAL MATERIALS			218,648,636
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.1%
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,879,403
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,018,509
6.3% 1/15/38		40,171,000	37,735,432
6.7% 11/15/13		1,173,000	1,289,471
6.8% 5/15/36		11,484,000	11,438,409
Axtel SAB de CV 11% 12/15/13		220,000	204,600
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,115,544
British Telecommunications PLC 8.625% 12/15/10		2,717,000	2,883,481
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	3,943,300
Citizens Communications Co.:
6.25% 1/15/13		960,000	897,600
9% 8/15/31		2,260,000	1,906,875
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,509,200
6.75% 8/20/18		3,629,000	3,867,462
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,183,263
Global Village Telecom Finance LLC 12% 6/30/11 (e)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (c)(e)		1,620,000	1,188,900
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,960,000
7.625% 4/15/12		6,930,000	6,167,700
11.25% 6/15/16		1,975,000	2,034,250
Level 3 Financing, Inc.:
5.485% 2/15/15 (j)		210,000	130,200
8.75% 2/15/17		880,000	619,300
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,479,250
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	340,400
7.5% 2/15/14		1,310,000	1,205,200
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
4.57% 6/15/13 (j)		$ 1,870,000	$ 1,678,325
6.5% 6/1/17		1,925,000	1,708,438
7.5% 10/1/14		2,720,000	2,584,000
7.625% 6/15/15		2,670,000	2,556,525
8.375% 5/1/16 (e)		3,610,000	3,537,800
8.875% 3/15/12		4,280,000	4,312,100
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,247,186
5.875% 2/1/12		2,733,000	2,894,416
5.875% 8/15/12		978,000	1,043,771
6.15% 9/15/34		350,000	309,957
6.45% 6/15/34		370,000	340,729
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,235,000	1,167,075
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,208,000
7.625% 1/30/11		3,030,000	2,992,125
8.375% 3/15/12		1,510,000	1,487,350
8.75% 3/15/32		165,000	130,350
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,899,208
4.95% 9/30/14		3,208,000	3,045,194
5.25% 10/1/15		1,177,000	1,077,692
6.999% 6/4/18		1,793,000	1,750,124
7.2% 7/18/36		10,636,000	9,450,671
Telefonica Emisiones SAU:
1.3463% 2/4/13 (j)		2,403,000	2,264,522
6.421% 6/20/16		1,162,000	1,229,552
7.045% 6/20/36		4,999,000	5,423,115
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,307,434
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,804,488
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,078,000
7.5% 6/15/23		3,760,000	2,857,600
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,242,220
6.25% 4/1/37		2,348,000	2,206,251
6.4% 2/15/38		7,621,000	7,347,177
6.9% 4/15/38		6,295,000	6,403,904
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
7.25% 12/1/10		$ 2,741,000	$ 2,933,618
7.75% 12/1/30		5,296,000	5,776,453
Verizon New England, Inc. 6.5% 9/15/11		891,000	953,505
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,787,560
Virgin Media Finance PLC 9.5% 8/15/16		1,660,000	1,586,528
			220,879,966
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,750,879
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)		2,295,000	2,249,100
Cricket Communications, Inc.:
7.75% 5/15/16 (e)(f)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,278,550
10% 7/15/15 (e)		2,130,000	2,151,300
Crown Castle International Corp. 9% 1/15/15		2,315,000	2,326,575
Digicel Group Ltd.:
8.875% 1/15/15 (e)		10,810,000	8,810,150
9.125% 1/15/15 pay-in-kind (e)(j)		2,575,000	2,060,000
9.25% 9/1/12 (e)		4,765,000	4,550,575
12% 4/1/14 (e)		2,100,000	2,016,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,725,000	1,569,750
7.625% 5/15/16		650,000	624,845
8.375% 3/15/13		3,395,000	3,420,463
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)		5,450,000	5,490,875
11.5% 6/15/16 (e)		6,575,000	6,443,500
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)		7,125,000	6,982,500
8.875% 1/15/15 (e)		550,000	540,375
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,075,225
9.25% 11/1/14 (e)		1,560,000	1,560,000
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,086,300
Mobile Telesystems Finance SA 8% 1/28/12 (e)		4,853,000	4,683,145
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	2,990,150
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13		$ 9,105,000	$ 7,579,913
7.375% 8/1/15		1,365,000	1,081,763
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)		3,800,000	2,964,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,079,000
Sprint Nextel Corp. 6% 12/1/16		6,370,000	5,175,625
Telecom Personal SA 9.25% 12/22/10 (e)		3,395,000	3,361,050
Verizon Wireless Capital LLC:
5.55% 2/1/14 (e)		2,374,000	2,510,505
8.5% 11/15/18 (e)		3,519,000	4,269,356
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		3,950,000	3,599,438
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,407,046
5.5% 6/15/11		2,760,000	2,924,090
7.75% 2/15/10		1,848,000	1,915,027
			110,344,920
TOTAL TELECOMMUNICATION SERVICES			331,224,886
UTILITIES - 3.1%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17		2,987,000	2,993,034
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,165,605
8.875% 11/15/18		930,000	1,072,216
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,793,385
5.8% 3/15/18		10,485,000	10,330,451
6.15% 9/15/17		5,140,000	5,216,946
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,802,250
6.05% 4/15/38		4,552,000	4,657,242
7% 11/15/18		626,000	718,492
Edison Mission Energy:
7% 5/15/17		1,190,000	862,750
7.2% 5/15/19		4,075,000	2,791,375
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy: - continued
7.625% 5/15/27		$ 2,215,000	$ 1,362,225
EDP Finance BV:
5.375% 11/2/12 (e)		1,993,000	2,037,723
6% 2/2/18 (e)		9,619,000	9,511,450
Enel Finance International SA:
5.7% 1/15/13 (e)		834,000	859,214
6.25% 9/15/17 (e)		2,667,000	2,680,868
6.8% 9/15/37 (e)		16,141,000	15,501,816
Exelon Corp.:
4.9% 6/15/15		6,607,000	5,928,329
6.75% 5/1/11		665,000	692,902
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,064,372
FPL Group Capital, Inc. 7.875% 12/15/15		1,547,000	1,776,756
Illinois Power Co. 6.125% 11/15/17		3,112,000	2,994,522
Intergen NV 9% 6/30/17 (e)		6,405,000	6,116,775
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)		4,440,000	4,262,400
Jersey Central Power & Light Co. 7.35% 2/1/19		1,763,000	1,853,941
Majapahit Holding BV 7.75% 10/17/16		840,000	751,800
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,060,000
8.5% 10/1/21		3,570,000	2,963,100
9.125% 5/1/31		2,785,000	2,151,413
National Power Corp. 6.875% 11/2/16 (e)		1,690,000	1,681,550
Nevada Power Co.:
6.5% 5/15/18		790,000	778,569
6.5% 8/1/18		1,570,000	1,546,786
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,807,004
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,687,365
Orion Power Holdings, Inc. 12% 5/1/10		70,000	72,275
PacifiCorp 6% 1/15/39		1,205,000	1,224,738
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	722,805
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,230,282
6.45% 8/15/12		3,730,000	3,853,814
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		8,250,000	5,692,500
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,622,955
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,561,143
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,784,763
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Virginia Electric & Power Co. 5.4% 4/30/18		$ 12,750,000	$ 13,050,722
West Penn Power Co. 5.95% 12/15/17 (e)		314,000	280,674
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,181,533
			155,752,830
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,092,000
8.75% 2/15/12		1,325,000	1,262,063
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	918,750
6.875% 11/4/11 (Reg. S)		3,550,000	3,230,500
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	411,340
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,226,192
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		2,855,000	1,969,950
			12,110,795
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,130,000
7.75% 10/15/15		3,210,000	2,985,300
8% 10/15/17		1,615,000	1,505,988
9.75% 4/15/16 (e)		1,475,000	1,482,375
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,348,751
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,537,135
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,005,775
Energy Future Holdings:
10.875% 11/1/17		4,420,000	3,182,400
12% 11/1/17 pay-in-kind (j)		7,190,300	3,741,353
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,468,859
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,925,000
NRG Energy, Inc.:
7.25% 2/1/14		6,510,000	6,249,600
7.375% 2/1/16		3,120,000	2,964,000
7.375% 1/15/17		4,070,000	3,825,800
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	6,639,127
RRI Energy, Inc.:
6.75% 12/15/14		2,395,000	2,305,188
7.625% 6/15/14		5,495,000	4,766,913
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
RRI Energy, Inc.: - continued
7.875% 6/15/17		$ 745,000	$ 625,800
Tenaska Alabama Partners LP 7% 6/30/21 (e)		438,262	370,331
			67,059,695
Multi-Utilities - 0.9%
Aquila, Inc. 11.875% 7/1/12 (j)		155,000	158,875
CenterPoint Energy, Inc. 5.95% 2/1/17		1,788,000	1,510,962
CMS Energy Corp.:
6.3% 2/1/12		1,865,000	1,753,100
6.55% 7/17/17		5,620,000	4,841,523
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,034,315
6.3% 9/30/66 (j)		3,991,000	2,404,578
7.5% 6/30/66 (j)		14,890,000	10,311,325
DTE Energy Co.:
7.05% 6/1/11		984,000	1,023,107
7.625% 5/15/14		3,093,000	3,194,908
KeySpan Corp. 7.625% 11/15/10		494,000	521,596
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	5,028,050
5.875% 10/1/12		2,921,000	3,050,254
6.5% 9/15/37		17,430,000	16,919,301
National Grid PLC 6.3% 8/1/16		1,477,000	1,492,333
NiSource Finance Corp.:
5.25% 9/15/17		2,268,000	1,884,071
5.4% 7/15/14		1,347,000	1,195,150
5.45% 9/15/20		2,539,000	2,004,053
6.4% 3/15/18		1,547,000	1,351,068
6.8% 1/15/19		10,000,000	8,959,560
7.875% 11/15/10		1,022,000	1,040,026
10.75% 3/15/16		9,909,000	10,796,559
Corporate Bonds - continued
		Principal Amount (o)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		$ 6,172,000	$ 4,443,840
WPS Resources Corp. 6.11% 12/1/66 (j)		882,000	538,020
			88,456,574
TOTAL UTILITIES			323,379,894
TOTAL NONCONVERTIBLE BONDS			3,198,624,064
TOTAL CORPORATE BONDS (Cost $3,284,426,757)			3,208,642,472
U.S. Government and Government Agency Obligations - 10.4%

U.S. Government Agency Obligations - 1.1%
Fannie Mae:
4.375% 7/17/13 (g)		8,745,000	9,368,562
4.75% 11/19/12		24,650,000	26,923,568
5% 2/16/12		8,000,000	8,727,272
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	16,325,594
Freddie Mac 5.25% 7/18/11 (d)		50,000,000	54,241,000
Tennessee Valley Authority 5.375% 4/1/56		385,000	368,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			115,954,395
U.S. Treasury Inflation Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		82,845,216	82,728,308
2% 1/15/14 (g)		324,826,087	334,722,462
2% 7/15/14		73,343,400	75,738,169
2.625% 7/15/17		137,874,001	148,355,773
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			641,544,712
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
4.5% 5/15/38		20,000,000	20,531,240
stripped principal 0% 2/15/29		5,156,000	2,114,032
U.S. Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.875% 3/31/11		$ 21,090,000	$ 21,109,782
1.25% 11/30/10		21,871,000	22,057,341
1.75% 3/31/14		125,000,000	121,914,000
1.875% 4/30/14 (d)		50,000,000	48,953,000
4.125% 8/31/12		35,285,000	38,223,570
4.5% 9/30/11 (g)		41,855,000	45,138,022
TOTAL U.S. TREASURY OBLIGATIONS			320,040,987
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,047,381,612)			1,077,540,094
U.S. Government Agency - Mortgage Securities - 13.8%

Fannie Mae - 13.0%
3.998% 10/1/33 (j)		1,330,685	1,346,621
4.414% 3/1/37 (j)		2,184,907	2,248,106
4.5% 4/1/20		1,999,795	2,072,247
4.863% 5/1/35 (j)		2,332,110	2,381,685
5% 8/1/18 to 9/1/38 (f)		91,685,012	94,437,151
5% 6/1/39 (f)		21,000,000	21,501,029
5% 6/11/39 (f)		34,000,000	34,811,189
5% 6/11/39 (f)		6,000,000	6,143,151
5% 6/11/39 (f)		7,000,000	7,167,010
5% 6/11/39 (f)		13,000,000	13,310,161
5% 6/11/39 (f)		73,000,000	74,741,671
5.295% 12/1/35 (j)		1,094,900	1,140,565
5.308% 2/1/36 (j)		1,872,767	1,947,552
5.5% 10/1/17 to 7/1/38		576,034,436	599,549,191
5.5% 6/11/39 (f)		18,250,000	18,865,288
5.593% 7/1/37 (j)		1,160,484	1,208,354
6% 6/1/22 to 3/1/38		271,054,318	285,857,963
6% 6/11/39 (f)		59,000,000	61,772,003
6% 6/11/39 (f)		13,500,000	14,134,272
6.01% 4/1/36 (j)		918,219	958,391
6.248% 6/1/36 (j)		375,264	386,923
6.326% 4/1/36 (j)		968,426	1,011,802
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (o)	Value
Fannie Mae - continued
6.5% 12/1/34 to 8/1/37		$ 27,773,291	$ 29,778,236
6.5% 6/11/39 (f)		68,000,000	72,486,545
TOTAL FANNIE MAE			1,349,257,106
Freddie Mac - 0.8%
4.482% 4/1/35 (j)		8,158,640	8,367,905
4.702% 11/1/35 (j)		8,905,590	9,212,263
5% 4/1/38		4,571,272	4,692,121
5.5% 11/1/17		3,245,569	3,423,536
5.692% 10/1/35 (j)		657,348	690,831
5.921% 6/1/36 (j)		2,066,448	2,152,309
6% 11/1/33 to 2/1/38		46,522,011	48,785,187
6.115% 6/1/36 (j)		1,013,320	1,059,412
TOTAL FREDDIE MAC			78,383,564
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,398,968,146)			1,427,640,670
Asset-Backed Securities - 2.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6588% 1/25/35 (j)		101,177	37,198
Series 2005-1 Class M1, 0.7788% 4/25/35 (j)		1,821,633	890,339
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0588% 7/25/36 (j)		834,000	1,962
Class M8, 1.1588% 7/25/36 (j)		413,000	641
Class M9, 2.0088% 7/25/36 (j)		6,216	8
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9338% 6/25/33 (j)		116,890	75,982
Series 2004-HE1 Class M1, 0.8088% 2/25/34 (j)		246,211	218,495
Series 2004-OP1 Class M1, 0.8288% 4/25/34 (j)		621,729	317,082
Series 2005-HE2 Class M2, 0.7588% 4/25/35 (j)		262,278	220,989
Series 2005-SD1 Class A1, 0.7088% 11/25/50 (j)		46,039	44,098
Series 2006-HE2:
Class M3, 0.6488% 5/25/36 (j)		362,526	6,625
Class M4, 0.7088% 5/25/36 (j)		306,360	5,666
Class M5, 0.7488% 5/25/36 (j)		72,889	1,270
Series 2006-OP1:
Class M4, 0.6788% 4/25/36 (j)		170,200	4,730
Asset-Backed Securities - continued
		Principal Amount (o)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1:
Class M5, 0.6988% 4/25/36 (j)		$ 161,690	$ 3,294
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4463% 5/20/13 (j)		5,000,000	4,387,500
Series 2006-A6 Class A6, 0.3463% 9/20/13 (j)		9,880,000	8,669,700
Series 2006-A7 Class A7, 0.3363% 10/20/12 (j)		5,440,000	4,773,600
Series 2006-C1 Class C1, 0.7963% 10/20/14 (j)		470,000	23,500
Series 2007-A1 Class A, 0.3663% 1/20/15 (j)		3,650,000	3,202,875
Series 2007-A4 Class A4, 0.3463% 4/22/13 (j)		4,362,056	3,827,704
Series 2007-D1 Class D, 1.7163% 1/22/13 (e)(j)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.8444% 6/15/32 (e)(j)		4,577,556	1,464,818
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (e)(j)		814,655	811,600
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (e)(j)		248,190	244,832
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10		194,610	194,407
Series 2005-DA Class A4, 5.02% 11/6/12		272,000	271,853
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	337,500
Class E, 6.96% 3/31/16 (e)		2,052,284	513,071
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (j)		66,757	66,246
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0088% 12/25/33 (j)		141,793	92,620
Series 2004-R10 Class M1, 1.0088% 11/25/34 (j)		678,247	346,635
Series 2004-R11 Class M1, 0.9688% 11/25/34 (j)		583,709	229,624
Series 2004-R2:
Class M1, 0.7388% 4/25/34 (j)		237,242	183,794
Class M3, 0.8588% 4/25/34 (j)		163,236	54,505
Series 2005-R1 Class M1, 0.7588% 3/25/35 (j)		942,227	496,759
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (j)		802,122	580,033
Series 2005-R2 Class M1, 0.7588% 4/25/35 (j)		2,064,696	1,119,902
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6388% 6/25/32 (j)		165,004	83,115
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		160,000	64,000
Class G, 9.75% 12/24/37 (e)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6688% 3/23/19 (e)(j)		263,824	163,571
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6988% 3/1/34 (j)		$ 47,932	$ 9,563
Series 2004-W11 Class M2, 1.0088% 11/25/34 (j)		561,149	230,663
Series 2004-W5 Class M1, 0.9088% 4/25/34 (j)		679,098	350,641
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (j)		593,998	219,660
Class M2, 0.9088% 5/25/34 (j)		519,110	291,995
Series 2006-W4 Class A2C, 0.4688% 5/25/36 (j)		1,552,054	423,621
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0888% 10/25/36 (j)		1,302,881	23,389
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (j)		1,434,123	763,851
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5894% 6/15/33 (j)		231,885	106,774
Series 2004-HE2 Class M1, 0.8588% 4/25/34 (j)		2,668,736	1,301,301
Series 2004-HE3:
Class M1, 0.8488% 6/25/34 (j)		236,238	99,352
Class M2, 1.4288% 6/25/34 (j)		383,244	253,476
Series 2004-HE6 Class A2, 0.6688% 6/25/34 (j)		416,700	173,230
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (j)		289,520	4,470
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(e)(j)		5,306,000	1
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.4244% 3/15/12 (j)		3,433,000	3,373,116
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9463% 5/28/44 (j)		314,381	190,906
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9913% 2/28/44 (j)		612,374	374,573
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7588% 9/25/35 (j)		101,021	65,235
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (j)		968,438	468,111
Series 2005-HE2 Class M1, 0.8088% 2/25/35 (j)		1,526,312	585,223
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (j)		569,619	445,407
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (j)		2,296,541	2,128,021
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (j)		687,459	604,144
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.7194% 6/15/10 (j)		186,541	186,061
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,468,557
Class D, 7.16% 1/15/13 (e)		160,000	152,038
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3544% 7/15/11 (j)		219,888	216,818
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.6344% 4/15/13 (e)(j)		$ 2,908,037	$ 2,653,206
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7663% 7/20/39 (e)(j)		457,498	91,500
Class B, 1.0663% 7/20/39 (e)(j)		263,810	31,657
Class C, 1.4163% 7/20/39 (e)(j)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		460,000	328,624
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3569% 1/20/37 (e)(j)		235,775	106,099
Capmark VII Ltd. Series 2006-7A Class H, 1.8944% 8/20/36 (e)(j)		502,470	5,025
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	623,760
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6088% 7/25/36 (j)		1,140,851	47,667
Series 2006-NC2 Class M7, 1.1588% 6/25/36 (j)		425,500	7,999
Series 2006-NC3 Class M10, 2.3088% 8/25/36 (e)(j)		290,000	5,477
Series 2006-RFC1 Class M9, 2.1788% 5/25/36 (j)		186,369	5,066
Series 2007-RFC1 Class A3, 0.4488% 12/25/36 (j)		1,802,588	387,713
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4963% 5/20/17 (e)(j)		247,088	180,685
Chase Issuance Trust Series 2004-3 Class C, 0.8144% 6/15/12 (j)		530,000	509,255
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		329,084	180,996
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7188% 12/25/33 (e)(j)		358,227	255,171
Series 2006-AMC1 Class M7, 1.1288% 9/25/36 (j)		756,539	4,327
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (j)		765,389	23,421
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.4044% 7/15/12 (e)(j)		1,308,000	1,283,234
Class B, 0.6244% 7/15/12 (e)(j)		1,308,000	1,275,192
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (j)		522,461	434,313
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	81
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1688% 5/25/33 (j)		46,155	23,426
Series 2004-3:
Class 3A4, 0.5588% 8/25/34 (j)		168,397	86,261
Class M1, 0.8088% 6/25/34 (j)		661,567	408,423
Class M4, 1.2788% 4/25/34 (j)		159,822	79,202
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 0.6788% 8/25/34 (j)		$ 37,817	$ 17,537
Class M2, 0.8388% 6/25/34 (j)		587,945	400,920
Series 2005-1:
Class M1, 0.7288% 8/25/35 (j)		512,000	332,313
Class MV2, 0.7488% 7/25/35 (j)		1,414,000	960,263
Series 2005-3 Class MV1, 0.7288% 8/25/35 (j)		2,288,143	1,964,035
Series 2005-AB1 Class A2, 0.5188% 8/25/35 (j)		425,836	382,607
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)		1,012,000	951,861
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	200,000
Class B2, 2.5819% 12/28/35 (e)(j)		500,000	190,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (e)		235,000	153,864
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4644% 1/17/12 (j)		2,908,000	2,870,387
Series 2007-1 Class B, 0.4444% 8/15/12 (j)		2,908,000	2,586,859
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)		2,331,851	2,230,210
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 1.012% 5/28/35 (j)		38,916	21,142
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4838% 8/25/34 (j)		290,872	56,724
Series 2006-3 Class 2A3, 0.4688% 11/25/36 (j)		4,501,620	1,035,373
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (j)		22,699	9,466
Series 2005-FF9 Class A3, 0.5888% 10/25/35 (j)		7,164,440	5,508,173
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (j)		324,591	306,932
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (e)		67,278	67,306
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)		1,175,000	704,335
Series 2006-C:
Class B, 5.3% 6/15/12		267,000	213,600
Class D, 6.89% 5/15/13 (e)		915,000	496,981
Series 2007-A Class D, 7.05% 12/15/13 (e)		970,000	593,645
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.7944% 6/15/11 (j)		2,024,699	1,518,524
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-4 Class B, 0.8944% 6/15/13 (j)		$ 772,878	$ 425,083
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9838% 2/25/34 (j)		72,096	22,347
Class M2, 1.0588% 2/25/34 (j)		123,225	82,324
Series 2004-A Class M1, 1.1338% 1/25/34 (j)		1,160,818	665,192
Series 2005-A:
Class M1, 0.7388% 1/25/35 (j)		75,680	71,403
Class M2, 0.7688% 1/25/35 (j)		1,755,783	940,621
Class M3, 0.7988% 1/25/35 (j)		948,695	200,337
Class M4, 0.9888% 1/25/35 (j)		363,547	153,196
Series 2006-A:
Class M4, 0.7088% 5/25/36 (j)		904,613	9,716
Class M5, 0.8088% 5/25/36 (j)		183,093	1,722
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (e)(j)		2,355,568	1,726,191
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		2,795,689	2,432,249
GE Business Loan Trust:
Series 2003-1 Class A, 0.7744% 4/15/31 (e)(j)		352,853	218,769
Series 2006-2A:
Class A, 0.5244% 11/15/34 (e)(j)		1,366,827	697,082
Class B, 0.6244% 11/15/34 (e)(j)		493,388	113,479
Class C, 0.7244% 11/15/34 (e)(j)		820,096	123,014
Class D, 1.0944% 11/15/34 (e)(j)		311,041	34,214
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4544% 9/17/12 (j)		889,000	826,770
Class C, 0.5844% 9/17/12 (j)		692,000	622,800
Series 2007-1 Class C, 0.6144% 3/15/13 (j)		4,746,000	4,034,100
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (j)		623,000	473,108
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (e)		663,436	265,375
GSAMP Trust:
Series 2002-HE Class M1, 2.1913% 11/20/32 (j)		575,424	260,371
Series 2003-FM1 Class M1, 1.5463% 3/20/33 (j)		1,129,965	692,104
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(j)		421,734	36,908
Class M1, 0.9588% 6/25/34 (j)		2,193,367	747,926
Series 2004-FM1 Class M1, 1.2838% 11/25/33 (j)		397,467	217,362
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (j)		1,005,788	513,115
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (j)		910,059	33,581
Asset-Backed Securities - continued
		Principal Amount (o)	Value
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6488% 11/25/34 (j)		$ 15,860	$ 6,698
Series 2005-MTR1 Class A1, 0.4488% 10/25/35 (j)		202,385	195,934
Series 2006-FM1 Class M3, 0.6588% 4/25/36 (j)		431,287	4,647
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3888% 5/25/30 (e)(j)		659,999	165,000
Series 2006-3:
Class B, 0.7088% 9/25/46 (e)(j)		654,930	98,240
Class C, 0.8588% 9/25/46 (e)(j)		1,526,694	152,669
Class E, 1.9588% 9/25/46 (e)(j)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1888% 2/25/33 (j)		402	77
Series 2003-3 Class M1, 1.5988% 8/25/33 (j)		952,021	458,003
Series 2003-4 Class M1, 1.5088% 10/25/33 (j)		296,141	171,762
Series 2003-5:
Class A2, 1.0088% 12/25/33 (j)		32,929	9,421
Class M1, 1.3588% 12/25/33 (j)		325,853	178,543
Series 2003-7 Class A2, 1.0688% 3/25/34 (j)		1,657	274
Series 2003-8 Class M1, 1.3888% 4/25/34 (j)		520,785	250,896
Series 2004-3 Class M2, 2.0088% 8/25/34 (j)		316,733	180,574
Series 2004-7 Class A3, 0.6988% 1/25/35 (j)		613	226
Series 2005-1 Class M1, 0.7388% 5/25/35 (j)		1,034,115	934,178
Series 2005-3 Class M1, 0.7188% 8/25/35 (j)		745,158	685,921
Series 2005-5 Class 2A2, 0.5588% 11/25/35 (j)		328,424	301,005
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (j)		3,222,718	2,237,005
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
Series 2006-7 Class M4, 0.6888% 1/25/37 (j)		498,678	2,169
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (j)		278,390	169,681
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4844% 6/15/12 (j)		2,249,000	2,137,760
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (j)		766,655	462,400
Class M2, 0.8063% 1/20/35 (j)		575,068	335,629
Series 2005-3 Class A1, 0.5763% 1/20/35 (j)		396,489	212,609
Series 2006-2:
Class M1, 0.5863% 3/20/36 (j)		610,103	342,794
Class M2, 0.6063% 3/20/36 (j)		1,009,479	491,098
Series 2006-3 Class A1V, 0.3963% 3/20/36 (j)		454,368	440,059
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (j)		1,238,035	304,557
Asset-Backed Securities - continued
		Principal Amount (o)	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (j)		$ 1,243,141	$ 495,605
Class MV1, 0.5388% 11/25/36 (j)		1,009,797	93,777
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (j)		278,980	0
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)		1,063,186	827,828
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (j)		561,424	552,450
Class 2C, 2.3775% 3/27/42 (j)		1,084,000	173,609
Lancer Funding Ltd. Series 2006-1A Class A3, 2.8659% 4/6/46 (e)(j)		270,888	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (e)		155,392	77,696
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		1,757,500	1,640,072
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5388% 6/25/33 (j)		2,057,606	1,024,330
Series 2004-2:
Class M1, 0.8388% 6/25/34 (j)		621,570	302,819
Class M2, 1.3888% 6/25/34 (j)		391,086	288,541
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (j)		551,000	295,402
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (j)		42,081	40,860
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.7388% 5/25/46 (e)(j)		250,000	25,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		28,260	15,543
Class C, 5.691% 10/20/28 (e)		12,560	6,280
Class D, 6.01% 10/20/28 (e)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (j)		449,328	12,529
Series 2007-HE1 Class M1, 0.6088% 5/25/37 (j)		784,792	26,291
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0088% 7/25/34 (j)		546,611	378,372
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (j)		150,953	83,410
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (j)		2,402,493	1,840,662
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (j)		1,697,600	788,058
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (j)		40,432	25,621
Series 2003-NC7 Class M1, 1.3588% 6/25/33 (j)		508,868	274,997
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (j)		394,311	214,487
Series 2004-HE6 Class A2, 0.6488% 8/25/34 (j)		57,368	9,280
Series 2004-NC2 Class M1, 1.1338% 12/25/33 (j)		1,030,188	522,316
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE1 Class M2, 0.7788% 12/25/34 (j)		$ 487,793	$ 256,559
Series 2005-HE2 Class M1, 0.7088% 1/25/35 (j)		441,329	144,809
Series 2005-NC1 Class M1, 0.7488% 1/25/35 (j)		399,800	148,064
Series 2005-NC2 Class B1, 1.4788% 3/25/35 (j)		510,600	268,882
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (j)		431,235	412,275
Series 2006-NC4:
Class M4, 0.6588% 6/25/36 (j)		340,400	1,947
Class M6, 0.7588% 6/25/36 (j)		122,381	522
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (j)		96,997	75,205
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (j)		92,863	59,268
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (j)		53,155	39,861
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2888% 2/25/33 (j)		102,607	84,008
Series 2002-HE2 Class M1, 1.8088% 8/25/32 (j)		631,022	341,588
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (e)(j)		537,574	308,719
Series 2002-NC3:
Class A3, 0.9888% 8/25/32 (j)		34,465	5,795
Class M1, 1.3888% 8/25/32 (j)		60,692	29,977
Series 2003-NC1 Class M1, 1.8838% 11/25/32 (j)		392,515	229,621
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (j)		991,588	738,273
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.3388% 8/28/38 (e)(j)		195,000	97,500
Class C1B, 7.696% 8/28/38 (e)		63,000	27,129
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)		4,267,800	806,401
Series 2006-3 Class A1, 0.3388% 9/25/19 (j)		955,135	915,788
Series 2006-4:
Class A1, 0.3388% 3/25/25 (j)		894,063	833,931
Class D, 1.4088% 5/25/32 (j)		818,000	19,555
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3888% 1/25/34 (j)		1,148,018	648,713
Series 2005-4 Class M2, 0.8188% 9/25/35 (j)		1,426,957	399,548
Series 2005-D Class M2, 0.7788% 2/25/36 (j)		297,339	18,103
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36		300,679	176,429
Series 2006-HE2 Class A2, 0.4288% 3/25/36 (j)		646,794	597,556
Ocala Funding LLC:
Series 2005-1A Class A, 1.8163% 3/20/10 (e)(j)		566,000	220,740
Series 2006-1A Class A, 1.7163% 3/20/11 (e)(j)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9588% 11/25/34 (j)		343,974	219,883
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (j)		$ 196,184	$ 180,477
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (j)		269,116	248,253
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9888% 9/25/34 (j)		278,447	164,555
Class M3, 1.5588% 9/25/34 (j)		532,896	107,836
Class M4, 1.7588% 9/25/34 (j)		683,353	67,740
Series 2004-WCW2 Class M3, 0.8588% 7/25/35 (j)		400,651	55,383
Series 2004-WHQ2 Class M1, 0.8988% 2/25/35 (j)		1,163,147	831,964
Series 2004-WWF1:
Class M2, 0.9888% 2/25/35 (j)		1,608,220	812,538
Class M3, 1.0488% 2/25/35 (j)		199,304	81,055
Series 2005-WCH1:
Class M2, 0.8288% 1/25/35 (j)		771,346	414,169
Class M3, 0.8688% 1/25/35 (j)		478,432	189,849
Class M4, 1.1388% 1/25/35 (j)		1,475,804	252,007
Series 2005-WHQ2:
Class M7, 1.5588% 5/25/35 (j)		1,883,145	53,466
Class M9, 2.1888% 5/25/35 (j)		591,445	9,361
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.3788% 9/25/36 (j)		252,895	250,056
Class M4, 0.6688% 9/25/36 (j)		1,705,404	4,693
Class M5, 0.6988% 9/25/36 (j)		223,201	406
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		235,552	176,664
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (e)(j)		2,152,919	1,918,718
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5388% 12/25/36 (j)		566,000	13,810
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3788% 2/25/37 (j)		1,860,189	1,699,764
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2588% 9/25/46 (e)(j)		250,000	2,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1088% 4/25/33 (j)		5,108	873
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1038% 3/25/35 (j)		1,890,000	908,434
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (e)(j)		993,437	695,505
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.27% 6/15/33 (j)		1,272,000	572,400
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.9088% 8/25/34 (j)		$ 202,129	$ 135,109
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4588% 9/25/34 (j)		87,610	13,883
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6688% 2/25/34 (j)		137,271	61,438
Series 2007-BC4 Class A3, 0.6875% 11/25/37 (j)		16,110,400	13,963,667
Series 2007-GEL1 Class A2, 0.4988% 1/25/37 (e)(j)		1,308,498	385,585
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (j)		1,769,520	1,304,745
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4444% 9/15/11 (j)		5,259,000	5,148,068
Class B, 0.6244% 9/15/11 (j)		5,055,152	3,841,916
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (j)		978,480	922,337
Class B, 0.6444% 1/15/12 (j)		851,000	646,760
Class C, 0.9444% 1/15/12 (j)		1,380,000	662,400
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.4444% 6/15/12 (j)		2,873,000	2,600,865
Class B, 0.5644% 6/15/12 (j)		3,285,000	1,642,500
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7388% 9/25/34 (j)		28,819	7,478
Series 2003-6HE Class A1, 0.7788% 11/25/33 (j)		36,470	11,004
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		225,000	168,750
Class IV, 6.84% 5/22/37 (e)		228,222	91,289
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (e)(j)		1,480,000	33,448
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13		875,000	819,397
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4944% 10/17/11 (j)		3,424,935	3,322,187
Class C, 0.6944% 10/17/11 (j)		4,142,801	3,935,661
Series 2007-1 Class C, 0.7144% 6/15/12 (j)		3,669,172	2,751,879
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (e)		1,390,000	481,541
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(j)		400,000	24,000
Asset-Backed Securities - continued
		Principal Amount (o)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 2.3722% 9/25/26 (e)(j)		$ 250,000	$ 12,500
Class G, 2.5722% 9/25/26 (e)(j)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.6888% 10/25/36 (j)		602,848	10,465
Class M7, 1.1088% 10/25/36 (j)		183,485	1,239
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (e)(j)		7,001,177	5,930,077
Series 2007-A2 Class A2, 0.3744% 5/15/14 (e)(j)		12,710,000	12,531,586
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)		10,460,000	10,857,089
Series 2007-A5A Class A5, 1.0944% 10/15/14 (e)(j)		1,500,000	1,483,028
Series 2007-C1 Class C1, 0.7444% 5/15/14 (e)(j)		4,264,021	3,980,615
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Series 2006-2 Class A2, 0.4088% 7/25/36 (j)		954,136	881,852
Series 2007-2 Class A1, 0.3988% 4/25/37 (j)		762,485	630,419
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (e)(j)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.6025% 11/21/40 (e)(j)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $219,808,355)			217,105,433
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 1.9%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		159,627	28,733
Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		276,595	24,894
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (e)(j)		669,567	502,175
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (e)(j)		2,356,000	2,233,205
Class 2M, 1.0544% 2/17/52 (e)(j)		1,602,000	1,469,659
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (e)(j)		1,466,491	630,591
Collateralized Mortgage Obligations - continued
		Principal Amount (o)	Value
Private Sponsor - continued
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8768% 4/10/49 (j)		$ 106,000	$ 15,900
Class C, 5.8768% 4/10/49 (j)		281,000	39,340
Class D, 5.8768% 4/10/49 (j)		141,000	18,330
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5544% 3/15/22 (e)(j)		815,000	596,239
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.1855% 9/25/33 (j)		610,875	524,932
Series 2003-J Class 2A2, 5.2883% 11/25/33 (j)		498,945	428,306
Series 2003-K Class 1A1, 5.2036% 12/25/33 (j)		67,150	58,683
Series 2003-L Class 2A1, 5.2897% 1/25/34 (j)		988,652	863,408
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (j)		1,590,352	1,338,362
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (e)(j)		71,859	1,796
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (j)		333,871	289,210
Class 2A2, 5.4582% 2/25/34 (j)		1,377,538	1,193,272
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (j)		74,720	63,238
Class 2A2, 4.6035% 3/25/34 (j)		554,527	470,670
Series 2004-C Class 1A1, 4.131% 4/25/34 (j)		121,049	102,300
Series 2004-D Class 2A1, 3.9318% 5/25/34 (j)		193,908	164,032
Series 2004-F Class 2A6, 4.1474% 7/25/34 (j)		904,000	698,671
Series 2004-J Class 2A1, 4.7585% 11/25/34 (j)		702,346	602,526
Series 2004-L Class 2A1, 4.3717% 1/25/35 (j)		828,506	689,696
Series 2005-H:
Class 1A1, 5.3265% 9/25/35 (j)		192,637	150,591
Class 2A2, 4.8018% 9/25/35 (j)		6,310,873	2,310,498
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (e)(j)(l)		13,835,956	997,572
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9845% 8/25/33 (j)		1,624,994	1,272,129
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (j)		2,899,992	1,473,877
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (j)		540,383	274,700
Series 2005-5 Class 1A1, 0.5288% 7/25/35 (j)		682,518	332,970
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8273% 2/25/37 (j)		2,285,461	1,967,815
Series 2007-A2 Class 2A1, 5.1817% 7/25/37 (j)		507,624	453,923
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (j)		1,902,000	1,670,510
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.5098% 8/25/34 (j)		$ 2,139,929	$ 1,899,755
Class A4, 3.8446% 8/25/34 (j)		1,861,098	1,632,553
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)		2,125,000	286,875
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.835% 7/16/34 (e)(j)		1,902,000	1,566,786
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.7088% 5/25/33 (j)		64,733	63,878
Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		86,470	12,970
Series 2003-35 Class B, 4.639% 9/25/18 (j)		148,332	20,767
Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (j)		364,000	137,863
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7088% 1/25/35 (j)		53,031	26,353
Series 2004-2 Class 7A3, 0.7088% 2/25/35 (j)		120,340	68,984
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (j)		25,180	12,339
Series 2005-1 Class 5A2, 0.6388% 5/25/35 (j)		427,156	229,759
Series 2005-10:
Class 5A1, 0.5688% 1/25/36 (j)		686,932	325,194
Class 5A2, 0.6288% 1/25/36 (j)		309,103	143,144
Series 2005-2:
Class 6A2, 0.5888% 6/25/35 (j)		93,101	48,605
Class 6M2, 0.7888% 6/25/35 (j)		1,475,123	286,350
Series 2005-4 Class 7A2, 0.5388% 8/25/35 (j)		161,771	72,239
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (j)		413,726	224,843
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 1.0488% 5/25/34 (j)		14,557	7,352
Series 2004-AR5 Class 11A2, 1.0488% 6/25/34 (j)		31,815	17,203
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (j)		147,088	84,298
Series 2004-AR7 Class 6A2, 1.0688% 8/25/34 (j)		41,376	22,659
Series 2004-AR8 Class 8A2, 1.0688% 9/25/34 (j)		24,887	17,982
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (j)		1,747,344	1,367,888
Series 2003-17 Class B4, 5.389% 6/25/33 (e)(j)		372,694	55,904
Series 2004-3 Class DB4, 5.8394% 4/25/34 (j)		114,815	3,444
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.0388% 11/25/35 (j)		$ 37,699,171	$ 16,357,244
Class 2A3, 3.0142% 11/25/35 (j)		9,382,925	4,043,063
Series 2005-56:
Class 4A1, 0.6188% 11/25/35 (j)		7,694,868	3,308,793
Class 5A1, 0.6288% 11/25/35 (j)		10,615,083	4,429,239
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4688% 3/25/37 (j)		3,434,976	1,082,864
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4181% 9/19/36 (j)		552,638	486,507
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (j)		53,903	26,258
Series 2004-AR5 Class 2A1, 5.1134% 10/25/34 (j)		2,579,730	1,952,873
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (e)(j)		2,858,000	2,255,819
Class C2, 1.5769% 10/18/54 (e)(j)		958,000	448,152
Class M2, 1.3569% 10/18/54 (e)(j)		1,642,000	1,076,495
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		284,977	14,249
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		141,501	11,320
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (e)(j)		2,452,242	1,218,281
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (e)(j)		3,114,000	1,408,742
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9163% 12/20/54 (e)(j)		6,010,000	360,600
Series 2006-2 Class C1, 0.7863% 12/20/54 (j)		5,352,000	374,640
Series 2006-3 Class C2, 0.8163% 12/20/54 (j)		1,124,000	57,436
Series 2006-4:
Class B1, 0.4063% 12/20/54 (j)		3,845,000	653,650
Class C1, 0.6963% 12/20/54 (j)		2,353,000	141,180
Class M1, 0.4863% 12/20/54 (j)		1,012,000	111,320
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (j)		1,857,000	129,990
Class 1M1, 0.4663% 12/20/54 (j)		1,208,000	120,800
Class 2C1, 0.7463% 12/20/54 (j)		847,000	59,290
Class 2M1, 0.5663% 12/20/54 (j)		1,551,000	155,100
Series 2007-2 Class 2C1, 0.765% 12/17/54 (j)		2,149,000	128,940
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (j)		$ 430,241	$ 48,613
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.8984% 9/25/34 (j)		381,356	257,307
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (j)		740,108	501,036
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5481% 5/19/35 (j)		420,828	190,088
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (e)(j)		781,000	659,789
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7588% 10/25/34 (j)		150,801	88,649
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0488% 3/25/35 (j)		248,866	66,187
Series 2005-1:
Class M4, 1.0588% 4/25/35 (j)		29,835	1,930
Class M5, 1.0788% 4/25/35 (j)		29,835	3,365
Class M6, 1.1288% 4/25/35 (j)		11,424	1,150
Series 2005-3 Class A1, 0.5488% 8/25/35 (j)		605,529	295,919
Series 2005-6 Class 1M3, 0.9188% 10/25/35 (j)		27,596	818
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)		258,597	254,917
Class A3, 5.447% 6/12/47 (j)		3,606,000	2,892,575
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9517% 8/25/36 (j)		2,600,000	1,872,842
Series 2004-A1 Class 2A1, 4.5098% 2/25/34 (j)		1,464,627	1,292,412
Series 2004-A3 Class 4A1, 4.2869% 7/25/34 (j)		3,993,613	3,571,816
Series 2004-A5 Class 2A1, 4.5678% 12/25/34 (j)		2,674,663	2,347,147
Series 2006-A2 Class 5A1, 5.1365% 11/25/33 (j)		4,962,501	4,408,130
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		69,115	68,777
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	697,734
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6988% 9/26/45 (e)(j)		458,819	208,026
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5488% 4/25/36 (j)		20,395,550	9,040,102
Series 2006-5 Class A1A, 0.4988% 7/25/36 (j)		16,483,904	7,472,279
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (j)		55,057	32,435
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust: - continued
Series 2007-3 Class 22A2, 0.5188% 5/25/47 (j)		$ 4,656,446	$ 1,853,795
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		673,164	512,368
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (j)		9,127,703	4,021,680
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (e)(j)		207,984	103,992
Class C, 0.5344% 6/15/22 (e)(j)		1,273,607	573,123
Class D, 0.5444% 6/15/22 (e)(j)		490,006	147,002
Class E, 0.5544% 6/15/22 (e)(j)		783,771	195,943
Class F, 0.5844% 6/15/22 (e)(j)		1,413,171	310,898
Class G, 0.6544% 6/15/22 (e)(j)		293,765	58,753
Class H, 0.6744% 6/15/22 (e)(j)		588,211	88,232
Class J, 0.7144% 6/15/22 (e)(j)		686,246	68,625
Class TM, 0.8444% 6/15/22 (e)(j)		749,721	472,324
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.6988% 3/25/28 (j)		210,727	136,494
Series 2003-B Class A1, 0.6488% 4/25/28 (j)		231,904	150,448
Series 2003-D Class A, 0.6188% 8/25/28 (j)		196,580	123,516
Series 2003-E Class A2, 2.0813% 10/25/28 (j)		327,129	213,988
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (j)		540,036	324,225
Class A2D, 2.3063% 11/25/29 (j)		78,317	53,236
Series 2004-G Class A2, 2.15% 1/25/30 (j)		262,781	174,632
Series 2005-A Class A2, 2.0013% 2/25/30 (j)		250,802	157,419
Series 2005-B Class A2, 1.4% 7/25/30 (j)		753,567	509,839
Series 2006-MLN1 Class M4, 0.6688% 7/25/37 (j)		1,629,665	7,171
Series 2004-A4 Class A1, 3.9375% 8/25/34 (j)		2,943,109	2,469,008
Series 2005-A2:
Class A2, 4.4844% 2/25/35 (j)		1,815,636	1,471,449
Class A7, 4.4844% 2/25/35 (j)		2,934,000	2,189,168
Series 2006-A6 Class A4, 5.3866% 10/25/33 (j)		2,355,814	1,989,882
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		90,000	62,505
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)		8,143,000	7,405,555
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6788% 12/25/34 (j)		266,891	172,725
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2004-2:
Class A2, 0.7588% 12/25/34 (j)		$ 361,146	$ 239,590
Series 2005-2 Class 1A1, 0.5688% 5/25/35 (j)		302,193	157,978
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5988% 7/25/35 (j)		3,085,623	1,416,153
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (j)		2,444,072	103,384
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (j)		2,052,000	1,554,501
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (j)		522,174	386,409
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5716% 10/25/35 (j)		4,213,259	3,220,592
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7319% 7/10/35 (e)(j)		1,327,143	627,473
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (e)(j)		1,034,354	532,382
Class B4, 2.0319% 6/10/35 (e)(j)		25,343	12,041
Class B5, 2.6319% 6/10/35 (e)(j)		19,007	8,861
Class B6, 3.1319% 6/10/35 (e)(j)		9,504	4,439
Series 2004-A:
Class B4, 1.5819% 2/10/36 (e)(j)		788,150	263,163
Class B5, 2.0819% 2/10/36 (e)(j)		525,382	167,754
Series 2004-B:
Class B4, 1.4819% 2/10/36 (e)(j)		345,844	104,618
Class B5, 1.9319% 2/10/36 (e)(j)		267,831	71,377
Class B6, 2.3819% 2/10/36 (e)(j)		93,429	22,059
Series 2004-C:
Class B4, 1.3319% 9/10/36 (e)(j)		444,828	125,130
Class B5, 1.7319% 9/10/36 (e)(j)		498,794	123,601
Class B6, 2.1319% 9/10/36 (e)(j)		110,457	24,312
Residential Accredit Loans, Inc. floater:
Series 2005-QO5 Class A1, 2.514% 1/25/46 (j)		17,621,753	7,577,354
Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (j)		1,550,070	1,196,387
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31		229,042	209,072
Series 2005-AR5 Class 1A1, 5.3716% 9/19/35 (j)		249,071	168,165
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2753% 7/25/34 (j)		1,477,844	1,158,642
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (e)(j)		274,253	180,536
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6944% 2/15/39 (e)(j)		$ 492,219	$ 14,717
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4088% 2/25/36 (e)(j)		26,866	26,558
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (e)		270,763	209,419
Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	203,799
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (j)		155,378	104,696
Series 2004-10 Class A4, 4.5188% 11/20/34 (j)		222,753	136,863
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (j)		666,884	396,710
Series 2004-4 Class A, 4.4388% 5/20/34 (j)		812,120	555,849
Series 2004-5 Class A3, 1.5925% 6/20/34 (j)		317,575	206,240
Series 2004-6:
Class A3A, 2.1613% 7/20/34 (j)		245,317	156,491
Class A3B, 2.3038% 7/20/34 (j)		46,866	29,350
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (j)		251,268	149,745
Class A3B, 2.1388% 7/20/34 (j)		30,959	18,038
Series 2005-1 Class A2, 1.7513% 2/20/35 (j)		389,551	248,973
Series 2005-2 Class A2, 2.03% 3/20/35 (j)		512,432	301,662
Series 2005-3 Class A1, 0.5163% 5/20/35 (j)		250,533	132,824
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.1088% 9/25/36 (j)		525,918	8,688
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4988% 7/25/46 (j)		32,765,434	13,284,100
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.7088% 9/25/33 (e)(j)		90,238	38,535
Series 2003-15A Class 4A, 5.4553% 4/25/33 (j)		1,406,947	1,163,287
Series 2003-20 Class 1A1, 5.5% 7/25/33		889,809	768,433
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6375% 9/25/36 (j)		3,273,627	1,361,537
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.3888% 9/25/46 (j)		94,374	90,518
Series 2006-AR7 Class C1B1, 0.3688% 7/25/46 (j)		27,721	27,124
Series 2003-AR8 Class A, 4.2538% 8/25/33 (j)		1,469,979	1,210,750
Series 2005-AR3 Class A2, 4.6397% 3/25/35 (j)		4,185,976	3,329,422
Collateralized Mortgage Obligations - continued
		Pricipal Amount (o)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		$ 271,427	$ 27,143
Series 2004-EE Class 2A2, 4.1079% 12/25/34 (j)		1,441,869	1,232,864
Series 2004-H Class A1, 4.5272% 6/25/34 (j)		3,472,307	3,077,412
Series 2004-W:
Class A1, 4.5433% 11/25/34 (j)		1,361,692	1,161,427
Class A9, 4.5433% 11/25/34 (j)		3,483,000	2,430,935
Series 2005-AR10 Class 2A2, 4.0939% 6/25/35 (j)		3,321,147	2,973,444
Series 2005-AR12:
Class 2A5, 4.2078% 7/25/35 (j)		9,260,000	6,414,566
Class 2A6, 4.1484% 7/25/35 (j)		1,441,155	1,232,219
Series 2005-AR2 Class 1A2, 4.6384% 3/25/35 (j)		4,781,267	2,092,143
Series 2005-AR3 Class 2A1, 4.3579% 3/25/35 (j)		2,525,488	2,025,782
TOTAL PRIVATE SPONSOR			201,791,867
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		3,684,306	3,904,228
Series 2002-9 Class PC, 6% 3/25/17		561,354	601,914
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,094,506
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,779,047
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,811,579
TOTAL U.S. GOVERNMENT AGENCY			67,191,274
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $280,428,113)			268,983,141
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.3225% 2/14/29 (e)(j)		750,000	412,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	203,006
Class B2, 7.525% 4/14/29		1,494,104	1,240,106
Class B5, 7.525% 4/14/29		129,000	21,341
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Asset Securitization Corp.: - continued
Series 1997-D5:
Class A-6, 7.2691% 2/14/43 (j)		$ 2,225,000	$ 1,571,518
Class A2, 6.8991% 2/14/43 (j)		1,399,000	1,420,103
Class A3, 6.9491% 2/14/43 (j)		1,510,000	1,440,421
Class A5, 7.0191% 2/14/43 (j)		239,000	208,045
Class A7, 7.5091% 2/14/43 (j)		795,000	486,664
Class PS1, 1.4493% 2/14/43 (j)(l)		7,918,676	267,855
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (j)		2,221,000	2,092,387
Series 2006-4 Class A1, 5.363% 7/10/46 (j)		681,345	680,766
Series 2006-5:
Class A1, 5.185% 7/10/11		1,474,961	1,468,513
Class A2, 5.317% 9/10/47		7,342,000	6,820,970
Class A3, 5.39% 9/10/47		2,653,000	2,214,019
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,216,069
Series 2007-2 Class A1, 5.421% 4/10/49		393,195	395,485
Series 2007-4 Class A3, 6.0024% 2/10/51 (j)		1,897,000	1,576,137
Series 2006-5 Class XP, 0.832% 9/10/47 (l)		30,163,855	567,494
Series 2006-6:
Class E, 5.619% 10/10/45 (e)		1,098,000	131,760
Class XP, 0.4315% 10/10/45 (j)(l)		11,065,909	154,169
Series 2007-3:
Class A3, 5.6582% 6/10/49 (j)		3,176,000	2,483,110
Class A4, 5.8374% 6/10/49 (j)		3,965,000	2,894,552
Series 2008-1 Class D, 6.3972% 2/10/51 (e)(j)		125,000	12,500
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		591,610	600,570
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,207,228
Series 2004-2:
Class A3, 4.05% 11/10/38		2,573,000	2,467,926
Class A4, 4.153% 11/10/38		2,412,000	2,190,764
Series 2004-4 Class A3, 4.128% 7/10/42		1,340,649	1,329,283
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,008,076
Series 2006-1 Class A1, 5.219% 9/10/45 (j)		1,701,723	1,699,163
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,716,124
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,062,000	958,899
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		474,000	308,100
Class K, 6.15% 5/11/35 (e)		885,000	610,652
Series 2004-1 Class F, 5.279% 11/10/39 (e)		185,000	40,700
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-5 Class G, 5.3907% 11/10/41 (e)(j)		$ 135,000	$ 33,306
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)		5,908,000	5,417,422
Series 2005-6 Class A3, 5.3515% 9/10/47 (j)		3,423,000	3,294,335
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	272,092
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6544% 3/15/22 (e)(j)		817,000	408,500
Class D, 0.7044% 3/15/22 (e)(j)		826,000	371,700
Class E, 0.7444% 3/15/22 (e)(j)		684,000	307,800
Class F, 0.8144% 3/15/22 (e)(j)		615,784	277,103
Class G, 0.8744% 3/15/22 (e)(j)		399,119	151,665
Series 2006-BIX1:
Class C, 0.5244% 10/15/19 (e)(j)		1,222,000	708,760
Class D, 0.5544% 10/15/19 (e)(j)		1,494,000	657,360
Class E, 0.5844% 10/15/19 (e)(j)		1,385,000	526,300
Class F, 0.6544% 10/15/19 (e)(j)		2,993,730	1,197,492
Class G, 0.6744% 10/15/19 (e)(j)		1,079,579	377,853
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1588% 12/25/33 (e)(j)		102,482	49,704
Series 2004-1:
Class A, 0.6688% 4/25/34 (e)(j)		1,318,702	857,157
Class B, 2.2088% 4/25/34 (e)(j)		146,528	42,493
Class M1, 0.8688% 4/25/34 (e)(j)		118,761	63,537
Class M2, 1.5088% 4/25/34 (e)(j)		106,940	47,054
Series 2004-2:
Class A, 0.7388% 8/25/34 (e)(j)		1,000,862	750,646
Class M1, 0.8888% 8/25/34 (e)(j)		227,866	121,908
Series 2004-3:
Class A1, 0.6788% 1/25/35 (e)(j)		2,062,030	1,340,320
Class A2, 0.7288% 1/25/35 (e)(j)		296,892	178,135
Class M1, 0.8088% 1/25/35 (e)(j)		356,774	199,794
Class M2, 1.3088% 1/25/35 (e)(j)		230,868	107,354
Series 2005-2A:
Class A1, 0.6188% 8/25/35 (e)(j)		1,924,868	1,062,912
Class M1, 0.7388% 8/25/35 (e)(j)		110,985	41,209
Class M2, 0.7888% 8/25/35 (e)(j)		183,050	62,914
Class M3, 0.8088% 8/25/35 (e)(j)		101,277	32,601
Class M4, 0.9188% 8/25/35 (e)(j)		92,968	28,551
Series 2005-3A:
Class A1, 0.6288% 11/25/35 (e)(j)		823,006	467,385
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A2, 0.7088% 11/25/35 (e)(j)		$ 704,576	$ 369,902
Class M1, 0.7488% 11/25/35 (e)(j)		97,341	36,970
Class M2, 0.7988% 11/25/35 (e)(j)		123,584	44,416
Class M3, 0.8188% 11/25/35 (e)(j)		110,606	37,650
Class M4, 0.9088% 11/25/35 (e)(j)		137,804	45,034
Series 2005-4A:
Class A2, 0.6988% 1/25/36 (e)(j)		1,916,371	958,185
Class B1, 1.7088% 1/25/36 (e)(j)		165,607	43,886
Class M1, 0.7588% 1/25/36 (e)(j)		618,184	287,456
Class M2, 0.7788% 1/25/36 (e)(j)		185,455	81,600
Class M3, 0.8088% 1/25/36 (e)(j)		270,843	112,400
Class M4, 0.9188% 1/25/36 (e)(j)		149,791	58,418
Class M5, 0.9588% 1/25/36 (e)(j)		149,791	54,674
Class M6, 1.0088% 1/25/36 (e)(j)		159,095	54,092
Series 2006-1:
Class A2, 0.6688% 4/25/36 (e)(j)		291,108	144,419
Class M1, 0.6888% 4/25/36 (e)(j)		104,117	38,471
Class M2, 0.7088% 4/25/36 (e)(j)		110,007	38,612
Class M3, 0.7288% 4/25/36 (e)(j)		94,652	31,784
Class M4, 0.8288% 4/25/36 (e)(j)		53,636	17,314
Class M5, 0.8688% 4/25/36 (e)(j)		52,059	15,972
Class M6, 0.9488% 4/25/36 (e)(j)		103,802	30,113
Series 2006-2A:
Class A1, 0.5388% 7/25/36 (e)(j)		5,337,350	3,016,670
Class A2, 0.5888% 7/25/36 (e)(j)		264,057	138,921
Class B1, 1.1788% 7/25/36 (e)(j)		98,866	27,455
Class B3, 3.0088% 7/25/36 (e)(j)		149,373	36,044
Class M1, 0.6188% 7/25/36 (e)(j)		277,051	104,088
Class M2, 0.6388% 7/25/36 (e)(j)		195,473	69,510
Class M3, 0.6588% 7/25/36 (e)(j)		162,141	55,209
Class M4, 0.7288% 7/25/36 (e)(j)		109,487	35,759
Class M5, 0.7788% 7/25/36 (e)(j)		134,571	41,892
Class M6, 0.8488% 7/25/36 (e)(j)		200,783	59,151
Series 2006-3A:
Class B1, 1.1088% 10/25/36 (e)(j)		173,998	46,110
Class B2, 1.6588% 10/25/36 (e)(j)		125,498	26,982
Class B3, 2.9088% 10/25/36 (e)(j)		204,228	33,698
Class M4, 0.7388% 10/25/36 (e)(j)		192,300	72,113
Class M5, 0.7888% 10/25/36 (e)(j)		230,211	78,272
Class M6, 0.8688% 10/25/36 (e)(j)		450,618	141,945
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (e)(j)		825,284	462,571
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A2, 0.5788% 12/25/36 (e)(j)		$ 4,260,802	$ 1,780,163
Class B1, 1.0088% 12/25/36 (e)(j)		129,867	27,895
Class B2, 1.5588% 12/25/36 (e)(j)		134,390	26,152
Class B3, 2.7588% 12/25/36 (e)(j)		225,319	39,341
Class M1, 0.5988% 12/25/36 (e)(j)		268,768	85,549
Class M2, 0.6188% 12/25/36 (e)(j)		180,697	53,992
Class M3, 0.6488% 12/25/36 (e)(j)		182,975	51,910
Class M4, 0.7088% 12/25/36 (e)(j)		219,418	59,265
Class M5, 0.7488% 12/25/36 (e)(j)		201,196	51,325
Class M6, 0.8288% 12/25/36 (e)(j)		180,697	42,789
Series 2007-1:
Class A2, 0.5788% 3/25/37 (e)(j)		937,890	445,498
Class B1, 0.9788% 3/25/37 (e)(j)		298,361	79,066
Class B2, 1.4588% 3/25/37 (e)(j)		216,647	51,995
Class B3, 3.6588% 3/25/37 (e)(j)		588,433	97,091
Class M1, 0.5788% 3/25/37 (e)(j)		264,355	122,925
Class M2, 0.5988% 3/25/37 (e)(j)		197,706	86,002
Class M3, 0.6288% 3/25/37 (e)(j)		174,922	72,593
Class M4, 0.6788% 3/25/37 (e)(j)		142,111	55,423
Class M5, 0.7288% 3/25/37 (e)(j)		219,579	80,146
Class M6, 0.8088% 3/25/37 (e)(j)		307,428	96,840
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (e)(j)		811,003	450,107
Class A2, 0.6288% 7/25/37 (e)(j)		757,678	397,781
Class B1, 1.9088% 7/25/37 (e)(j)		234,523	56,286
Class B2, 2.5588% 7/25/37 (e)(j)		203,244	43,698
Class B3, 3.6588% 7/25/37 (e)(j)		229,031	46,951
Class M1, 0.6788% 7/25/37 (e)(j)		267,423	124,352
Class M2, 0.7188% 7/25/37 (e)(j)		147,685	64,981
Class M3, 0.7988% 7/25/37 (e)(j)		150,050	62,271
Class M4, 0.9588% 7/25/37 (e)(j)		292,186	99,343
Class M5, 1.0588% 7/25/37 (e)(j)		258,095	81,300
Class M6, 1.3088% 7/25/37 (e)(j)		327,767	95,052
Series 2007-3:
Class A2, 0.5988% 7/25/37 (e)(j)		1,025,247	412,970
Class B1, 1.2588% 7/25/37 (e)(j)		212,065	48,987
Class B2, 1.9088% 7/25/37 (e)(j)		527,366	105,262
Class B3, 4.3088% 7/25/37 (e)(j)		282,028	47,437
Class M1, 0.6188% 7/25/37 (e)(j)		190,851	60,099
Class M2, 0.6488% 7/25/37 (e)(j)		204,569	59,202
Class M3, 0.6788% 7/25/37 (e)(j)		320,009	86,882
Class M4, 0.8088% 7/25/37 (e)(j)		502,606	134,849
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M5, 0.9088% 7/25/37 (e)(j)		$ 262,345	$ 63,566
Class M6, 1.1088% 7/25/37 (e)(j)		200,217	49,534
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (e)(j)		295,576	71,441
Class B2, 3.7588% 9/25/37 (e)(j)		1,067,904	236,647
Class M1, 1.2588% 9/25/37 (e)(j)		286,678	133,305
Class M2, 1.3588% 9/25/37 (e)(j)		286,678	118,971
Class M4, 1.9088% 9/25/37 (e)(j)		727,029	247,190
Class M5, 2.0588% 9/25/37 (e)(j)		727,029	229,014
Class M6, 2.2588% 9/25/37 (e)(j)		727,794	211,060
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(l)		5,599,724	61,597
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(l)		11,814,957	856,584
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7844% 3/15/19 (e)(j)		805,386	526,932
Class H, 0.9944% 3/15/19 (e)(j)		541,917	151,737
Class J, 1.1944% 3/15/19 (e)(j)		407,118	61,068
Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (e)(j)		561,330	280,665
Class E, 0.6444% 3/15/22 (e)(j)		2,927,157	1,346,492
Class F, 0.6944% 3/15/22 (e)(j)		1,795,922	772,246
Class G, 0.7444% 3/15/22 (e)(j)		461,549	180,004
Class H, 0.8944% 3/15/22 (e)(j)		561,330	202,079
Class J, 1.0444% 3/15/22 (e)(j)		561,330	157,172
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,151,021	1,146,429
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,381,000	2,171,779
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,017,214
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)		1,805,733	1,785,208
Series 2007-PW16 Class A4, 5.9089% 6/11/40 (j)		1,112,000	938,229
Series 2007-PW17 Class A1, 5.282% 6/11/50		780,953	762,472
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)		683,606	670,363
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		60,000	36,000
Class I, 5.64% 2/14/31 (e)		170,000	8,500
Series 2003-PWR2 Class X2, 0.6031% 5/11/39 (e)(j)(l)		17,823,235	165,532
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,026,905
Series 2006-PW14 Class X2, 0.8435% 12/11/38 (e)(j)(l)		27,676,813	597,296
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)		$ 354,440	$ 354,401
Class A4, 5.4635% 4/12/38 (j)		237,000	213,008
Series 2007-BBA8:
Class K, 1.5444% 3/15/22 (e)(j)		105,000	31,500
Class L, 2.2444% 3/15/22 (e)(j)		214,000	42,800
Series 2007-PW15:
Class A1, 5.016% 2/11/44		348,423	346,683
Class X2, 0.3635% 2/11/44 (e)(j)(l)		28,087,281	380,057
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)		304,000	69,920
Class C, 5.713% 6/11/40 (e)		255,000	53,550
Class D, 5.713% 6/11/40 (e)		255,000	51,000
Series 2007-PW18 Class X2, 0.3443% 6/11/50 (e)(j)(l)		189,567,064	2,682,374
Series 2007-T26 Class X2, 0.1255% 1/12/45 (e)(j)(l)		25,489,350	151,901
Series 2007-T28:
Class A1, 5.422% 9/11/42		343,618	336,775
Class X2, 0.1822% 9/11/42 (e)(j)(l)		95,248,962	670,591
C-BASS Trust floater Series 2006-SC1 Class A, 0.5788% 5/25/36 (e)(j)		1,059,268	459,127
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	1,870,924
Class XCL, 0.8163% 5/15/35 (e)(j)(l)		30,867,705	1,224,068
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	466,187
Series 1998-2 Class J, 6.39% 11/18/30 (e)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	751,151
Class F, 7.734% 1/15/32		413,000	404,836
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(j)		1,932,000	1,950,152
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31		261,009	260,731
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 0.4144% 11/15/36 (e)(j)		9,574	7,207
Class F, 0.6544% 8/16/21 (e)(j)		678,000	183,060
Class G, 0.6744% 11/15/36 (e)(j)		444,222	111,056
Class H, 0.7144% 11/15/36 (e)(j)		355,548	81,776
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		$ 9,955,000	$ 7,993,943
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		3,233,000	905,240
Series 2006-FL2 Class CNP3, 1.5444% 8/16/21 (e)(j)		5,182,308	1,554,692
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)		11,270,591	11,396,959
Class A4, 5.8884% 12/10/49 (j)		4,303,000	3,365,620
Series 2007-FL3A Class A2, 0.4844% 4/15/22 (e)(j)		6,878,000	3,095,100
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3624% 1/15/46 (j)		11,229,000	9,491,282
Series 2007-CD4:
Class A1, 4.977% 12/11/49		559,248	549,855
Class A2A, 5.237% 12/11/49		11,693,000	10,745,365
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,533,557
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	45,328
Class G, 5.01% 5/15/44 (j)	CAD	30,000	8,854
Class H, 5.01% 5/15/44 (j)	CAD	20,000	5,244
Class J, 5.01% 5/15/44 (j)	CAD	20,000	4,800
Class K, 5.01% 5/15/44 (j)	CAD	10,000	2,117
Class L, 5.01% 5/15/44 (j)	CAD	36,000	6,777
Class M, 5.01% 5/15/44 (j)	CAD	165,000	31,256
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)		294,800	289,442
Series 2007-C3 Class A3, 5.8202% 5/15/46 (j)		1,902,000	1,582,289
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	798,840
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5744% 4/15/17 (e)(j)		4,261,000	2,471,380
Class C, 0.6144% 4/15/17 (e)(j)		1,531,000	873,619
Class D, 0.6544% 4/15/17 (e)(j)		950,056	491,616
Class E, 0.7144% 4/15/17 (e)(j)		302,445	143,779
Class F, 0.7544% 4/15/17 (e)(j)		171,562	76,455
Class G, 0.8944% 4/15/17 (e)(j)		171,562	71,034
Class H, 0.9644% 4/15/17 (e)(j)		171,562	68,625
Class J, 1.1944% 4/15/17 (e)(j)		131,565	50,653
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class C, 0.6444% 11/15/17 (e)(j)		$ 3,000,607	$ 1,401,523
Class D, 0.6844% 11/15/17 (e)(j)		156,045	70,549
Class E, 0.7344% 11/15/17 (e)(j)		554,751	236,544
Class F, 0.7944% 11/15/17 (e)(j)		384,344	154,644
Class G, 0.8444% 11/15/17 (e)(j)		266,408	101,162
Series 2006-FL12 Class AJ, 0.4744% 12/15/20 (e)(j)		2,710,000	1,369,038
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)		179,000	176,643
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	4,527,785
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	2,886,767
Series 2007-C9 Class A4, 5.8162% 12/10/49 (j)		4,209,000	3,387,691
Series 2001-J1A Class F, 6.958% 2/14/34 (e)		500,000	456,524
Series 2001-J2A Class F, 7.0309% 7/16/34 (e)(j)		190,000	84,214
Series 2006-C8 Class B, 5.44% 12/10/46		3,294,000	922,320
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		137,515	129,090
Class G, 6.21% 7/15/31 (e)		500,000	423,162
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(j)		196,930	160,193
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)		865,071	877,304
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	300,961
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39		3,852,000	1,382,472
Series 2007-C2:
Class A1, 5.269% 1/15/49		184,673	182,895
Class A2, 5.448% 1/15/49 (j)		10,150,000	9,507,283
Class A3, 5.542% 1/15/49 (j)		3,804,000	2,741,358
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)		225,222	223,973
Class A4, 5.9124% 6/15/39 (j)		1,144,000	835,033
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	9,113,149
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)		1,722,000	1,252,406
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6944% 4/15/22 (e)(j)		6,783,000	1,695,750
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 1.8444% 7/15/19 (e)(j)		$ 55,191	$ 11,038
Class SHDC, 1.3444% 7/15/19 (e)(j)		26,476	6,619
Series 2006-TFL2 Class SHDD, 1.6944% 7/15/19 (e)(j)		14,798	3,255
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41		1,662,657	1,670,087
Series 2000-C1 Class A2, 7.545% 4/15/62		2,460,412	2,494,645
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,819,036
Series 2004-C1:
Class A3, 4.321% 1/15/37		676,045	661,166
Class A4, 4.75% 1/15/37		884,000	802,627
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	481,941
Series 1998-C1:
Class D, 7.17% 5/17/40		2,056,473	2,038,845
Class H, 6% 5/17/40 (e)		130,000	11,504
Series 1999-C1 Class E, 8.0655% 9/15/41 (j)		1,966,000	1,908,644
Series 2001-CK6 Class AX, 0.645% 9/15/18 (l)		5,560,761	99,069
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (e)(j)(l)		17,813,880	600,239
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		190,000	143,105
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	60,000
Class J, 4.231% 5/15/38 (e)		300,000	78,665
Series 2006-C1 Class A3, 5.711% 2/15/39 (j)		10,043,000	8,788,332
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4944% 2/15/22 (e)(j)		721,000	288,400
Series 2007-TFL1:
Class C:
0.5144% 2/15/22 (e)(j)		1,864,711	615,355
0.6144% 2/15/22 (e)(j)		665,993	179,818
Class F, 0.6644% 2/15/22 (e)(j)		1,331,815	332,954
Class L, 2.2444% 2/15/22 (e)(j)		100,000	9,000
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40		216,698	214,818
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (j)(l)		37,268,901	544,089
Class B, 5.487% 2/15/40 (e)(j)		2,907,000	552,330
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	200,000
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 132,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		7,364,844	7,517,905
Series 1998-CG1 Class B4, 7.4637% 6/10/31 (e)(j)		891,000	818,722
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7516% 4/29/39 (e)(j)		18,820	18,444
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (e)		367,000	367,758
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	566,293
Class G, 6.936% 3/15/33 (e)		1,252,000	1,036,503
Class H, 7.039% 3/15/33 (e)		50,000	38,072
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(j)		361,000	255,177
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		600,000	450,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		465,105	470,264
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,565,885
Series 2001-1 Class X1, 1.0497% 5/15/33 (e)(j)(l)		19,752,617	321,533
Series 2001-3 Class C, 6.51% 6/10/38		287,000	259,960
Series 2002-1A Class H, 7.3917% 12/10/35 (e)(j)		55,000	37,093
Series 2005-C1 Class B, 4.846% 6/10/48 (j)		543,000	166,075
Series 2007-C1 Class XP, 0.1974% 12/10/49 (j)(l)		23,840,387	182,389
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (e)		85,000	84,150
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	68,621
Series 1997-C2:
Class F, 6.75% 4/15/29 (j)		1,100,000	1,045,114
Class G, 6.75% 4/15/29 (j)		500,000	220,488
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		500,000	365,000
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	15,770
Series 1999-C3:
Class J, 6.974% 8/15/36 (e)		226,000	209,846
Class K, 6.974% 8/15/36 (e)		427,000	114,541
Series 2000-C1:
Class G, 7% 3/15/33 (e)		120,000	102,155
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (e)		$ 100,000	$ 65,723
Class K, 7% 3/15/33		90,000	46,777
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	213,656
Series 2005-C1 Class X2, 0.7105% 5/10/43 (j)(l)		13,975,578	145,659
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.6013% 11/5/21 (e)(j)		715,000	303,875
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,219,042
Series 2007-GG11:
Class A1, 5.358% 12/10/49		1,256,122	1,217,181
Class A2, 5.597% 12/10/49		3,804,000	3,307,373
Series 2007-GG9:
Class A1, 5.233% 3/10/39		309,972	306,863
Class A4, 5.444% 3/10/39		5,530,000	4,350,130
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		86,000	55,944
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(j)		250,000	88,052
Series 2005-GG3 Class XP, 0.7066% 8/10/42 (e)(j)(l)		48,409,436	746,551
Series 2006-GG7:
Class A3, 6.1142% 7/10/38 (j)		5,013,000	4,456,544
Class A4, 5.9165% 7/10/38 (j)		9,540,000	7,837,519
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(l)		47,931,734	469,731
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.6544% 6/6/20 (e)(j)		96,000	69,120
Class D, 0.6944% 6/6/20 (e)(j)		453,000	258,210
Class E, 0.7844% 6/6/20 (e)(j)		526,000	289,300
Class F, 0.8544% 6/6/20 (e)(j)		835,001	417,501
Class J, 2.1644% 6/6/20 (e)(j)		250,000	12,500
Series 2007-EOP:
Class C, 0.7344% 3/6/20 (e)(j)		1,112,000	767,280
Class D, 0.7844% 3/6/20 (e)(j)		2,961,000	2,043,090
Class F, 0.8944% 3/6/20 (e)(j)		91,000	61,880
Class G, 0.9344% 3/6/20 (e)(j)		45,000	30,600
Class L, 1.7144% 3/1/20 (e)(j)		400,000	228,000
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)		2,989,000	3,205,737
Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	547,700
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
GS Mortgage Securities Corp. II: - continued
Series 1997-GL Class G, 7.7695% 7/13/30 (j)		$ 857,137	$ 879,937
Series 1998-GLII Class G, 8.011% 4/13/31 (e)(j)		600,000	420,000
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (e)(j)		350,000	140,000
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)		941,000	1,011,081
Series 2005-GG4 Class XP, 0.6995% 7/10/39 (e)(j)(l)		46,605,429	735,727
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)		11,153,000	10,872,513
Series 2006-RR2:
Class M, 5.8202% 6/1/46 (e)(j)		100,000	3,000
Class N, 5.8202% 6/1/46 (e)(j)		100,000	3,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,691,524
Series 2007-GG10:
Class A1, 5.69% 8/10/45		406,686	398,807
Class A2, 5.778% 8/10/45		13,561,000	12,355,365
Class A4, 5.7992% 8/10/45 (j)		11,160,000	8,534,471
Series 2007-GG10 Class B, 5.9932% 8/10/45 (j)		2,376,000	330,679
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		180,000	126,913
Series 2002-CIB4:
Class E, 6.7103% 5/12/34 (e)(j)		190,000	134,103
Class F, 7.1023% 5/12/34 (e)(j)		78,000	51,052
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (e)(j)		211,150	137,247
Class D, 5.192% 1/12/37		230,000	154,172
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.605% 4/16/19 (e)(j)		1,057,055	898,497
Series 2006-FLA2:
Class A2, 0.4744% 11/15/18 (e)(j)		10,000,000	5,800,000
Class B, 0.5144% 11/15/18 (e)(j)		1,592,376	843,959
Class C, 0.5544% 11/15/18 (e)(j)		1,131,339	576,983
Class D, 0.5744% 11/15/18 (e)(j)		296,891	133,601
Class E, 0.6244% 11/15/18 (e)(j)		425,866	183,122
Class F, 0.6744% 11/15/18 (e)(j)		637,763	267,860
Class G, 0.7044% 11/15/18 (e)(j)		554,576	221,830
Class H, 0.8444% 11/15/18 (e)(j)		425,866	149,053
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6699% 12/12/44 (j)		$ 5,657,000	$ 4,752,933
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)		2,864,000	2,467,074
Series 2006-CB17 Class A4, 5.429% 12/12/43		990,000	790,191
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	951,847
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)		903,000	767,020
Series 2007-CB19 Class A4, 5.7463% 2/12/49 (j)		6,670,000	5,089,724
Series 2007-LD11:
Class A2, 5.8036% 6/15/49 (j)		5,340,000	4,908,370
Class A4, 6.0069% 6/15/49 (j)		2,823,000	2,207,191
Series 2007-LDP10 Class A1, 5.122% 1/15/49		203,981	203,945
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	3,932,034
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	26,000
Series 2004-LDP4 Class D, 5.1237% 10/15/42 (j)		1,711,000	325,090
Series 2004-LN2 Class D, 5.2178% 7/15/41 (j)		420,000	79,800
Series 2005-CB13 Class E, 5.35% 1/12/43 (e)(j)		963,000	163,710
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,108,479
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	486,891
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	37,950
Class C, 5.7462% 2/12/49		424,000	89,040
Class D, 5.7462% 2/12/49		447,000	89,400
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)		364,000	76,440
Class CS, 5.466% 1/15/49 (j)		157,000	31,400
Class ES, 5.5455% 1/15/49 (e)(j)		983,000	137,620
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,550,000	1,438,745
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		783,000	767,633
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,132,540	2,153,685
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		385,000	292,600
Series 2007-C3:
Class F, 5.9388% 7/15/44 (j)		377,000	37,933
Class G, 5.9388% 7/15/44 (e)(j)		666,000	62,305
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31		722,000	604,226
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		3,403,997	3,457,290
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27		$ 367,000	$ 370,529
Series 2001-C3 Class A1, 6.058% 6/15/20		152,021	154,036
Series 2006-C1 Class A2, 5.084% 2/15/31		913,000	890,388
Series 2006-C3 Class A1, 5.478% 3/15/39		188,887	189,165
Series 2006-C6:
Class A1, 5.23% 9/15/39		291,829	293,728
Class A2, 5.262% 9/15/39 (j)		11,694,000	11,189,427
Series 2006-C7:
Class A1, 5.279% 11/15/38		921,498	927,456
Class A2, 5.3% 11/15/38		2,092,000	1,899,421
Class A3, 5.347% 11/15/38		1,417,000	1,140,457
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)		182,340	184,483
Class A3, 5.398% 2/15/40		10,000,000	8,324,795
Class A4, 5.424% 2/15/40		244,000	180,437
Series 2007-C2:
Class A1, 5.226% 2/15/40		168,329	166,796
Class A3, 5.43% 2/15/40		917,000	648,082
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	8,929,768
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	547,498
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	127,426
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,655,628
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	1,593,117
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(j)		86,000	55,609
Series 2003-C3 Class XCP, 1.0324% 3/11/37 (e)(j)(l)		7,980,175	80,868
Series 2004-C2:
Class G, 4.595% 3/15/36 (e)(j)		165,000	57,750
Class K, 5.4351% 3/15/36 (e)(j)		500,000	40,000
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)		275,895	275,327
Series 2005-C3 Class XCP, 0.9277% 7/15/40 (j)(l)		7,518,010	122,792
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)		11,783,936	238,301
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)		4,185,000	585,900
Class D, 5.563% 2/15/40 (j)		760,000	91,200
Class E, 5.582% 2/15/40 (j)		381,000	41,910
Class XCP, 0.6696% 2/15/40 (j)(l)		4,640,096	76,537
Series 2007-C2 Class XCP, 0.715% 2/15/40 (j)(l)		21,899,914	389,525
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)		2,376,000	1,755,506
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	4,919,847
Class XCP, 0.3124% 9/15/45 (j)(l)		156,476,796	1,907,499
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)		$ 544,000	$ 512,112
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)		3,105,000	2,484,000
Class C, 4.13% 11/20/37 (e)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5744% 9/15/21 (e)(j)		608,683	243,473
Class E, 0.6344% 9/15/21 (e)(j)		2,196,145	658,843
Class F, 0.6844% 9/15/21 (e)(j)		1,143,094	314,351
Class G, 0.7044% 9/15/21 (e)(j)		2,258,211	564,553
Class H, 0.7444% 9/15/21 (e)(j)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,462,717
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		180,000	90,450
Class I11, 7.72% 2/26/28 (e)		100,000	40,130
Class I12, 7.72% 2/26/28 (e)		100,000	32,550
Class I9, 7.72% 2/26/28 (e)		153,200	98,707
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (j)		620,000	527,000
Series 1998-C3 Class E, 6.9857% 12/15/30 (j)		155,000	134,850
Series 1999-C1 Class B, 7.71% 11/15/31		330,000	330,516
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (e)		395,000	296,250
Class H, 6.778% 2/3/16 (e)		315,000	220,500
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50		945,472	919,760
Series 2004-KEY2 Class K, 5.091% 8/12/39 (e)(j)		100,000	10,753
Series 2005-CKI1 Class A3, 5.4149% 11/12/37 (j)		3,122,000	3,036,744
Series 2005-LC1 Class F, 5.378% 1/12/44 (e)(j)		1,655,000	335,693
Series 2006-C1 Class A2, 5.6116% 5/12/39 (j)		2,680,000	2,591,246
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		300,000	31,641
Series 2007-C1 Class A4, 6.0224% 6/12/50 (j)		7,199,517	5,440,282
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	2,768,776
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4875% 12/12/49 (j)		887,000	649,814
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,790,667
Series 2006-4:
Class A2, 5.112% 12/12/49 (j)		1,075,000	1,007,510
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class ASB, 5.133% 12/12/49 (j)		$ 1,636,000	$ 1,409,514
Series 2007-5:
Class A1, 4.275% 12/12/11		153,670	150,156
Class A3, 5.364% 8/12/48		11,417,000	9,130,653
Class A4, 5.378% 8/12/48		76,000	51,787
Class B, 5.479% 2/12/17		5,706,000	1,151,092
Series 2007-6 Class A1, 5.175% 3/12/51		182,120	180,125
Series 2007-7 Class A4, 5.81% 6/12/50 (j)		6,656,000	4,706,202
Series 2007-8 Class A1, 4.622% 8/12/49		333,519	324,358
Series 2006-2 Class A4, 5.9093% 6/12/46 (j)		16,407,000	14,118,821
Series 2006-4 Class XP, 0.6211% 12/12/49 (j)(l)		34,994,733	753,864
Series 2007-6 Class B, 5.635% 3/12/51 (j)		1,902,000	415,298
Series 2007-7 Class B, 5.75% 6/12/50		166,000	36,895
Series 2007-8 Class A3, 6.1556% 8/12/49 (j)		1,640,000	1,258,703
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.715% 8/15/19 (e)(j)		32,456	26,939
Class H, 0.735% 8/15/19 (e)(j)		151,000	105,700
Class J, 0.805% 8/15/19 (e)(j)		114,000	74,100
Series 2006-XLF:
Class C, 1.545% 7/15/19 (e)(j)		822,747	82,275
Class F, 0.665% 7/15/19 (e)(j)		1,830,000	1,335,900
Class G, 0.705% 7/15/19 (e)(j)		1,041,000	468,450
Series 2007-XCLA Class A1, 0.545% 7/17/17 (e)(j)		2,721,304	1,360,652
Series 2007-XLCA Class B, 0.8444% 7/17/17 (e)(j)		2,033,616	183,025
Series 2007-XLFA:
Class C, 0.505% 10/15/20 (e)(j)		1,092,000	305,760
Class D, 0.535% 10/15/20 (e)(j)		667,354	166,839
Class E, 0.595% 10/15/20 (e)(j)		834,661	166,932
Class F, 0.645% 10/15/20 (e)(j)		500,899	90,162
Class G, 0.685% 10/15/20 (e)(j)		619,188	92,878
Class H, 0.775% 10/15/20 (e)(j)		389,758	38,976
Class J, 0.925% 10/15/20 (e)(j)		444,903	35,592
Class MHRO, 1.035% 10/15/20 (e)(j)		451,956	49,715
Class MJPM, 1.345% 10/15/20 (e)(j)		138,148	12,433
Class MSTR, 1.045% 10/15/20 (e)(j)		250,598	35,084
Class NHRO, 1.235% 10/15/20 (e)(j)		682,198	61,398
Class NSTR, 1.195% 10/15/20 (e)(j)		230,723	25,380
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8728% 4/15/38 (e)(j)(l)		$ 6,735,053	$ 108,211
Series 2004-HQ3 Class A2, 4.05% 1/13/41		548,181	555,205
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		329,170	279,795
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,612,803
Series 2006-HQ10 Class A1, 5.131% 11/12/41		657,491	654,344
Series 2006-T23 Class A1, 5.682% 8/12/41		1,802,808	1,805,402
Series 2007-HQ11:
Class A1, 5.246% 2/20/44		301,159	297,316
Class A31, 5.439% 2/12/44 (j)		964,000	828,223
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		308,490	302,144
Class A4, 5.364% 3/15/44		10,000,000	7,603,388
Series 2007-IQ14 Class A1, 5.38% 4/15/49		695,728	683,482
Series 2007-T25 Class A2, 5.507% 11/12/49		3,425,000	3,017,671
Series 2003-IQ6 Class X2, 0.5816% 12/15/41 (e)(j)(l)		13,765,630	177,495
Series 2004-IQ7 Class E, 5.5381% 6/15/38 (e)(j)		120,000	42,000
Series 2005-HQ7:
Class E, 5.3781% 11/14/42 (j)		75,000	17,137
Class F, 5.3781% 11/14/42 (j)		150,000	32,357
Series 2005-IQ9 Class X2, 1.0455% 7/15/56 (e)(j)(l)		26,165,729	570,876
Series 2006-HQ8 Class A3, 5.6115% 3/12/16 (j)		2,950,000	2,747,105
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)		2,823,000	549,412
Series 2006-IQ11:
Class A3, 5.9062% 10/15/42 (j)		3,157,000	2,860,031
Class A4, 5.7708% 10/15/42 (j)		570,000	481,510
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	337,339
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)		972,000	853,149
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)		3,448,000	578,368
Series 2007-HQ12:
Class A2, 5.8107% 4/12/49 (j)		12,880,000	11,607,734
Series A1, 5.519% 4/12/49 (j)		444,441	433,126
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)		2,852,000	2,067,731
Class B, 5.914% 4/15/49		469,000	73,178
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (e)(j)		2,783,226	222,658
Class D, 1.0444% 7/17/17 (e)(j)		1,308,727	91,611
Class E, 1.1444% 7/17/17 (e)(j)		1,062,250	63,735
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		$ 76,735	$ 78,017
Series 2000-PRIN Class C, 7.7372% 2/23/34 (j)		366,000	282,280
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		184,900	172,640
Series 2003-TOP9 Class E, 5.8861% 11/13/36 (e)(j)		70,000	29,338
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		760,164	737,359
Class G, 5% 8/20/30 (e)		216,875	177,838
Class J, 5% 8/20/30 (e)		160,000	88,000
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		427,115	371,590
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		280,000	271,936
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (m)	CAD	107,000	58,245
Class G, 4.456% 9/12/38 (m)	CAD	54,000	27,747
Class H, 4.456% 9/12/38 (m)	CAD	36,000	17,476
Class J, 4.456% 9/12/38 (m)	CAD	36,000	16,463
Class K, 4.456% 9/12/38 (m)	CAD	18,000	7,325
Class L, 4.456% 9/12/38 (m)	CAD	26,000	9,973
Class M, 4.456% 9/12/38 (m)	CAD	128,859	24,448
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	69,239
Class G, 4.57% 4/12/23	CAD	42,000	21,791
Class H, 4.57% 4/12/23	CAD	42,000	20,592
Class J, 4.57% 4/12/23	CAD	42,000	19,475
Class K, 4.57% 4/12/23	CAD	21,000	9,218
Class L, 4.57% 4/12/23	CAD	63,000	26,199
Class M, 4.57% 4/12/23	CAD	185,000	37,317
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,416,023	3,464,215
Series 1999-C1 Class G, 7.1462% 5/18/32 (e)(j)		420,000	409,872
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	104,659
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(j)		165,000	136,125
Class F6, 6.5% 2/18/34 (e)(j)		37,000	30,340
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)		182,000	163,800
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7888% 3/24/18 (e)(j)		128,252	115,427
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		$ 306,879	$ 314,219
Class F, 7.3% 10/12/34 (e)		170,000	110,500
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)		1,616,000	1,646,342
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.9194% 9/15/09 (e)(j)		110,000	12,120
Class G, 0.9194% 9/15/09 (e)(j)		200,000	20,093
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5444% 1/15/18 (e)(j)		1,276,330	638,165
Series 2006-WL7A:
Class E, 0.6244% 9/15/21 (e)(j)		1,770,598	531,179
Class F, 0.6844% 8/11/18 (e)(j)		1,877,987	431,937
Class G, 0.7044% 8/11/18 (e)(j)		1,779,101	355,820
Class J, 0.9444% 8/11/18 (e)(j)		395,545	39,555
Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (e)(j)		118,821	23,764
Class AP2, 1.1444% 6/15/20 (e)(j)		198,003	19,800
Class F, 0.8244% 6/15/20 (e)(j)		3,847,501	769,500
Class LXR1, 1.0444% 6/15/20 (e)(j)		233,916	46,783
Class LXR2, 1.1444% 6/15/20 (e)(j)		2,622,585	262,259
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		646,394	639,584
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		3,802,970	3,747,742
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	7,980,345
Series 2006-C24 Class A2, 5.506% 3/15/45		1,562,322	1,560,185
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,606,041
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	4,320,205
Series 2007-C30:
Class A1, 5.031% 12/15/43		290,391	286,697
Class A3, 5.246% 12/15/43		1,633,000	1,492,920
Class A4, 5.305% 12/15/43		8,604,000	7,066,773
Class A5, 5.342% 12/15/43		2,036,000	1,418,853
Series 2007-C31:
Class A1, 5.14% 4/15/47		167,531	165,765
Class A4, 5.509% 4/15/47		4,299,000	2,938,951
Series 2007-C32:
Class A2, 5.7356% 6/15/49 (j)		15,568,000	14,176,524
Class A3, 5.929% 6/15/49 (j)		3,229,000	2,273,884
Series 2003-C6 Class G, 5.125% 8/15/35 (e)		903,000	423,990
Commercial Mortgage Securities - continued
		Principal Amount (o)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(j)		$ 1,464,000	$ 1,222,807
Class 180B, 5.3979% 10/15/41 (e)(j)		666,000	568,784
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	703,740
Series 2005-C22:
Class B, 5.355% 12/15/44 (j)		4,218,000	1,476,300
Class F, 5.355% 12/15/44 (e)(j)		3,171,000	507,360
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)		7,870,000	6,527,891
Series 2006-C25 Class AM, 5.9263% 5/15/43 (j)		996,000	526,341
Series 2006-C29 Class E, 5.516% 11/15/48 (j)		1,902,000	199,710
Series 2007-C30:
Class B, 5.463% 12/15/43 (j)		10,505,000	1,208,075
Class C, 5.483% 12/15/43 (j)		5,706,000	627,660
Class D, 5.513% 12/15/43 (j)		3,044,000	289,180
Class XP, 0.4317% 12/15/43 (e)(j)(l)		23,390,552	369,084
Series 2007-C31 Class C, 5.6906% 4/15/47 (j)		522,000	62,640
Series 2007-C32:
Class D, 5.929% 6/15/49 (j)		1,431,000	157,410
Class E, 5.929% 6/15/49 (j)		2,252,000	225,200
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9024% 2/15/51 (j)		1,259,000	889,770
Series 2007-C33 Class B, 5.9024% 2/15/51 (j)		3,198,000	479,700
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $682,394,981)			645,517,880
Municipal Securities - 0.6%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,421,864
7.55% 4/1/39		8,400,000	8,119,272
Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	11,460,300
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,718,341
Series A, 5% 1/1/12		11,025,000	12,064,547
Municipal Securities - continued
		Principal Amount (o)	Value
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		$ 3,539,000	$ 3,914,771
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,257,829
TOTAL MUNICIPAL SECURITIES (Cost $54,666,507)			55,956,924
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,495,121	1,910,426
par 2.5% 12/31/38 (c)		2,960,000	658,600
1.683% 8/3/12 (j)		7,560,000	4,782,844
7% 3/28/11		27,645,000	16,398,092
7% 9/12/13		18,895,000	8,295,955
Brazilian Federative Republic:
6% 9/15/13		300,000	291,000
6% 1/17/17		440,000	451,000
8.25% 1/20/34		410,000	477,650
8.75% 2/4/25		730,000	883,300
12.25% 3/6/30		880,000	1,399,200
12.75% 1/15/20		355,000	532,500
Central Bank of Nigeria promissory note 5.092% 1/5/10		210,123	150,992
Chilean Republic 7.125% 1/11/12		3,045,000	3,346,151
Colombian Republic 7.375% 9/18/37		1,830,000	1,848,300
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,550,000	1,426,000
Dominican Republic:
2.0825% 8/30/24 (j)		1,100,000	737,000
9.04% 1/23/18 (e)		2,497,452	2,222,732
9.5% 9/27/11 (Reg. S)		2,511,325	2,467,377
Ecuador Republic:
5% 2/28/25 (a)		218,000	102,460
10% 8/15/30 (Reg. S) (a)		5,500,000	1,815,000
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		1,265,000	1,063,865
7.75% 1/24/23 (Reg. S)		870,000	865,650
8.25% 4/10/32 (Reg. S)		375,000	338,438
8.5% 7/25/11 (Reg. S)		650,000	659,750
Gabonese Republic 8.2% 12/12/17 (e)		3,725,000	3,296,625
Georgia Republic 7.5% 4/15/13		1,270,000	1,041,400
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
Ghana Republic 8.5% 10/4/17 (e)		$ 2,330,000	$ 1,875,650
Indonesian Republic:
6.625% 2/17/37 (e)		1,475,000	1,231,625
6.875% 3/9/17 (e)		950,000	912,000
6.875% 1/17/18 (e)		1,510,000	1,442,050
7.25% 4/20/15 (e)		785,000	781,075
7.5% 1/15/16 (e)		485,000	482,575
7.75% 1/17/38 (e)		1,720,000	1,616,800
8.5% 10/12/35 (e)		650,000	666,250
8.5% 10/12/35 (Reg. S)		1,360,000	1,394,000
10.375% 5/4/14 (e)		895,000	1,027,013
11.625% 3/4/19 (e)		1,335,000	1,675,425
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		2,810,000	1,798,400
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		2,420,000	2,534,950
9% 5/2/14		610,000	638,975
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (j)		773,000	734,350
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (e)		560,000	588,000
Philippine Republic:
9.5% 2/2/30		440,000	550,000
10.625% 3/16/25		395,000	526,338
Republic of Fiji 6.875% 9/13/11		1,265,000	961,400
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,500,000	1,612,500
Republic of Serbia 3.75% 11/1/24 (c)(e)		5,430,000	4,724,100
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,961,920	15,961,920
12.75% 6/24/28 (Reg. S)		1,515,000	2,208,113
Turkish Republic:
6.75% 4/3/18		1,520,000	1,485,800
6.875% 3/17/36		3,285,000	2,960,771
7% 9/26/16		965,000	974,650
7.25% 3/5/38		1,350,000	1,257,255
7.375% 2/5/25		4,890,000	4,884,132
Ukraine Cabinet of Ministers:
5.1512% 8/5/09 (Reg. S) (j)		6,845,000	6,468,525
6.875% 3/4/11 (Reg. S)		1,810,000	1,466,100
Ukraine Government:
6.385% 6/26/12 (e)		1,765,000	1,359,050
6.75% 11/14/17 (e)		5,460,000	3,685,500
United Mexican States:
7.5% 4/8/33		425,000	478,678
Foreign Government and Government Agency Obligations - continued
		Principal Amount (o)	Value
United Mexican States: - continued
8.3% 8/15/31		$ 420,000	$ 511,896
Uruguay Republic 8% 11/18/22		2,106,902	2,201,713
Venezuelan Republic:
2.1006% 4/20/11 (Reg. S) (j)		6,205,000	4,808,875
5.375% 8/7/10 (Reg. S)		890,000	801,000
7% 3/31/38		630,000	294,525
8.5% 10/8/14		2,415,000	1,636,163
9% 5/7/23 (Reg. S)		4,450,000	2,569,875
9.25% 9/15/27		3,090,000	1,962,150
9.375% 1/13/34		1,160,000	672,800
10.75% 9/19/13		7,405,000	5,831,438
13.625% 8/15/18		3,538,000	2,989,610
Vietnamese Socialist Republic:
4% 3/12/28 (c)		1,225,000	796,250
6.875% 1/15/16 (e)		1,505,000	1,493,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,764,820)			154,996,285
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $215,711)		242,000	233,779
Convertible Preferred Stocks - 0.0%
Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,081,288
(Cost $1,326,273)
Floating Rate Loans - 0.7%
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3439% 12/27/14 (j)	$ 1,540,039	$ 970,224
Tranche C, term loan 2.2703% 12/27/15 (j)	1,192,292	751,144
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (j)	1,445,000	1,206,575
		2,927,943
Automobiles - 0.1%
Ford Motor Co. term loan 3.6133% 12/15/13 (j)	6,940,000	4,996,800
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.07% 5/23/14 (j)	306,696	214,687
Tranche B, term loan 2.07% 5/23/14 (j)	1,454,357	1,018,050
		1,232,737
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (j)	4,066,755	3,466,909
CSC Holdings, Inc. Tranche B, term loan 2.0947% 3/31/13 (j)	750,338	701,566
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.16% 12/12/14 (j)	2,587,792	388,169
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,862,825
VNU, Inc. term loan 2.3819% 8/9/13 (j)	1,691,332	1,475,687
Zuffa LLC term loan 2.375% 6/19/15 (j)	6,011,595	4,809,276
		13,704,432
Multiline Retail - 0.0%
Dollar General Corp. Tranche B1, term loan 3.4378% 7/6/14 (j)	3,088,670	2,841,576
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 2.6792% 10/31/13 (j)	2,561,862	1,850,945
Toys 'R' US, Inc. term loan 3.4181% 12/8/09 (j)	74,016	51,811
		1,902,756
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 4.8419% 3/5/14 (j)	165,000	142,725
Floating Rate Loans - continued
	Principal Amount (o)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc.: - continued
Tranche B 1LN, term loan 5.7963% 9/5/13 (j)	$ 531,895	$ 522,587
Levi Strauss & Co. term loan 2.585% 4/4/14 (j)	790,000	608,300
		1,273,612
TOTAL CONSUMER DISCRETIONARY		28,879,856
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (j)	335,123	229,559
Tranche B, term loan 4.1769% 10/10/13 (j)	1,244,743	852,649
Tranche DD, term loan 4.1586% 10/10/13 (j)	840,732	575,902
Tishman Speyer Properties term loan 2.07% 12/27/12 (j)	53,000	17,490
		1,675,600
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 2.8984% 7/25/14 (j)	2,874,071	2,543,553
Tranche DD, term loan 2.5688% 7/25/14 (j)	146,655	129,790
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (j)	5,183,826	4,626,565
		7,299,908
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5688% 4/10/14 (j)	4,681,460	3,698,353
TOTAL HEALTH CARE		10,998,261
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6644% 4/30/14 (j)	3,102,719	1,970,227
Northwest Airlines, Inc. term loan 2.36% 12/31/10 (j)	1,340,000	1,256,250
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (j)	2,755,757	1,667,233
		4,893,710
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.085% 5/4/15 pay-in-kind (j)	1,705,000	1,023,000
Floating Rate Loans - continued
	Principal Amount (o)	Value
INDUSTRIALS - continued
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (j)	$ 141,008	$ 125,850
Tranche B, term loan 2.1212% 12/21/12 (j)	772,057	689,061
		814,911
TOTAL INDUSTRIALS		6,731,621
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.083% 10/1/14 (j)	2,465,037	1,984,355
Tranche B-A1, term loan 3.3813% 10/1/14 (j)	624,215	502,493
Tranche B-B, term loan 3.4575% 10/1/12 (j)	3,102,127	2,652,318
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.8812% 10/10/14 (j)	1,520,702	1,053,086
		6,192,252
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 3.47% 6/11/14 (j)	3,336,839	2,602,734
TOTAL INFORMATION TECHNOLOGY		8,794,986
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. term loan 10.5% 3/19/10 (j)	3,970,000	3,970,000
Nalco Co. term loan 6.5% 5/6/16 (j)	370,000	370,925
		4,340,925
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (j)	3,681,323	3,386,817
TOTAL MATERIALS		7,727,742
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 2.9144% 7/3/13 (j)	972,544	906,897
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (j)	765,736	651,423
		1,558,320
Floating Rate Loans - continued
	Principal Amount (o)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.4113% 2/1/14 (j)	$ 2,425,000	$ 1,994,563
TOTAL TELECOMMUNICATION SERVICES		3,552,883
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3131% 3/30/12 (j)	408,969	304,682
term loan 4.22% 3/30/14 (j)	1,266,082	943,231
		1,247,913
TOTAL FLOATING RATE LOANS (Cost $70,681,980)		69,608,862
Bank Notes - 0.0%

National City Bank, Cleveland 1.3613% 3/1/13 (j) (Cost $789,189)	978,000	831,300
Fixed-Income Funds - 27.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	1,493,890	112,654,208
Fidelity Corporate Bond 1-10 Year Central Fund (k)	7,962,431	754,758,829
Fidelity Floating Rate Central Fund (k)	6,467,638	521,291,631
Fidelity Mortgage Backed Securities Central Fund (k)	14,684,302	1,484,142,356
TOTAL FIXED-INCOME FUNDS (Cost $2,963,576,431)		2,872,847,024
Preferred Securities - 0.1%
	Principal Amount (o)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	4,048,759
Net Servicos de Comunicacao SA 9.25% (e)	2,593,000	2,219,622
		6,268,381
Preferred Securities - continued
	Principal Amount (o)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	$ 4,158,000	$ 3,839,823
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (j)	1,052,000	597,303
MUFG Capital Finance 1 Ltd. 6.346% (j)	4,028,000	3,586,224
		4,183,527
TOTAL PREFERRED SECURITIES (Cost $13,826,388)		14,291,731
Cash Equivalents - 6.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.17%, dated 5/29/09 due 6/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 576,179,229	576,171,000
(Collateralized by U.S. Treasury Obligations) #	3,867,056	3,867,000
0.18%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) # (n)	105,876,588	105,875,000
TOTAL CASH EQUIVALENTS (Cost $685,910,672)		685,913,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $10,879,165,935)		10,701,189,883
NET OTHER ASSETS - (3.2)%		(327,113,095)
NET ASSETS - 100%		$ 10,374,076,788
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)

	Sept. 2034	$ 39,167	$ (36,864)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	4,000,000	(3,920,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	4,600,000	(4,508,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	2,800,000	(2,744,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	7,200,000	(7,056,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Ca) (i)	Sept. 2037	2,600,000	(2,548,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (h)	August 2034	31,279	(23,098)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (h)

	Oct. 2034	$ 39,853	$ (22,519)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (h)	March 2034	16,284	(2,240)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (h)	Feb. 2034	787	(753)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (h)	April 2032	11,800	(8,728)
TOTAL CREDIT DEFAULT SWAPS		21,339,170	(20,870,202)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	43,226
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	130,379
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	118,953
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	13,092,410
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	$ 78,000,000	$ 5,227,661
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	9,550,390
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,010,925
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	7,876,493
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,759,870
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,431,170
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,589,628
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	3,267,360
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,535,930
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,229,870
TOTAL INTEREST RATE SWAPS		1,019,929,000	72,864,265
		$ 1,041,268,170	$ 51,994,063
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,872,841 or 7.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,479,913.

(h) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,447 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 80,777
Class G, 4.456% 9/12/38	10/2/06	$ 39,498
Class H, 4.456% 9/12/38	10/2/06	$ 22,997
Class J, 4.456% 9/12/38	10/2/06	$ 21,304
Class K, 4.456% 9/12/38	10/2/06	$ 9,417
Class L, 4.456% 9/12/38	10/2/06	$ 13,077
Class M, 4.456% 9/12/38	10/2/06	$ 42,656
(n) Includes investment made with cash collateral received from securities on loan.
(o) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$576,171,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 25,413,990
Bank of America, NA	48,923,131
Barclays Capital, Inc.	81,538,551
Credit Suisse Securities (USA) LLC	4,026,564
Deutsche Bank Securities, Inc.	90,114,559
HSBC Securities (USA), Inc.	81,538,551
ING Financial Markets LLC	27,179,517
JP Morgan Securities, Inc.	190,256,619
Mizuho Securities USA, Inc.	13,589,759
Societe Generale, New York Branch	13,589,759
$ 576,171,000
$3,867,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,913,683
Banc of America, NA	751,471
Barclays Capital, Inc.	1,017,917
Deutsche Bank Securities, Inc.	183,929
$ 3,867,000
$105,875,000 due 6/01/09 at 0.18%
JP Morgan Securities, Inc.	$ 105,875,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,401,636
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	60,259,273
Fidelity Floating Rate Central Fund	19,311,660
Fidelity Mortgage Backed Securities Central Fund	67,687,119
Fidelity Ultra-Short Central Fund	4,661,764
Total	$ 177,928,292
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 150,952,886	$ 112,654,208	19.1%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	754,758,829	28.5%
Fidelity Floating Rate Central Fund	408,626,297	145,354,046	-	521,291,631	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	149,201,087	851,012,714	1,484,142,356	20.8%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,919,712*	-	0.0%
Total	$ 5,906,341,915	$ 364,654,828	$ 3,091,116,815	$ 2,872,847,024
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,701,189,883	$ 2,872,847,024	$ 7,747,710,940	$ 80,631,919
Other Financial Instruments*	$ 51,994,063	$ -	$ 72,816,407	$ (20,822,344)
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	(693,222)	-*
Total Unrealized Gain (Loss)	(20,577,194)	1,994,909
Cost of Purchases	83,105,991	-
Proceeds of Sales	(9,714,056)	-
Amortization/Accretion	(5,227,163)	-
Transfer in/out of Level 3	30,073,775	(19,290,909)
Ending Balance	$ 80,631,919	$ (20,822,344)
* The realized gain (loss) for derivative instruments is not included in the roll forward. For the period, the realized gain (loss) on these instruments totaled $(3,308,273).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $11,099,607,812. Net unrealized depreciation aggregated $398,417,929, of which $230,535,988 related to appreciated investment securities and $628,953,917 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $21,339,170 representing 0.21% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of it's assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009